UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle,

One Franklin Parkway, San Mateo, CA

94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON EMERGING MARKETS BOND FUND

A Series of Templeton Income Trust

June 30, 2019

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended June 30, 2019, the global economy generally expanded amid positive economic data in certain regions, healthy corporate earnings, the U.S. Federal Reserve’s (Fed’s) patient monetary policy stance and hopes of a U.S.-China trade deal. The European Central Bank did not change its benchmark interest rate and announced it would not raise rates in the next year due to risks including Brexit and global trade tensions. The Fed left the federal funds rate unchanged at its last four meetings and signaled no increases for 2019. Global markets were pressured by trade tensions between the U.S. and its trading partners and other geopolitical risks. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, rose 5.38% in U.S. dollar terms and 5.06% in local currency terms. The U.S. dollar declined against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Emerging Markets Bond Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President,

Chief Investment Officer of Franklin Templeton Fixed income Group

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Templeton Emerging Markets Bond Fund

This semiannual report for Templeton Emerging Markets Bond Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a +4.65% cumulative total return. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, posted a +10.60% cumulative total return in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global financial markets began the six-month period on a positive note, significantly recovering from the heightened volatility in December 2018. Some of the strongest rallies in January were seen across emerging markets, notably in Latin America. Most global currencies initially strengthened against a broadly weaker U.S. dollar before the trends reversed in February, March, April and May. However, weakness in the U.S. dollar returned in June, resulting in positive appreciations for a number of currencies against the U.S. dollar over the full six-month period. Additionally, risk assets around the world largely rallied during the period as a

Portfolio Composition*

Based on Total Net Assets as of 6/30/19

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

**Rounds to less than 0.1% of net assets.

***Includes foreign government and agency securities, money market funds and other net assets (including derivatives).

whole despite intermittent periods of volatility, with credit spreads broadly tightening across much of the global fixed income markets.

The Federal Open Market Committee (FOMC) shifted its policy stance at its January 2019 meeting, keeping rates unchanged, but removing its prior statement that “some further gradual increases in the target range for the federal funds rate” would be warranted. By March, the U.S. Federal Reserve (Fed) dropped its projected rate hikes for 2019 to zero, from the previous projections for two. In June, the FOMC shifted forward guidance further into dovish territory, notably removing its prior statement on being “patient... on future adjustments” and replacing it with a declaration that it “will act as appropriate to sustain the expansion.” Fed Chair Jay Powell indicated that several FOMC members saw a strengthening case for rate cuts.

In Europe, the European Central Bank (ECB) kept its policy rate unchanged at its January, March, April and June meetings, but moved increasingly into dovish territory

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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TEMPLETON EMERGING MARKETS BOND FUND

throughout the period. ECB President Mario Draghi indicated the central bank was prepared to “use all the instruments in its toolbox” to support economic conditions and move inflation closer to its 2.0% target, specifically including the possibility for rate cuts and quantitative easing.

Trade tensions between the U.S. and China presented risks to economic continuity and market sentiment during the period. Negotiations appeared to deteriorate throughout May, but not to a point that we believed would trigger an imminent recession or require acute monetary accommodation. The impasse appeared to thaw at the end of June, as President Trump resumed trade talks with Chinese President Xi Jinping at the G20 summit in Osaka, Japan. Our baseline view was for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remained elevated.

Geographic Composition*

Based on Total Net Assets as of 6/30/19

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Sovereign bond yields around the world declined during the six-month period, with the yield on the 10-year U.S. Treasury (UST) note finishing 0.68% lower at 2.01%, its lowest level since November 2016, and the yield on the 10-year German Bund dropping 0.57% to finish at 0.33%, its lowest level on record. The UST yield curve inverted with the spread between three-month and 10-year USTs reaching a low of -0.25% in early June, its lowest level since 2007. In our view, markets were overvaluing longer-term USTs during the period and overstating the probabilities for a near-term contraction in the U.S. economy. The probability for slower growth in the second half of 2019 increased during the period, but the likelihood for a recession still remained quite low, in our assessment.

On the whole, duration and credit exposures around the world rallied during the period. Additionally, a number of global currencies appreciated against a weakened U.S. dollar, with some notable exceptions including the euro, the

Australian dollar, the Argentine peso and the Ghanaian cedi. Overall, long-duration exposures and select currency exposures across global fixed income markets were key drivers of investment returns during the period.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to seek to generate income for the Fund, pursuing opportunities while monitoring changes in interest rates, currency exchange rates and credit risks. We manage the Fund’s exposure to various currencies and regularly use currency and cross currency forward contracts and may also use currency and currency index futures contracts and currency options. We may also use other derivative instruments, such as interest-rate swaps.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a currency option?

A currency option is a derivative financial instrument that gives the owner the right but not the obligation to exchange money denominated in one currency at a pre-agreed exchange rate on a specified date.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

Manager’s Discussion

During the period, we held duration exposures in select local-currency markets, notably including Brazil, Colombia, Ghana, India and Indonesia. We held short-term local-currency bonds in Mexico, Argentina, Egypt and Thailand. We also continued to hold a net-negative position in the euro, through currency forward contracts, as a macro hedge against a broadly strengthening U.S. dollar and as a directional view on the currency. We expected the euro to weaken based on rate differentials and growth divergence between Europe and the U.S. The ECB has shifted back toward ongoing stimulus with intentions to not raise rates

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TEMPLETON EMERGING MARKETS BOND FUND

Currency Composition*
6/30/19

	% of Total Net Assets

Americas	85.3%
U.S. Dollar	41.2%
Brazilian Real	20.4%
Argentine Peso	12.2%
Mexican Peso	9.4%
Colombian Peso	2.1%

Asia Pacific	21.2%
Japanese Yen	18.0%
Thailand Baht	4.8%
Indonesian Rupiah	3.4%
Indian Rupee	0.8%
Australian Dollar	-5.8%

Middle East & Africa	8.2%
Ghanaian Cedi	5.0%
Egyptian Pound	3.2%
South African Rand	0.0%	**

Europe	-14.7%
Euro	-14.7%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

above the 0% main refinancing rate through at least the first half of 2020. Our short euro position was also designed to hedge against eurosceptic political risks and unresolved structural risks across Europe. We also continued to hold net-negative positioning in the Australian dollar, also through currency forward contracts, based on the Reserve Bank of Australia’s continued rate accommodation, and as a partial hedge against potential trade risks and tail risks associated with China’s economy. The short Australian dollar position is intended to hedge broad-based beta risk across emerging markets. In May, we closed our net-negative position in the Japanese yen, formerly achieved through currency forward contracts, and transitioned toward a positive exposure to the yen, as our expectations shifted to a positive outlook for yen strength. We continued to hedge our exposure to the Indian rupee but maintained our positions in the local-currency bonds. In credit markets, we continued to see areas of value in some specific sovereign credits. However, we largely preferred the risk-adjusted returns in specific areas of the local-currency bond markets over the more fully valued credit markets. We remained positioned for rising yields by maintaining low overall portfolio duration and holding negative duration exposure to USTs through interest-rate swaps. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

During the period, the strategy’s positive absolute performance was primarily attributable to interest-rate strategies. Currency positions and overall credit exposures had largely neutral effects on absolute results. The Fund maintained low overall portfolio duration, while holding duration exposures in select emerging markets. Select duration exposures in Latin America (Brazil and Argentina), Asia ex-Japan (Indonesia) and Africa (Ghana) contributed to absolute performance, while negative duration exposure to USTs detracted. Among currencies, exposures to the Argentine peso and Ghanaian cedi detracted, while exposures to the Mexican peso and Indonesian rupiah contributed.

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

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TEMPLETON EMERGING MARKETS BOND FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+4.65%	+0.68%
1-Year	+6.56%	+2.53%
5-Year	+12.14%	+1.54%
Since Inception (4/1/13)	+15.63%	+1.73%

Advisor
6-Month	+4.75%	+4.75%
1-Year	+6.82%	+6.82%
5-Year	+13.35%	+2.54%
Since Inception (4/1/13)	+17.31%	+2.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.3509
C	$0.3323
R	$0.3484
R6	$0.3653
Advisor	$0.3605

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	1.25%	2.25%
Advisor	1.00%	2.00%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191,[2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191,[2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,046.50	$5.68	$1,019.24	$5.61	1.12%
C	$1,000	$1,044.20	$7.70	$1,017.26	$7.60	1.52%
R	$1,000	$1,046.10	$5.88	$1,019.04	$5.81	1.16%
R6	$1,000	$1,048.20	$3.81	$1,021.08	$3.76	0.75%
Advisor	$1,000	$1,047.50	$4.42	$1,020.48	$4.36	0.87%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON INCOME TRUST

Financial Highlights

Templeton Emerging Markets Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.13	$ 9.16	$ 8.84	$ 8.75	$ 8.33	$ 9.78	$ 9.49

Income from investment operations[b]:

Net investment income[c]	0.34	0.68	0.70	0.21	0.55	0.48	0.50

Net realized and unrealized gains (losses)	0.03	(0.99)	0.20	0.04	0.06	(1.33)	0.28

Total from investment operations	0.37	(0.31)	0.90	0.25	0.61	(0.85)	0.78

Less distributions from:

Net investment income	(0.35)	(0.52)	(0.57)	(0.16)	(0.19)	(0.60)	(0.49)

Net realized gains	—	(0.01)	(0.01)	—	—	—	—

Tax return of capital	—	(0.19)	—	—	—	—	—

Total distributions	(0.35)	(0.72)	(0.58)	(0.16)	(0.19)	(0.60)	(0.49)

Net asset value, end of period	$ 8.15	$ 8.13	$ 9.16	$ 8.84	$ 8.75	$ 8.33	$ 9.78

Total return[d]	4.65%	(3.30)%	10.21%	2.89%	7.47%	(8.88)%	8.42%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.03%	2.15%	2.46%	3.22%	2.45%	2.27%	3.24%

Expenses net of waiver and payments by affiliates	1.12%	1.14%	1.22%	1.11%	1.15%	1.16%	1.25%[f]

Net investment income	8.34%	8.03%	7.51%	7.16%	6.56%	5.47%	5.16%

Supplemental data

Net assets, end of period (000’s)	$26,895	$20,728	$19,042	$14,214	$13,643	$14,085	$17,462

Portfolio turnover rate	6.09%	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.12	$ 9.15	$ 8.84	$ 8.73	$ 8.31	$ 9.77	$ 9.47

Income from investment operations[b]:

Net investment income[c]	0.32	0.65	0.67	0.20	0.51	0.44	0.46

Net realized and unrealized gains (losses)	0.03	(1.00)	0.19	0.03	0.07	(1.34)	0.29

Total from investment operations	0.35	(0.35)	0.86	0.23	0.58	(0.90)	0.75

Less distributions from:

Net investment income	(0.33)	(0.49)	(0.54)	(0.12)	(0.16)	(0.56)	(0.45)

Net realized gains	—	(0.01)	(0.01)	—	—	—	—

Tax return of capital	—	(0.18)	—	—	—	—	—

Total distributions	(0.33)	(0.68)	(0.55)	(0.12)	(0.16)	(0.56)	(0.45)

Net asset value, end of period	$ 8.14	$ 8.12	$ 9.15	$ 8.84	$ 8.73	$ 8.31	$ 9.77

Total return[d]	4.42%	(3.69)%	9.75%	2.67%	6.98%	(9.31)%	8.03%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.43%	2.54%	2.89%	3.74%	2.94%	2.76%	3.64%

Expenses net of waiver and payments by affiliates	1.52%	1.53%	1.65%	1.63%	1.64%	1.65%	1.65%[f]

Net investment income	7.94%	7.64%	7.08%	6.64%	6.07%	4.98%	4.76%

Supplemental data

Net assets, end of period (000’s)	$2,695	$2,799	$2,553	$548	$464	$551	$817

Portfolio turnover rate	6.09%	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.14	$ 9.17	$ 8.85	$ 8.71	$ 8.30	$ 9.76	$ 9.48

Income from investment operations[b]:

Net investment income[c]	0.34	0.68	0.70	0.21	0.51	0.43	0.47

Net realized and unrealized gains (losses)	0.03	(1.00)	0.20	0.05	0.07	(1.31)	0.28

Total from investment operations	0.37	(0.32)	0.90	0.26	0.58	(0.88)	0.75

Less distributions from:

Net investment income	(0.35)	(0.51)	(0.57)	(0.12)	(0.17)	(0.58)	(0.47)

Net realized gains	—	(0.01)	(0.01)	—	—	—	—

Tax return of capital	—	(0.19)	—	—	—	—	—

Total distributions	(0.35)	(0.71)	(0.58)	(0.12)	(0.17)	(0.58)	(0.47)

Net asset value, end of period	$ 8.16	$ 8.14	$ 9.17	$ 8.85	$ 8.71	$ 8.30	$ 9.76

Total return[d]	4.61%	(3.40)%	10.13%	2.96%	7.15%	(9.14)%	7.94%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.07%	2.24%	2.50%	3.12%	2.77%	2.61%	3.49%

Expenses net of waiver and payments by affiliates	1.16%	1.22%	1.26%	1.01%	1.47%	1.50%	1.50%[f]

Net investment income	8.30%	7.95%	7.47%	7.26%	6.24%	5.13%	4.91%

Supplemental data

Net assets, end of period (000’s)	$14	$12	$14	$10	$9	$26	$10

Portfolio turnover rate	6.09%	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.14	$ 9.17	$ 8.85	$ 8.77	$ 8.34	$ 9.79	$ 9.50

Income from investment operations[b]:

Net investment income[c]	0.35	0.74	0.74	0.22	0.57	0.50	0.53

Net realized and unrealized gains (losses)	0.04	(1.02)	0.19	0.04	0.06	(1.33)	0.27

Total from investment operations	0.39	(0.28)	0.93	0.26	0.63	(0.83)	0.80

Less distributions from:

Net investment income	(0.37)	(0.54)	(0.60)	(0.18)	(0.20)	(0.62)	(0.51)

Net realized gains	—	(0.01)	(0.01)	—	—	—	—

Tax return of capital	—	(0.20)	—	—	—	—	—

Total distributions	(0.37)	(0.75)	(0.61)	(0.18)	(0.20)	(0.62)	(0.51)

Net asset value, end of period	$ 8.16	$ 8.14	$ 9.17	$ 8.85	$ 8.77	$ 8.34	$ 9.79

Total return[d]	4.82%	(2.95)%	10.50%	2.90%	7.84%	(8.75)%	8.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.77%	1.91%	2.87%	5.59%	6.58%	2.01%	3.44%

Expenses net of waiver and payments by affiliates	0.75%	0.78%	0.92%	0.91%	0.93%	0.95%	0.96%[f]

Net investment income	8.71%	8.39%	7.81%	7.36%	6.77%	5.68%	5.45%

Supplemental data

Net assets, end of period (000’s)	$925	$831	$281	$4	$4	$4	$5

Portfolio turnover rate	6.09%	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.16	$ 9.19	$ 8.86	$ 8.78	$ 8.35	$ 9.80	$ 9.51

Income from investment operations[b]:

Net investment income[c]	0.35	0.76	0.74	0.21	0.55	0.50	0.52

Net realized and unrealized gains (losses)	0.02	(1.05)	0.19	0.04	0.07	(1.33)	0.28

Total from investment operations	0.37	(0.29)	0.93	0.25	0.62	(0.83)	0.80

Less distributions from:

Net investment income	(0.36)	(0.53)	(0.59)	(0.17)	(0.19)	(0.62)	(0.51)

Net realized gains	—	(0.01)	(0.01)	—	—	—	—

Tax return of capital	—	(0.20)	—	—	—	—	—

Total distributions	(0.36)	(0.74)	(0.60)	(0.17)	(0.19)	(0.62)	(0.51)

Net asset value, end of period	$ 8.17	$ 8.16	$ 9.19	$ 8.86	$ 8.78	$ 8.35	$ 9.80

Total return[d]	4.75%	(3.01)%	10.53%	2.90%	7.65%	(8.69)%	8.60%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.78%	1.89%	2.24%	3.09%	2.30%	2.11%	2.99%

Expenses net of waiver and payments by affiliates	0.87%	0.88%	1.00%	0.98%	1.00%	1.00%	1.00%[f]

Net investment income	8.59%	8.29%	7.73%	7.29%	6.71%	5.63%	5.41%

Supplemental data

Net assets, end of period (000’s)	$14,356	$10,797	$1,585	$312	$353	$774	$684

Portfolio turnover rate	6.09%	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, June 30, 2019 (unaudited)

Templeton Emerging Markets Bond Fund

		Shares/ Warrants			Value

	Common Stocks and Other Equity Interests 0.0%†
	South Africa 0.0%†
a,b,c	Edcon Holdings Ltd., F wts., 2/20/49	84			$—
a,b,c	Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
a,b,c	Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
a,b,c	K2016470219 South Africa Ltd., A	2,171,539			1,541
a,b,c	K2016470219 South Africa Ltd., B	619,903			440

	Total Common Stocks and Other Equity Interests (Cost $32,218)				1,981

		Principal Amount*
	Foreign Government and Agency Securities 49.8%
	Argentina 5.7%
	Argentina Treasury Bill,
	Strip, 4/30/20	3,585,000		ARS	95,923
	Strip, 7/31/20	9,646,000		ARS	219,882
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	15,018,000		ARS	240,224
	16.00%, 10/17/23	44,547,000		ARS	754,606
	senior note, 15.50%, 10/17/26	49,512,000		ARS	815,769
	Government of Argentina,
	[d] FRN, 68.466%, (ARPP7DRR), 6/21/20	5,545,000		ARS	127,219
	[e] Index Linked, 4.00%, 3/06/20	225,000		ARS	7,261
	senior note, 4.50%, 2/13/20	359,000			310,535

					2,571,419

	Brazil 18.8%
	Letra Tesouro Nacional,
	Strip, 7/01/21	4,680	[f]	BRL	1,081,819
	Strip, 1/01/22	340	[f]	BRL	75,862
	Nota do Tesouro Nacional,
	10.00%, 1/01/29	1,660	[f]	BRL	503,644
	10.00%, 1/01/23	2,500	[f]	BRL	715,422
	10.00%, 1/01/25	6,360	[f]	BRL	1,868,283
	10.00%, 1/01/27	14,070	[f]	BRL	4,202,412

					8,447,442

	Colombia 2.1%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	58,000,000		COP	18,892
	senior bond, 9.85%, 6/28/27	13,000,000		COP	5,106
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	381,800,000		COP	133,885
	B, 7.00%, 6/30/32	107,000,000		COP	35,309
	senior bond, B, 11.00%, 7/24/20	59,000,000		COP	19,618
	senior bond, B, 7.00%, 5/04/22	132,000,000		COP	43,346
	senior bond, B, 10.00%, 7/24/24	383,000,000		COP	144,309
	senior bond, B, 7.50%, 8/26/26	1,199,800,000		COP	413,744

franklintempleton.com	Semiannual Report	15

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

		Principal Amount*			Value

	Foreign Government and Agency Securities (continued)
	Colombia (continued)
	Titulos de Tesoreria, (continued)
	senior bond, B, 6.00%, 4/28/28	428,400,000		COP	$133,914
	senior note, B, 7.00%, 9/11/19	65,000,000		COP	20,334

					968,457

	Ethiopia 0.5%
g	Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000			208,880

	Ghana 5.0%
	Ghana Treasury Note,
	17.24%, 11/11/19	50,000		GHS	9,185
	17.18%, 1/06/20	110,000		GHS	20,157
	16.50%, 3/16/20	1,220,000		GHS	221,485
	Government of Ghana,
	21.00%, 3/23/20	80,000		GHS	14,946
	24.75%, 3/01/21	100,000		GHS	19,809
	16.25%, 5/17/21	1,140,000		GHS	200,514
	24.50%, 6/21/21	730,000		GHS	145,792
	24.75%, 7/19/21	540,000		GHS	108,496
	19.50%, 10/18/21	885,000		GHS	162,961
	18.75%, 1/24/22	320,000		GHS	58,096
	17.60%, 11/28/22	100,000		GHS	17,907
	16.50%, 2/06/23	810,000		GHS	137,851
	19.75%, 3/25/24	270,000		GHS	50,424
	19.00%, 11/02/26	810,000		GHS	146,784
	senior bond, 19.75%, 3/15/32	1,212,000		GHS	220,848
	senior note, 21.50%, 3/09/20	110,000		GHS	20,677
	senior note, 18.50%, 6/01/20	70,000		GHS	12,858
	senior note, 18.25%, 9/21/20	100,000		GHS	18,301
	senior note, 24.00%, 11/23/20	1,820,000		GHS	354,037
	senior note, 16.50%, 3/22/21	1,710,000		GHS	302,834
	senior note, 18.25%, 7/25/22	50,000		GHS	8,967

					2,252,929

	Indonesia 3.4%
	Government of Indonesia,
	senior bond, FR56, 8.375%, 9/15/26	1,866,000,000		IDR	140,457
	senior bond, FR59, 7.00%, 5/15/27	8,082,000,000		IDR	564,439
	senior bond, FR61, 7.00%, 5/15/22	5,138,000,000		IDR	366,398
	senior bond, FR63, 5.625%, 5/15/23	5,925,000,000		IDR	403,961
	senior bond, FR73, 8.75%, 5/15/31	414,000,000		IDR	31,861

					1,507,116

	Mexico 9.1%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	101,700	[h]	MXN	530,620
	senior bond, M, 6.50%, 6/10/21	30,700	[h]	MXN	156,968
	senior bond, M, 6.50%, 6/09/22	273,700	[h]	MXN	1,390,905
	senior bond, M, 8.00%, 12/07/23	2,000	[h]	MXN	10,648

16	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

			Principal Amount*			Value

	Foreign Government and Agency Securities (continued)
	Mexico (continued)
	Government of Mexico, (continued)
	senior bond, M 20, 10.00%, 12/05/24		87,800	[h]	MXN	$510,339
	senior note, M, 5.00%, 12/11/19		30,000	[h]	MXN	154,114
	senior note, M, 7.25%, 12/09/21		253,300	[h]	MXN	1,314,136

						4,067,730

	Senegal 0.5%
g	Government of Senegal, 144A, 6.25%, 7/30/24		200,000			214,866

	Thailand 4.7%
	Bank of Thailand Bond,
	senior note, 1.49%, 8/28/19		14,492,000		THB	472,052
	senior note, 1.77%, 3/27/20		46,268,000		THB	1,507,909
	senior note, 1.95%, 11/26/20		4,673,000		THB	152,714

						2,132,675

	Total Foreign Government and Agency Securities (Cost $25,886,616)					22,371,514

	Quasi-Sovereign and Corporate Bonds 1.3%
	Costa Rica 1.3%
b,c	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33		556,680			572,966

	South Africa 0.0%†
c,i	K2016470219 South Africa Ltd.,
	[b] senior secured note, 144A, PIK, 3.00%, 12/31/22		172,105			215
	senior secured note, 144A, PIK, 8.00%, 12/31/22		43,794		EUR	498
c,i	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		117,301			3,519

						4,232

	Total Quasi-Sovereign and Corporate Bonds (Cost $880,640)					577,198

		Number of Contracts	Notional Amount*
	Options Purchased 0.4%
	Calls - Over-the-Counter
	Currency Options 0.3%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	39,000		AUD	56
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	172,000		AUD	268
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	189,000		AUD	168
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	689,000		AUD	745
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	129,000		AUD	404
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	215,000		AUD	494
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	270,000		AUD	692
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	172,000		AUD	366
	USD/MXN, Counterparty CITI, November Strike Price 20.00 MXN, Expires 11/07/19	1	170,000			3,045
	USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	526,000			7,973
	USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	952,000			34,895
	USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	567,000			17,096

franklintempleton.com	Semiannual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

	Number of Contracts	Notional Amount*		Value

Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	639,000		$19,966
USD/MXN, Counterparty JPHQ, October Strike Price 20.25 MXN, Expires 10/17/19	1	481,000		5,554
USD/MXN, Counterparty JPHQ, October Strike Price 21.92 MXN, Expires 10/17/19	1	240,000		728
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	320,000		5,550
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	320,000		5,550
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	320,000		1,127
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	120,000		2,651
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	365,000		11,007

				118,335

Puts - Over-the-Counter
Currency Options 0.1%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	138,000	AUD	1,053
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	86,000	AUD	786
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	637,000	AUD	10,957
AUD/JPY, Counterparty CITI, May Strike Price 75.50 JPY, Expires 5/06/20	1	258,000	AUD	4,877
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	344,000	AUD	1,405
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	344,000	AUD	4,840
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	64,000	AUD	594
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	39,000	AUD	488
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	161,000	AUD	3,182
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	116,000	AUD	2,677
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	573,000	AUD	2,527
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	286,000	AUD	2,194
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	722,000	AUD	1,888
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	358,000	AUD	2,524
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	287,000	AUD	1,553
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	344,000	AUD	1,412
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	172,000	AUD	1,256
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	1,000	AUD	3
USD/MXN, Counterparty CITI, October Strike Price 18.25 MXN, Expires 10/08/19	1	263,000		656
USD/MXN, Counterparty CITI, November Strike Price 18.28 MXN, Expires 11/07/19	1	170,000		589
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	160,000		1,319
USD/MXN, Counterparty JPHQ, December Strike Price 18.85 MXN, Expires 12/03/19	1	240,000		2,362
USD/MXN, Counterparty JPHQ, December Strike Price 20.34 MXN, Expires 12/03/19	1	240,000		11,825

				60,967

Total Options Purchased (Cost $236,876)				179,302

Total Investments before Short Term Investments (Cost $27,036,350)				23,129,995

18	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

			Principal Amount*			Value

	Short Term Investments 45.6%

	Foreign Government and Agency Securities 9.7%
	Argentina 6.3%
j	Argentina Treasury Bill,
	7/19/19 - 2/28/20		5,932,400		ARS	$147,659
	7/31/19		41,342,100		ARS	1,079,537
	9/30/19		31,911,100		ARS	1,005,226
	10/31/19		19,338,000		ARS	576,778

						2,809,200

	Egypt 3.1%
j	Egypt Treasury Bill,
	7/02/19		8,925,000		EGP	533,915
	7/09/19 - 9/17/19		14,400,000		EGP	842,701

						1,376,616

	Mexico 0.3%
j	Mexico Treasury Bill, 7/04/19 - 2/27/20		310,000	[k]	MXN	159,061

	Total Foreign Government and Agency Securities (Cost $4,554,444)					4,344,877

	Total Investments before Money Market Funds (Cost $31,590,794)					27,474,872

			Shares
	Money Market Funds (Cost $16,092,326) 35.9%
	United States 35.9%
l,m	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		16,092,326			16,092,326

	Total Investments (Cost $47,683,120) 97.1%					43,567,198
	Options Written (0.3)%					(150,069)
	Other Assets, less Liabilities 3.2%					1,466,978

	Net Assets 100.0%					$44,884,107

		Number of Contracts	Notional Amount*
n	Options Written (0.3)%
	Calls - Over-the-Counter
	Currency Options (0.2)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	413,000		AUD	(672)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	172,000		AUD	(234)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	344,000		AUD	(388)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	129,000		AUD	(980)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	77,000		AUD	(441)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	116,000		AUD	(438)
	AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	129,000		AUD	(363)
	AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	275,000		AUD	(1,846)
	AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	172,000		AUD	(1,009)

franklintempleton.com	Semiannual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

		Number of Contracts	Notional Amount*		Value

n	Options Written (continued)
	Calls - Over-the-Counter (continued)
	Currency Options (continued)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	689,000	AUD	$(6,428)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	215,000	AUD	(2,913)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	270,000	AUD	(4,026)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	172,000	AUD	(3,073)
	AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	344,000	AUD	(995)
	AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	430,000	AUD	(1,757)
	AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	542,000	AUD	(2,531)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	287,000	AUD	(2,146)
	AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	1,000	AUD	(5)
	USD/MXN, Counterparty CITI, December Strike Price 21.90 MXN, Expires 12/05/19	1	526,000		(3,050)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	317,000		(18,377)
	USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	317,000		(4,668)
	USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	227,000		(11,593)
	USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	227,000		(2,063)
	USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	320,000		(4,260)
	USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	240,000		(7,727)
	USD/MXN, Counterparty JPHQ, October Strike Price 22.48 MXN, Expires 10/17/19	1	240,000		(505)
	USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	639,000		(5,505)
	USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	183,000		(1,725)

					(89,718)

	Puts - Over-the-Counter
	Currency Options (0.1)%
	USD/MXN, Counterparty CITI, October Strike Price 18.66 MXN, Expires 10/08/19	1	263,000		(1,426)
	USD/MXN, Counterparty CITI, October Strike Price 19.60 MXN, Expires 10/08/19	1	197,000		(2,164)
	USD/MXN, Counterparty CITI, November Strike Price 18.74 MXN, Expires 11/07/19	1	340,000		(2,507)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	317,000		(8,237)
	USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	113,000		(3,283)
	USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	479,000		(9,596)
	USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	240,000		(3,252)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	183,000		(3,726)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	320,000		(5,827)
	USD/MXN, Counterparty JPHQ, December Strike Price 20.10 MXN, Expires 12/03/19	1	480,000		(18,004)
	USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	120,000		(2,329)

					(60,351)

	Total Options Written (Premiums received $188,634)				(150,069)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dThe coupon rate shown represents the rate at period end.

eRedemption price at maturity and coupon payment are adjusted for inflation. See Note 1(e).

fPrincipal amount is stated in 1,000 Brazilian Real Units.

gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the aggregate value of these securities was $423,746, representing 1.0% of net assets.

hPrincipal amount is stated in 100 Mexican Peso Units.

iIncome may be received in additional securities and/or cash.

jThe security was issued on a discount basis with no stated coupon rate.

kPrincipal amount is stated in 10 Mexican Peso Units.

lSee Note 3(f) regarding investments in affiliated management investment companies.

mThe rate shown is the annualized seven-day effective yield at period end.

nSee Note 1(c) regarding written options.

At June 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	104,250	74,585		7/15/19	$1,361	$—
Australian Dollar	DBAB	Sell	96,666	69,504		7/16/19	1,605	—
Euro	DBAB	Sell	93,332	106,315		7/16/19	47	—
Mexican Peso	CITI	Buy	2,335,000	119,285		7/16/19	1,937	—
Mexican Peso	CITI	Sell	2,335,000	119,237		7/16/19	—	(1,985)
Indian Rupee	HSBK	Buy	24,300,000	346,006		7/22/19	5,302	—
Euro	BZWS	Sell	236,000	265,080		7/31/19	—	(3,973)
Euro	JPHQ	Sell	27,350	30,757		8/21/19	—	(476)
Japanese Yen	HSBK	Buy	30,849,590	287,009		9/06/19	627	—
Japanese Yen	JPHQ	Buy	26,504,150	246,842		9/06/19	278	—
Australian Dollar	JPHQ	Sell	130,000	9,781,053	JPY	9/12/19	—	(232)
Euro	JPHQ	Sell	27,350	31,055		9/25/19	—	(258)
Euro	BZWS	Sell	118,000	135,393		9/30/19	240	—
Brazilian Real	JPHQ	Buy	2,747,303	680,278		10/02/19	28,113	—
Euro	DBAB	Sell	304,900	347,205		10/08/19	—	(2,231)
Australian Dollar	JPHQ	Sell	104,250	74,819		10/11/19	1,420	—
Australian Dollar	CITI	Sell	92,550	66,327		10/15/19	1,159	—
Australian Dollar	GSCO	Sell	350,000	250,362		10/15/19	3,915	—
Australian Dollar	JPHQ	Sell	104,250	74,723		10/15/19	1,317	—
Euro	BNDP	Sell	625,000	714,566		10/15/19	—	(2,115)
Euro	DBAB	Sell	66,500	76,019		10/15/19	—	(235)
Australian Dollar	DBAB	Sell	96,667	69,631		10/16/19	1,563	—
Euro	DBAB	Sell	93,337	107,133		10/16/19	96	—
Japanese Yen	HSBK	Buy	63,519,050	592,126		10/21/19	2,117	—
Japanese Yen	JPHQ	Buy	40,019,110	372,774		10/21/19	1,619	—
Euro	UBSW	Sell	25,815	29,656		10/23/19	36	—
Euro	DBAB	Sell	128,180	146,330		10/24/19	—	(755)

franklintempleton.com	Semiannual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	660,000	757,941		10/24/19	$598	$—
Euro	DBAB	Sell	137,583	155,744		10/30/19	—	(2,204)
Euro	CITI	Sell	309,594	350,554		11/04/19	—	(5,006)
Australian Dollar	BNDP	Sell	492,000	346,358		11/06/19	—	(249)
Euro	BNDP	Sell	1,000,000	1,137,350		11/06/19	—	(11,296)
Australian Dollar	CITI	Sell	92,225	64,539		11/13/19	—	(443)
Australian Dollar	JPHQ	Sell	104,250	73,056		11/13/19	—	(399)
Australian Dollar	CITI	Sell	92,225	64,603		11/15/19	—	(381)
Australian Dollar	DBAB	Sell	96,667	67,449		11/18/19	—	(670)
Euro	DBAB	Sell	93,331	106,488		11/18/19	—	(816)
Euro	BOFA	Sell	32,247	36,595		11/20/19	—	(485)
Euro	JPHQ	Sell	27,350	31,057		11/20/19	—	(393)
Euro	JPHQ	Sell	27,350	30,984		11/21/19	—	(468)
Euro	UBSW	Sell	25,815	29,257		11/21/19	—	(430)
Australian Dollar	BOFA	Sell	763,000	531,422		11/29/19	—	(6,382)
Euro	BZWS	Sell	118,000	133,423		11/29/19	—	(2,360)
Euro	DBAB	Sell	137,637	155,636		11/29/19	—	(2,742)
Japanese Yen	JPHQ	Buy	25,629,100	240,186		12/05/19	437	—
Japanese Yen	HSBK	Buy	78,717,570	738,029		12/06/19	1,082	—
Japanese Yen	JPHQ	Buy	26,661,670	249,926		12/06/19	412	—
Euro	DBAB	Sell	304,900	348,598		12/09/19	—	(2,523)
Euro	DBAB	Sell	393,000	451,144		12/11/19	—	(1,503)
Australian Dollar	HSBK	Sell	50,000	3,743,050	JPY	12/12/19	—	(91)
Australian Dollar	HSBK	Sell	140,000	10,512,600	JPY	12/12/19	45	—
Australian Dollar	JPHQ	Sell	80,000	5,996,328	JPY	12/12/19	—	(76)
Australian Dollar	DBAB	Sell	423,000	294,641		12/16/19	—	(3,628)
Euro	BOFA	Sell	16,123	18,381		12/18/19	—	(200)
Euro	DBAB	Sell	713,000	812,535		12/18/19	—	(9,127)
Japanese Yen	HSBK	Buy	65,997,000	615,915		12/19/19	4,395	—
Japanese Yen	JPHQ	Buy	32,418,620	302,711		12/20/19	2,019	—
Japanese Yen	HSBK	Buy	30,849,580	290,783		3/06/20	574	—
Japanese Yen	JPHQ	Buy	29,299,370	276,469		3/06/20	246	—
Australian Dollar	JPHQ	Sell	110,000	8,208,811	JPY	3/12/20	—	(139)
Australian Dollar	HSBK	Sell	50,000	3,717,525	JPY	3/13/20	—	(192)
Japanese Yen	HSBK	Buy	95,675,980	900,449		3/23/20	4,082	—
Japanese Yen	JPHQ	Buy	64,767,620	609,069		3/23/20	3,251	—
Japanese Yen	JPHQ	Buy	16,809,900	159,582		3/24/20	—	(650)
Japanese Yen	HSBK	Buy	30,849,590	292,470		6/08/20	552	—
Japanese Yen	JPHQ	Buy	29,299,380	278,096		6/08/20	201	—
Australian Dollar	HSBK	Sell	50,000	3,707,175	JPY	6/12/20	—	(149)
Australian Dollar	JPHQ	Sell	130,000	9,643,550	JPY	6/12/20	—	(340)
Japanese Yen	JPHQ	Buy	32,418,620	306,554		6/22/20	1,634	—

22	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	BNDP	Buy	81,925,100	782,481	6/24/20	$ —	$ (3,566)

Total Forward Exchange Contracts						$72,280	$(69,168)

Net unrealized appreciation (depreciation)						$ 3,112

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.018%	Semi-Annual	8/22/23	$520,000	$ (34,023)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	440,000	(4,536)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.97%	Semi-Annual	1/23/25	550,000	(7,425)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000	(4,423)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	80,000	(938)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	(837)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	(518)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	(26,588)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.98%	Semi-Annual	2/20/48	102,000	(18,090)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	(18,597)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	(18,965)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.292%	Semi-Annual	10/26/48	600,000	(145,488)

Total Interest Rate Swap Contracts				$ (280,428)

See Note 10 regarding other derivative information.

See Abbreviations on page 42.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$31,590,794
Cost - Non-controlled affiliates (Note 3f)	16,092,326

Value - Unaffiliated issuers	$27,474,872
Value - Non-controlled affiliates (Note 3f)	16,092,326
Foreign currency, at value (cost $458,037)	458,167
Receivables:
Investment securities sold	22,478
Capital shares sold	244,370
Interest	608,884
Deposits with brokers for:
Centrally cleared swap contracts	146,321
Variation margin on centrally cleared swap contracts	6,775
Prepaid expenses	78,514
Unrealized appreciation on OTC forward exchange contracts	72,280
Other assets	26

Total assets	45,205,013

Liabilities:
Payables:
Capital shares redeemed	35,265
Management fees	6,536
Distribution fees	13,335
Transfer agent fees	8,709
Professional fees	19,222
Options written, at value (premiums received $188,634)	150,069
Unrealized depreciation on OTC forward exchange contracts	69,168
Deferred tax	9,765
Accrued expenses and other liabilities	8,837

Total liabilities	320,906

Net assets, at value	$44,884,107

Net assets consist of:
Paid-in capital	$49,321,744
Total distributable earnings (loss)	(4,437,637)

Net assets, at value	$44,884,107

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value	$26,894,902

Shares outstanding	3,301,869

Net asset value per share[a]	$8.15

Maximum offering price per share (net asset value per share ÷ 96.25%)	$8.47

Class C:
Net assets, at value	$2,694,629

Shares outstanding	331,152

Net asset value and maximum offering price per share[a]	$8.14

Class R:
Net assets, at value	$13,716

Shares outstanding	1,681

Net asset value and maximum offering price per share	$8.16

Class R6:
Net assets, at value	$925,159

Shares outstanding	113,372

Net asset value and maximum offering price per share	$8.16

Advisor Class:
Net assets, at value	$14,355,701

Shares outstanding	1,756,074

Net asset value and maximum offering price per share	$8.17

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2019 (unaudited)

Templeton Emerging Markets Bond Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$145,945
Interest: (net of foreign taxes)~
Unaffiliated issuers	1,697,635

Total investment income	1,843,580

Expenses:
Management fees (Note 3a)	204,220
Distribution fees: (Note 3c)
Class A	29,089
Class C	8,598
Class R	19
Transfer agent fees: (Note 3e)
Class A	19,626
Class C	2,231
Class R	10
Class R6	698
Advisor Class	10,269
Custodian fees (Note 4)	8,597
Reports to shareholders	13,143
Registration and filing fees	39,487
Professional fees	40,046
Other	7,754

Total expenses	383,787
Expenses waived/paid by affiliates (Note 3f and 3g)	(176,958)

Net expenses	206,829

Net investment income	1,636,751

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(329,012)
Written options	(3,908)
Foreign currency transactions	(70,470)
Forward exchange contracts	933,221
Swap contracts	2,216

Net realized gain (loss)	532,047

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	255,054
Translation of other assets and liabilities denominated in foreign currencies	10,415
Forward exchange contracts	(411,844)
Written options	38,565
Swap contracts	(247,326)
Change in deferred taxes on unrealized appreciation	(1,976)

Net change in unrealized appreciation (depreciation)	(357,112)

Net realized and unrealized gain (loss)	174,935

Net increase (decrease) in net assets resulting from operations	$1,811,686

~Foreign taxes withheld on interest	$6,512
#Net of foreign taxes	$16,030

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$1,636,751	$2,755,459
Net realized gain (loss)	532,047	(1,278,379)
Net change in unrealized appreciation (depreciation)	(357,112)	(3,236,130)

Net increase (decrease) in net assets resulting from operations	1,811,686	(1,759,050)

Distributions to shareholders:
Class A	(1,039,408)	(1,430,218)
Class C	(101,951)	(190,191)
Class R	(563)	(778)
Class R6	(38,755)	(50,997)
Advisor Class	(506,280)	(463,660)
Distributions to shareholders from tax return of capital:
Class A	—	(523,696)
Class C	—	(69,498)
Class R	—	(283)
Class R6	—	(19,255)
Advisor Class	—	(178,421)

Total distributions to shareholders	(1,686,957)	(2,926,997)

Capital share transactions: (Note 2)
Class A	6,133,396	5,088,244
Class C	(106,558)	702,879
Class R	1,597	157
Class R6	90,692	659,632
Advisor Class	3,473,726	9,926,593

Total capital share transactions	9,592,853	16,377,505

Net increase (decrease) in net assets	9,717,582	11,691,458
Net assets:
Beginning of period	35,166,525	23,475,067

End of period	$44,884,107	$35,166,525

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain

franklintempleton.com	Semiannual Report	29

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

franklintempleton.com	Semiannual Report	31

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	1,162,477	$9,481,586	2,364,968	$21,343,779
Shares issued in reinvestment of distributions	89,804	724,826	161,154	1,337,905
Shares redeemed	(500,229)	(4,073,016)	(2,055,249)	(17,593,440)

Net increase (decrease)	752,052	$6,133,396	470,873	$5,088,244

Class C Shares:
Shares sold	105,324	$856,909	237,242	$2,155,226
Shares issued in reinvestment of distributions	12,094	97,681	30,413	252,051
Shares redeemed[a]	(130,963)	(1,061,148)	(202,063)	(1,704,398)

Net increase (decrease)	(13,545)	$(106,558)	65,592	$702,879

Class R Shares:
Shares sold	168	$1,382	341	$2,957
Shares issued in reinvestment of distributions	27	215	42	350
Shares redeemed	—	—	(370)	(3,150)

Net increase (decrease)	195	$1,597	13	$157

Class R6 Shares:
Shares sold	26,634	$216,614	121,779	$1,084,881
Shares issued in reinvestment of distributions	4,770	38,575	8,521	69,882
Shares redeemed	(20,050)	(164,497)	(58,902)	(495,131)

Net increase (decrease)	11,354	$90,692	71,398	$659,632

Advisor Class Shares:
Shares sold	1,262,710	$10,314,358	1,430,822	$12,333,674
Shares issued in reinvestment of distributions	62,379	504,723	78,603	637,826
Shares redeemed	(892,710)	(7,345,355)	(358,309)	(3,044,907)

Net increase (decrease)	432,379	$3,473,726	1,151,116	$9,926,593

aMay include a portion of Class C shares that were automatically converted to Class A.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,462
CDSC retained	$534

Effective March 1, 2019, certain front-end sales charges on Class A and A1 shares, if any, were lowered. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Fund paid transfer agent fees of $32,834, of which $17,315 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$13,375,809	$18,282,637	$(15,566,120)	$—	$—	$16,092,326	16,092,326	$145,945

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.89%, and for Class R6 do not exceed 0.74%, based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Prior to May 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for Class A, Class C, Class R and Advisor Class were limited to 0.86%, and expenses for Class R6 were limited to 0.76% based on the average net assets of each class.

h. Other Affiliated Transactions

At June 30, 2019, Advisers owned 14.3% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2019, there were no credits earned.

5. Income Taxes

At June 30, 2019, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$48,093,736

Unrealized appreciation	$778,574
Unrealized depreciation	(5,679,964)

Net unrealized appreciation (depreciation)	$(4,901,390)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2019, aggregated $7,248,312 and $1,172,953, respectively.

7. Credit Risk

At June 30, 2019, the Fund had 42.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value

84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539		K2016470219 South Africa Ltd., A	5/16/13 -2/01/17	14,538	1,541
619,903		K2016470219 South Africa Ltd., B	2/01/17	460	440
172,105		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	5/16/13 -6/30/19	215,539	215
43,794	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 -6/30/19	27,097	498
117,301		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 -6/30/19	81,324	3,519
556,680		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	556,680	572,966

		Total Restricted Securities (Value is 1.3% of Net Assets)		$912,858	$579,179

*In U.S. dollars unless otherwise indicated.

10. Other Derivative Information

At June 30, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$—		Variation margin on centrally cleared swap contracts	$280,428	[a]

Foreign exchange contracts	Investments in securities, at value	179,302	[b]	Options written, at value	150,069

	Unrealized appreciation on OTC forward exchange contracts	72,280		Unrealized depreciation on OTC forward exchange contracts	69,168

Totals		$251,582			$499,665

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

For the period ended June 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$ 2,216		Swap contracts	$(247,326)

Foreign exchange contracts	Investments	9,153	[a]	Investments	(57,574)	[a]

	Written options	(3,908)		Written options	38,565

	Forward exchange contracts	933,221		Forward exchange contracts	(411,844)

Value recovery instruments	Investments	41,495	[a]	Investments	(34,229)	[a]

Totals		$ 982,177			$(712,408)

aPurchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2019, the average month end notional amount of options and swap contracts, the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:

Options	$ 5,607,362
Swap contracts	$ 3,196,000
Forward exchange contracts	$25,198,472
VRI	$ 72,000

At June 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$ 72,280	$ 69,168
Options purchased	179,302	—
Options written	—	150,069

Total	$251,582	$219,237

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

franklintempleton.com	Semiannual Report	37

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information (continued)

At June 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)

Counterparty
BNDP	$—	$—	$—	$—	$—
BOFA	—	—	—	—	—
BZWS	240	(240)	—	—	—
CITI	121,135	(91,838)	—	—	29,297
DBAB	3,311	(3,311)	—	—	—
GSCO	3,915	—	—	—	3,915
HSBK	33,682	(17,873)	—	—	15,809
JPHQ	88,662	(52,031)	—	—	36,631
MSCO	3	(3)	—	—	—
UBSW	634	(430)	—	—	204

Total	$251,582	$(165,726)	$ —	$ —	$85,856

At June 30, 2019, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$17,226	$—	$—	$—	$17,226
BOFA	7,067	—	—	—	7,067
BZWS	6,333	(240)	—	—	6,093
CITI	91,838	(91,838)	—	—	—
DBAB	26,434	(3,311)	—	—	23,123
GSCO	—	—	—	—	—
HSBK	17,873	(17,873)	—	—	—
JPHQ	52,031	(52,031)	—	—	—
MSCO	5	(3)	—	—	2
UBSW	430	(430)	—	—	—

Total	$219,237	$(165,726)	$ —	$ —	$53,511

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 42.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2019, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements (continued)

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$1,981	[c]	$1,981
Foreign Government and Agency Securities	—	22,371,514	—		22,371,514
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	572,966		572,966
South Africa	—	4,017	215		4,232
Options Purchased	—	179,302	—		179,302
Short Term Investments	16,092,326	4,344,877	—		20,437,203

Total Investments in Securities	$16,092,326	$26,899,710	$575,162		$43,567,198

Other Financial Instruments:
Forward Exchange Contracts	$—	$72,280	$—		$72,280

Liabilities:
Other Financial Instruments:
Options Written	$—	$150,069	$—		$150,069
Forward Exchange Contracts	—	69,168	—		69,168
Swap Contracts	—	280,428	—		280,428

Total Other Financial Instruments	$—	$499,665	$—		$499,665

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks as well as other equity interests.

cIncludes securities determined to have no value at June 30, 2019.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At June 30, 2019, the reconciliation of assets is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$ 1,943	[c]	$ —	$ —	$—	$ —	$—	$—	$ 38	$ 1,981	[c]	$ 38
Quasi-Sovereign and Corporate Bonds:
Costa Rica	532,069		—	(9,420)	—	—	—	—	50,317	572,966		49,751
South Africa	1,137		23	—	—	(498)	—	—	(447)	215		—

Total Investments in Securities	$535,149		$23	$(9,420)	$—	$(498)	$—	$—	$49,908	$575,162		$49,789

aThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.

bIncludes common as well as other equity interests.

cIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2019, are as follows:

Description	Fair Value at End of Year	Valuation Technique	Unobservable Input	Amount	Impact to Fair Value if Input Increases[a]

Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds:
Costa Rica	$572,966	Discounted cash flow model	Discount rate[b]	7.5%	Decrease[c]

All other investments[d]	2,196[e]

Total	$575,162

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

cRepresents a significant impact to fair value and net assets.

dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

eIncludes securities determined to have no value at June 30, 2019.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
CITI	Citigroup, Inc.	COP	Colombian Peso	PIK	Payment-In-Kind
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	VRI	Value Recovery Instruments
GSCO	The Goldman Sachs Group Inc.	EUR	Euro
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	JPY	Japanese Yen
UBSW	UBS AG	MXN	Mexican Peso
		THB	Thai Baht
		USD	United States Dollar

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Emerging Markets Bond Fund

At December 31, 2018, more than 50% of total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on March 14, 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Class A	$0.0454	$0.6563	$ —
Class C	$0.0454	$0.6155	$ —
Class R	$0.0454	$0.6520	$ —
Class R6	$0.0454	$0.6868	$ —
Advisor Class	$0.0454	$0.6822	$ —

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Board Approval of Investment Management Agreements

TEMPLETON INCOME TRUST

Templeton Emerging Markets Bond Fund

(Fund)

At an in-person meeting held on May 21, 2019 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization.

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TEMPLETON EMERGING MARKETS BOND FUND

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended February 28, 2019. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets local currency debt funds. The Fund commenced operations on April 1, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-and five-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and seven other emerging markets local currency debt funds. The Board noted that the Management Rate for the Fund was above the median and in the fifth quintile (most expensive) of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the Fund’s first (best) and second quintile annualized income return and annualized total return of its Performance Universe for the one- and three-year periods and that the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

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TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

SHAREHOLDER INFORMATION

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Fund has not yet reached an asset size that would likely enable the Fund to achieve economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Templeton Emerging Markets Bond Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301
© 2019 Franklin Templeton Investments. All rights reserved.		072 S 08/19

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL BOND FUND

A Series of Templeton Income Trust

June 30, 2019

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended June 30, 2019, the global economy generally expanded amid positive economic data in certain regions, healthy corporate earnings, the U.S. Federal Reserve’s (Fed’s) patient monetary policy stance and hopes of a U.S.-China trade deal. The European Central Bank did not change its benchmark interest rate and announced it would not raise rates in the next year due to risks including Brexit and global trade tensions. The Fed left the federal funds rate unchanged at its last four meetings and signaled no increases for 2019. Global markets were pressured by trade tensions between the U.S. and its trading partners and other geopolitical risks. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, rose 5.38% in U.S. dollar terms and 5.06% in local currency terms. The U.S. dollar declined against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Global Bond Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President,

Chief Investment Officer of Franklin Templeton Fixed Income

Group

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Templeton Global Bond Fund

This semiannual report for Templeton Global Bond Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities and government agencies located around the world. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a +2.62% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the FTSE World Government Bond Index (WGBI), had a cumulative total return of +5.38% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global financial markets began the six-month period on a positive note, significantly recovering from the heightened volatility in December 2018. Some of the strongest rallies in January were seen across emerging markets, notably in Latin America. Most global currencies initially strengthened against a broadly weaker U.S. dollar before the trends reversed in February, March, April and May. However, weakness in the U.S. dollar returned in June, resulting in positive appreciations for a number of currencies against the U.S. dollar over the full six-month period. Additionally, risk assets around the world largely rallied during the period as a whole despite intermittent periods of volatility, with credit spreads broadly tightening across much of the global fixed income markets.

Portfolio Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Includes U.S. and foreign government and agency securities, money market funds and other net assets (inlcuding derivatives).

The Federal Open Market Committee (FOMC) shifted its policy stance at its January 2019 meeting, keeping rates unchanged, but removing its prior statement that “some further gradual increases in the target range for the federal funds rate” would be warranted. By March, the U.S. Federal Reserve (Fed) dropped its projected rate hikes for 2019 to zero, from the previous projections for two. In June, the FOMC shifted forward guidance further into dovish territory, notably removing its prior statement on being “patient_on future adjustments” and replacing it with a declaration that it “will act as appropriate to sustain the expansion.” Fed Chair Jay Powell indicated that several FOMC members saw a strengthening case for rate cuts.

In Europe, the European Central Bank (ECB) kept its policy rate unchanged at its January, March, April and June meetings, but moved increasingly into dovish territory throughout the period. ECB President Mario Draghi indicated the central bank was prepared to “use all the instruments in its toolbox” to support economic conditions and move inflation closer to its 2.0% target, specifically including the possibility for rate cuts and quantitative easing.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 20.

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TEMPLETON GLOBAL BOND FUND

Trade tensions between the U.S. and China presented risks to economic continuity and market sentiment during the period. Negotiations appeared to deteriorate throughout May, but not to a point that we believed would trigger an imminent recession or require acute monetary accommodation. The impasse appeared to thaw at the end of June, as President Trump resumed trade talks with Chinese President Xi Jinping at the G20 summit in Osaka, Japan. Our baseline view was for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remained elevated.

Geographic Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**The Fund’s supranational investment was denominated in the Mexican peso.

Sovereign bond yields around the world declined during the six-month period, with the yield on the 10-year U.S. Treasury (UST) note finishing 0.68% lower at 2.01%, its lowest level since November 2016, and the yield on the 10-year German Bund dropping 0.57% to finish at 0.33%, its lowest level on record. The UST yield curve inverted with the spread between three-month and 10-year USTs reaching a low of -0.25% in early June, its lowest level since 2007. In our view, markets were overvaluing longer-term USTs during the period and overstating the probabilities for a near-term contraction in the U.S. economy. The probability for slower growth in the second half of 2019 increased during the period, but the likelihood for a recession still remained quite low, in our assessment.

On the whole, duration and credit exposures around the world rallied during the period. Additionally, a number of global currencies appreciated against a weakened U.S. dollar, with some notable exceptions including the euro, the Australian dollar, the Argentine peso and the Ghanaian cedi. Overall, long-duration exposures and select currency exposures across global fixed income markets were key drivers of investment returns during the period.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a currency option?

A currency option is a derivative financial instrument that gives the owner the right but not the obligation to exchange money denominated in one currency at a pre-agreed exchange rate on a specified date.

Manager’s Discussion

During the period, we held duration exposures in select local-currency markets, notably including Brazil, Colombia, Ghana, India and Indonesia. We held short-term local-currency bonds in Mexico, Argentina and South Korea. We also continued to hold a net-negative position in the euro, through currency forward contracts, as a macro hedge against a broadly strengthening U.S. dollar and as a directional view on the currency. We expected the euro to weaken based on rate differentials and growth divergence between Europe and the U.S. The ECB has shifted back toward ongoing stimulus with intentions to not raise rates above the 0% main refinancing rate through at least the first half of 2020. Our short euro position was also designed to hedge against eurosceptic political risks and unresolved structural risks across Europe. We also continued to hold net-negative positioning in the Australian dollar, also through currency forward contracts, based on the Reserve Bank of Australia’s continued rate accommodation, and as a partial hedge against potential trade risks and tail risks associated with China’s economy. The short Australian dollar position is

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intended to hedge broad-based beta risk across emerging markets. In May, we closed our net-negative position in the Japanese yen, formerly achieved through currency forward contracts, and transitioned toward a positive exposure to the yen, as our expectations shifted to a positive outlook for yen strength. We continued to hedge our exposures to the Indian rupee and South Korean won but maintained our positions in the local-currency bonds. In credit markets, we continued to see areas of value in some specific sovereign credits. However, we largely preferred the risk-adjusted returns in specific areas of the local-currency bond markets over the more fully valued credit markets. We remained positioned for rising yields by maintaining low overall portfolio duration and holding negative duration exposure to USTs through interest-rate swaps. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions. Interest-rate strategies detracted from absolute results, while sovereign credit exposures had a largely neutral effect. Among currencies, the Fund’s net-negative positions in the euro and the Japanese yen contributed to absolute results. Exposure to the Mexican peso also contributed to absolute performance, while exposure to the Argentine peso detracted. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to USTs detracted from absolute performance. However, select duration exposures in Asia ex-Japan contributed to absolute results, as did duration exposure in Brazil.

During the period, the strategy’s relative underperformance was primarily due to interest-rate strategies. Currency

Currency Composition*

6/30/19

	% of Total Net Assets

Americas	124.8%
U.S. Dollar	91.4%
Brazilian Real	14.4%
Mexican Peso	13.5%
Argentine Peso	3.9%
Colombian Peso	1.6%

Asia Pacific	16.3%
Japanese Yen	18.6%
Indonesian Rupiah	8.3%
Philippine Peso	0.5%
Indian Rupee	0.3%
South Korean Won	0.0%	**
Australian Dollar	-11.4%

Middle East & Africa	1.5%
Ghanaian Cedi	1.5%

Europe	-42.6%
Euro	-42.6%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

positions contributed to relative results, while sovereign credit exposures had a largely neutral effect. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Underweighted duration exposures in the U.S. and Japan detracted from relative performance, as did select underweighted duration exposures in Europe. However, select overweighted duration exposures in Asia ex-Japan contributed to relative performance, as did overweighted duration exposure in Brazil. Among currencies, the Fund’s underweighted positions in the euro and the Japanese yen contributed to relative performance. Overweighted exposure to the Mexican peso also contributed to relative results, while overweighted exposure to the Argentine peso detracted.

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TEMPLETON GLOBAL BOND FUND

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL BOND FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	+2.62%	-1.22%
1-Year	+5.27%	+1.31%
5-Year	+6.36%	+0.47%
10-Year	+57.38%	+4.24%
Advisor
6-Month	+2.76%	+2.76%
1-Year	+5.56%	+5.56%
5-Year	+7.72%	+1.50%
10-Year	+61.36%	+4.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON GLOBAL BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.3269
C	$0.3040
R	$0.3128
R6	$0.3480
Advisor	$0.3411

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.94%	1.02%
Advisor	0.69%	0.77%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,026.20	$4.37	$1,020.48	$4.36	0.87%
C	$1,000	$1,024.10	$6.37	$1,018.50	$6.36	1.27%
R	$1,000	$1,025.00	$5.62	$1,019.24	$5.61	1.12%
R6	$1,000	$1,028.20	$2.46	$1,022.36	$2.46	0.49%
Advisor	$1,000	$1,027.60	$3.12	$1,021.72	$3.11	0.62%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON GLOBAL BOND FUND

Important Notice to Shareholders

Revised Section 19(a) Notice

The Fund’s previous estimate of the sources from which its dividends of $0.2615 per share for Class A, $0.2575 per share for Class C, $0.2591 per share for Class R, $0.2653 per share for Class R6, and $0.2640 per share for Advisor Class, which were paid on December 19, 2018 (ex-dividend date December 17, 2018), have been revised to reflect that $0.1015, $0.0999, $0.1006, $0.1030 and $0.1025 of such amounts represented a distribution of net investment income for Class A, Class C, Class R, Class R6 and Advisor Class, respectively; $0.0912, $0.0898, $0.0904, $0.0925 and $0.0921 of such amounts represented gain from the sale of securities for Class A, Class C, Class R, Class R6 and Advisor Class, respectively; and $0.0688, $0.0678, $0.0681, $0.0698 and $0.0694 of such amounts represented a return of principal for Class A, Class C, Class R, Class R6 and Advisor Class, respectively. These are calculated using U.S. financial accounting standards that may significantly differ from the amounts calculated on a U.S. tax basis and shouldn’t be used for tax reporting purposes.

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Financial Highlights

Templeton Global Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,				Year Ended August 31,
		2018		2017	2016[a]	2016		2015	2014

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.30	$11.89		$12.00	$11.32	$11.66		$13.41	$12.68

Income from investment operations[b]:

Net investment income[c]	0.31	0.59		0.56	0.16	0.42		0.34	0.37

Net realized and unrealized gains (losses)	(0.01)	(0.44)		(0.27)	0.60	(0.44)		(1.24)	0.84

Total from investment operations	0.30	0.15		0.29	0.76	(0.02)		(0.90)	1.21

Less distributions from:

Net investment income and net foreign currency gains	(0.33)	(0.74)		(0.40)	—	(0.12)		(0.82)	(0.48)

Net realized gains	—	—		—	—	—		(0.03)	(—)[d]

Tax return of capital	—	—		—	(0.08)	(0.20)		—	—

Total distributions	(0.33)	(0.74)		(0.40)	(0.08)	(0.32)		(0.85)	(0.48)

Net asset value, end of period	$11.27	$11.30		$11.89	$12.00	$11.32		$11.66	$13.41

Total return[e]	2.62%	1.27%		2.35%	6.75%	(0.15)%		(6.96)%	9.71%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	0.95%	0.94%		0.97%	0.96%	0.93%		0.90%	0.90%

Expenses net of waiver and payments by affiliates	0.87%	0.86%		0.90%	0.91%	0.90%		0.88%	0.89%

Expenses net of waiver and payments by affiliates and expense reduction	0.87%	0.86%	[g]	0.89%	0.90%	0.90%	[g]	0.88%	0.89% [g]

Net investment income	5.55%	4.99%		4.60%	4.22%	3.66%		2.68%	2.83%

Supplemental data

Net assets, end of period (000’s)	$7,484,279	$8,375,227		$9,656,645	$12,703,966	$13,759,572		$19,063,126	$23,897,947

Portfolio turnover rate	1.36%	19.86%		42.12%	22.63%	49.70%		43.19%	35.18%

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,				Year Ended August 31,
		2018		2017	2016[a]	2016		2015	2014

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.33	$11.92		$12.03	$11.35	$11.69		$13.44	$12.70

Income from investment operations[b]:

Net investment income[c]	0.29	0.54		0.51	0.15	0.37		0.29	0.32

Net realized and unrealized gains (losses)	(0.02)	(0.44)		(0.27)	0.59	(0.44)		(1.24)	0.84

Total from investment operations	0.27	0.10		0.24	0.74	(0.07)		(0.95)	1.16

Less distributions from:

Net investment income and net foreign currency gains	(0.30)	(0.69)		(0.35)	—	(0.10)		(0.77)	(0.42)

Net realized gains	—	—		—	—	—		(0.03)	(—)[d]

Tax return of capital	—	—		—	(0.06)	(0.17)		—	—

Total distributions	(0.30)	(0.69)		(0.35)	(0.06)	(0.27)		(0.80)	(0.42)

Net asset value, end of period	$11.30	$11.33		$11.92	$12.03	$11.35		$11.69	$13.44

Total return[e]	2.41%	0.86%		1.94%	6.59%	(0.55)%		(7.32)%	9.33%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.35%	1.34%		1.37%	1.35%	1.33%		1.30%	1.30%

Expenses net of waiver and payments by affiliates	1.27%	1.26%		1.30%	1.30%	1.30%		1.28%	1.29%

Expenses net of waiver and payments by affiliates and expense reduction	1.27%	1.26%	[g]	1.29%	1.29%	1.30%	[g]	1.28%	1.29% [g]

Net investment income	5.15%	4.59%		4.20%	3.83%	3.26%		2.28%	2.43%

Supplemental data

Net assets, end of period (000’s)	$1,994,418	$2,218,852		$3,232,023	$4,072,562	$4,430,727		$6,171,509	$8,216,911

Portfolio turnover rate	1.36%	19.86%		42.12%	22.63%	49.70%		43.19%	35.18%

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,				Year Ended August 31,
		2018		2017	2016[a]	2016		2015	2014

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.30	$11.89		$12.00	$11.32	$11.66		$13.41	$12.67

Income from investment operations[b]:

Net investment income[c]	0.30	0.56		0.53	0.15	0.39		0.31	0.34

Net realized and unrealized gains (losses)	(0.02)	(0.44)		(0.27)	0.60	(0.44)		(1.24)	0.84

Total from investment operations	0.28	0.12		0.26	0.75	(0.05)		(0.93)	1.18

Less distributions from:

Net investment income and net foreign currency gains	(0.31)	(0.71)		(0.37)	—	(0.11)		(0.79)	(0.44)

Net realized gains	—	—		—	—	—		(0.03)	(—)[d]

Tax return of capital	—	—		—	(0.07)	(0.18)		—	—

Total distributions	(0.31)	(0.71)		(0.37)	(0.07)	(0.29)		(0.82)	(0.44)

Net asset value, end of period	$11.27	$11.30		$11.89	$12.00	$11.32		$11.66	$13.41

Total return[e]	2.50%	1.02%		2.10%	6.66%	(0.40)%		(7.19)%	9.52%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.20%	1.19%		1.22%	1.21%	1.18%		1.15%	1.15%

Expenses net of waiver and payments by affiliates	1.12%	1.11%		1.15%	1.16%	1.15%		1.13%	1.14%

Expenses net of waiver and payments by affiliates and expense reduction	1.12%	1.11%	[g]	1.14%	1.15%	1.15%	[g]	1.13%	1.14% [g]

Net investment income	5.30%	4.74%		4.35%	3.97%	3.41%		2.43%	2.58%

Supplemental data

Net assets, end of period (000’s)	$229,540	$239,671		$274,295	$306,907	$319,155		$358,318	$367,660

Portfolio turnover rate	1.36%	19.86%		42.12%	22.63%	49.70%		43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36	$12.64

Income from investment operations[b]:

Net investment income[c]	0.33	0.63	0.61	0.18	0.47	0.38	0.42

Net realized and unrealized gains (losses)	(0.01)	(0.45)	(0.27)	0.60	(0.44)	(1.22)	0.83

Total from investment operations	0.32	0.18	0.34	0.78	0.03	(0.84)	1.25

Less distributions from:

Net investment income and net foreign currency gains	(0.35)	(0.78)	(0.45)	—	(0.14)	(0.87)	(0.53)

Net realized gains	—	—	—	—	—	(0.03)	(—)[d]

Tax return of capital	—	—	—	(0.10)	(0.23)	—	—

Total distributions	(0.35)	(0.78)	(0.45)	(0.10)	(0.37)	(0.90)	(0.53)

Net asset value, end of period	$11.22	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36

Total return[e]	2.82%	1.57%	2.79%	6.92%	0.25%	(6.55)%	10.07%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	0.59%	0.59%	0.55%	0.55%	0.53%	0.52%	0.52%

Expenses net of waiver and payments by affiliates	0.49%	0.49%	0.48%	0.50%	0.50%	0.50%	0.51%

Expenses net of waiver and payments by affiliates and expense reduction	0.49%	0.49% [g]	0.47%	0.49%	0.50% [g]	0.50%	0.51% [g]

Net investment income	5.93%	5.36%	5.02%	4.63%	4.06%	3.06%	3.21%

Supplemental data

Net assets, end of period (000’s)	$4,777,260	$4,084,816	$3,870,342	$2,924,394	$3,096,051	$2,805,620	$1,934,358

Portfolio turnover rate	1.36%	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36	$12.63

Income from investment operations[b]:

Net investment income[c]	0.33	0.61	0.59	0.17	0.44	0.37	0.40

Net realized and unrealized gains (losses)	(0.02)	(0.44)	(0.27)	0.60	(0.43)	(1.22)	0.84

Total from investment operations	0.31	0.17	0.32	0.77	0.01	(0.85)	1.24

Less distributions from:

Net investment income and net foreign currency gains	(0.34)	(0.77)	(0.43)	—	(0.13)	(0.86)	(0.51)

Net realized gains	—	—	—	—	—	(0.03)	(—)[d]

Tax return of capital	—	—	—	(0.09)	(0.22)	—	—

Total distributions	(0.34)	(0.77)	(0.43)	(0.09)	(0.35)	(0.89)	(0.51)

Net asset value, end of period	$11.22	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36

Total return[e]	2.76%	1.44%	2.62%	6.86%	0.10%	(6.67)%	10.02%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	0.70%	0.69%	0.72%	0.71%	0.68%	0.65%	0.65%

Expenses net of waiver and payments by affiliates	0.62%	0.61%	0.65%	0.66%	0.65%	0.63%	0.64%

Expenses net of waiver and payments by affiliates and expense reduction	0.62%	0.61% [g]	0.64%	0.65%	0.65% [g]	0.63%	0.64% [g]

Net investment income	5.80%	5.24%	4.85%	4.47%	3.91%	2.93%	3.08%

Supplemental data

Net assets, end of period (000’s)	$18,431,774	$18,506,219	$20,808,794	$20,838,200	$22,169,948	$32,534,368	$38,724,654

Portfolio turnover rate	1.36%	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

TEMPLETON INCOME TRUST

Statement of Investments, June 30, 2019 (unaudited)

Templeton Global Bond Fund

	Principal Amount*			Value

Foreign Government and Agency Securities 50.6%
Argentina 2.6%
Argentina Treasury Bill,
Strip, 4/30/20	2,094,402,000		ARS	$56,039,256
Strip, 7/31/20	507,537,000		ARS	11,569,406
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,809,194,000		ARS	172,901,444
16.00%, 10/17/23	11,569,749,000		ARS	195,986,228
senior note, 15.50%, 10/17/26	18,801,412,000		ARS	309,775,540
Government of Argentina, [a] FRN, 68.466%, (ARPP7DRR), 6/21/20	123,570,000		ARS	2,835,071
[a] FRN, 52.006%, (ARS Badlar + 2.00%), 4/03/22	700,128,000		ARS	14,158,979
[b] Index Linked, 4.00%, 3/06/20	46,573,000		ARS	1,502,916
senior note, 4.50%, 2/13/20	94,495,000			81,738,175

				846,507,015

Brazil 13.2%
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580	[c]	BRL	586,943,569
Strip, 7/01/20	3,280,612	[c]	BRL	806,279,527
Strip, 7/01/21	984,960	[c]	BRL	227,681,268
Nota do Tesouro Nacional,
10.00%, 1/01/21	3,623,620	[c]	BRL	994,909,931
10.00%, 1/01/23	4,646,561	[c]	BRL	1,329,701,550
10.00%, 1/01/25	1,337,796	[c]	BRL	392,984,536

				4,338,500,381

Colombia 1.6%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000		COP	14,673,848
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	2,065,607
senior bond, 9.85%, 6/28/27	10,884,000,000		COP	4,274,723
Titulos de Tesoreria,
B, 7.75%, 9/18/30	175,388,800,000		COP	61,503,450
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	29,592,876
senior bond, B, 7.00%, 5/04/22	131,527,000,000		COP	43,190,429
senior bond, B, 10.00%, 7/24/24	518,579,000,000		COP	195,392,737
senior bond, B, 7.50%, 8/26/26	216,664,700,000		COP	74,715,608
senior bond, B, 6.00%, 4/28/28	236,008,100,000		COP	73,774,008
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	23,756,407

				522,939,693

Ghana 1.5%
Government of Ghana,
24.75%, 3/01/21	6,310,000		GHS	1,249,926
16.25%, 5/17/21	63,860,000		GHS	11,232,304
24.50%, 6/21/21	990,000		GHS	197,717
24.75%, 7/19/21	10,770,000		GHS	2,163,887
18.75%, 1/24/22	337,130,000		GHS	61,206,169
17.60%, 11/28/22	3,220,000		GHS	576,595

20	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
19.75%, 3/25/24	337,130,000	GHS	$62,961,169
19.00%, 11/02/26	1,011,340,000	GHS	183,270,453
senior bond, 19.75%, 3/15/32	1,011,340,000	GHS	184,284,587
senior note, 21.50%, 3/09/20	13,090,000	GHS	2,460,585
senior note, 18.50%, 6/01/20	4,390,000	GHS	806,382
senior note, 18.25%, 9/21/20	4,190,000	GHS	766,805
senior note, 16.50%, 3/22/21	15,240,000	GHS	2,698,939

			513,875,518

India 7.9%
Government of India,
senior bond, 8.20%, 2/15/22	7,698,000,000	INR	116,224,728
senior bond, 8.35%, 5/14/22	4,260,400,000	INR	64,769,820
senior bond, 8.08%, 8/02/22	4,089,000,000	INR	61,808,838
senior bond, 9.15%, 11/14/24	9,798,000,000	INR	156,004,907
senior bond, 8.24%, 2/15/27	2,500,000,000	INR	38,817,622
senior bond, 8.28%, 9/21/27	2,500,000,000	INR	39,068,165
senior bond, 8.60%, 6/02/28	5,000,000,000	INR	80,072,516
senior note, 7.80%, 4/11/21	9,845,400,000	INR	146,320,921
senior note, 8.79%, 11/08/21	7,315,000,000	INR	111,467,020
senior note, 8.15%, 6/11/22	19,499,000,000	INR	295,225,323
senior note, 6.84%, 12/19/22	2,217,000,000	INR	32,407,428
senior note, 7.16%, 5/20/23	4,378,700,000	INR	64,428,173
senior note, 8.83%, 11/25/23	42,330,900,000	INR	662,602,907
senior note, 6.79%, 5/15/27	16,759,700,000	INR	239,938,666
senior note, 7.17%, 1/08/28	33,416,000,000	INR	489,598,922

			2,598,755,956

Indonesia 8.3%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	81,821,898
senior bond, FR34, 12.80%, 6/15/21.	1,603,246,000,000	IDR	126,341,877
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	96,395,034
senior bond, FR36, 11.50%, 9/15/19	437,062,000,000	IDR	31,336,034
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000	IDR	5,959,938
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000	IDR	53,231,609
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000	IDR	59,934,766
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000	IDR	76,882,731
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000	IDR	29,233,535
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000	IDR	19,850,357
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	514,358,688
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000	IDR	154,872,606
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000	IDR	436,518,016
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000	IDR	490,684,646
senior bond, FR61, 7.00%, 5/15/22	165,670,000,000	IDR	11,814,143
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000	IDR	45,728,200

franklintempleton.com	Semiannual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

			Principal Amount*			Value

	Foreign Government and Agency Securities (continued)
	Indonesia (continued)
	Government of Indonesia, (continued)
	senior bond, FR70, 8.375%, 3/15/24		6,507,615,000,000		IDR	$488,457,027

						2,723,421,105

	Mexico 13.1%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20		529,790,200	[d]	MXN	2,764,184,554
	senior bond, M, 6.50%, 6/10/21		281,607,150	[d]	MXN	1,439,849,428
	senior note, M, 5.00%, 12/11/19		14,548,600	[d]	MXN	74,738,102
e	Mexican Udibonos, Index Linked, 2.50%, 12/10/20		6,843,112	[f]	MXN	35,213,131

						4,313,985,215

	Philippines 0.5%
	Government of the Philippines, senior note, 3.375%, 8/20/20		8,357,030,000		PHP	161,036,363

	South Korea 1.5%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19		194,330,000,000		KRW	168,322,855
	senior note, 2.14%, 6/02/20		104,510,000,000		KRW	90,823,088
	senior note, 2.05%, 10/05/20		221,770,000,000		KRW	192,892,397
	Korea Treasury Bond, senior note, 1.75%, 6/10/20		53,978,000,000		KRW	46,759,922

						498,798,262

g	Supranational 0.4%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		2,473,000,000		MXN	128,288,509

	Total Foreign Government and Agency Securities (Cost $18,577,315,007)					16,646,108,017

		Number of Contracts	Notional Amount*
	Options Purchased 0.4%
	Calls - Over-the-Counter
	Currency Options 0.3%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	31,140,000		AUD	44,461
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	138,399,000		AUD	215,671
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	152,240,000		AUD	134,970
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	553,598,000		AUD	598,439
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	103,800,000		AUD	325,185
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	173,002,000		AUD	397,348
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	217,980,000		AUD	558,949
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	138,399,000		AUD	294,751
	USD/MXN, Counterparty CITI, November Strike Price 20.00 MXN, Expires 11/07/19	1	135,242,000			2,422,319
	USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	418,340,000			6,341,198
	USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	757,339,000			27,760,261
	USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	450,797,000			13,591,980

22	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Number of Contracts	Notional Amount*		Value

Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	508,508,000		$15,888,332
USD/MXN, Counterparty JPHQ, October Strike Price 20.25 MXN, Expires 10/17/19	1	382,356,000		4,415,065
USD/MXN, Counterparty JPHQ, October Strike Price 21.92 MXN, Expires 10/17/19	1	191,178,000		579,652
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	254,254,000		4,409,781
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	254,253,000		4,409,764
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	254,253,000		895,479
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	95,591,000		2,112,179
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	290,576,000		8,762,610

				94,158,394

Puts - Over-the-Counter
Currency Options 0.1%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	110,720,000	AUD	844,737
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	69,200,000	AUD	632,446
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	512,080,000	AUD	8,808,073
AUD/JPY, Counterparty CITI, May Strike Price 75.50 JPY, Expires 5/06/20	1	207,600,000	AUD	3,924,661
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	276,799,000	AUD	1,130,237
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	276,800,000	AUD	3,894,155
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	51,900,000	AUD	481,475
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	31,140,000	AUD	389,610
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	129,750,000	AUD	2,564,392
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	93,420,000	AUD	2,156,210
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	461,329,000	AUD	2,034,945
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	230,668,000	AUD	1,769,920
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	581,280,000	AUD	1,519,908
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	288,332,000	AUD	2,032,853
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	230,666,000	AUD	1,248,048
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	276,800,000	AUD	1,135,876
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	138,400,000	AUD	1,010,651
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	149,000	AUD	424
USD/MXN, Counterparty CITI, October Strike Price 18.25 MXN, Expires 10/08/19	1	209,170,000		521,670
USD/MXN, Counterparty CITI, November Strike Price 18.28 MXN, Expires 11/07/19	1	135,242,000		468,614
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	127,128,000		1,048,298
USD/MXN, Counterparty JPHQ, December Strike Price 18.85 MXN, Expires 12/03/19	1	191,178,000		1,881,574

franklintempleton.com	Semiannual Report	23

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

		Number of Contracts	Notional Amount*		Value

	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty JPHQ, December Strike Price 20.34 MXN, Expires 12/03/19	1	191,178,000		$9,419,914

					48,918,691

	Total Options Purchased (Cost $189,147,453)				143,077,085

	Total Investments before Short Term Investments (Cost $18,766,462,460)				16,789,185,102

			Principal Amount*
	Short Term Investments 45.8%
	Foreign Government and Agency Securities 4.6%
	Argentina 1.5%
h	Argentina Treasury Bill, 7/19/19 - 2/28/20		16,512,791,107	ARS	488,520,322

	South Korea 3.1%
	Korea Monetary Stabilization Bond,
	senior note, 1.80%, 9/09/19		343,437,000,000	KRW	296,984,227
	senior note, 1.85%, 10/02/19		473,210,000,000	KRW	409,323,763
	senior note, 1.87%, 11/09/19		321,740,000,000	KRW	278,403,520
	senior note, 2.16%, 2/02/20		53,977,000,000	KRW	46,821,901

					1,031,533,411

	Total Foreign Government and Agency Securities (Cost $1,595,822,695)				1,520,053,733

	U.S. Government and Agency Securities 20.3%
	United States 20.3%
h	FHLB,
	7/01/19 - 7/02/19		300,000,000		299,993,917
	7/03/19		488,000,000		487,940,625
	7/05/19		360,000,000		359,912,401
h	U.S. Treasury Bill,
	8/01/19		389,102,000		388,427,690
	9/12/19		1,296,849,000		1,291,431,115
	9/26/19		804,355,000		800,336,072
	10/10/19		500,000,000		497,080,470
	10/24/19		935,662,000		929,750,909
	11/07/19		414,000,000		410,962,532
	7/18/19 - 12/05/19		1,210,689,000		1,204,447,753

	Total U.S. Government and Agency Securities (Cost $6,665,364,030)				6,670,283,484

	Total Investments before Money Market Funds (Cost $27,027,649,185)				24,979,522,319

24	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

			Shares		Value

	Short Term Investments (continued)
	Money Market Funds (Cost $6,883,637,877) 20.9%
	United States 20.9%
i,j	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		6,883,637,877		$6,883,637,877

	Total Investments (Cost $33,911,287,062) 96.8%				31,863,160,196
	Options Written (0.4)%				(119,701,392)
	Other Assets, less Liabilities 3.6%				1,173,811,501

	Net Assets 100.0%				$32,917,270,305

		Number of Contracts	Notional Amount*
k	Options Written (0.4)%
	Calls - Over-the-Counter
	Currency Options (0.2)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	332,160,000	AUD	(540,697)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	138,400,000	AUD	(188,470)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	276,800,000	AUD	(311,851)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	103,800,000	AUD	(788,808)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	62,280,000	AUD	(356,997)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	93,420,000	AUD	(352,604)
	AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	103,800,000	AUD	(292,251)
	AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	221,440,000	AUD	(1,486,316)
	AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	138,399,000	AUD	(811,778)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	553,598,000	AUD	(5,164,859)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	173,002,000	AUD	(2,343,646)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	217,980,000	AUD	(3,250,568)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	138,399,000	AUD	(2,472,836)
	AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	276,799,000	AUD	(800,511)
	AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	345,999,000	AUD	(1,414,011)
	AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	435,960,000	AUD	(2,035,964)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	230,666,000	AUD	(1,725,054)
	AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	149,000	AUD	(777)
	USD/MXN, Counterparty CITI, December Strike Price 21.90 MXN, Expires 12/05/19	1	418,340,000		(2,425,954)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	252,447,000		(14,634,605)
	USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	252,447,000		(3,717,787)
	USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	180,316,000		(9,208,738)
	USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	180,316,000		(1,638,351)
	USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	254,253,000		(3,384,362)

franklintempleton.com	Semiannual Report	25

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

		Number of Contracts	Notional Amount*	Value

k	Options Written (continued)
	Calls - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	191,178,000	$(6,155,167)
	USD/MXN, Counterparty JPHQ, October Strike Price 22.48 MXN, Expires 10/17/19	1	191,178,000	(401,856)
	USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	508,508,000	(4,380,796)
	USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	145,288,000	(1,369,339)

				(71,654,953)

	Puts - Over-the-Counter
	Currency Options (0.2)%
	USD/MXN, Counterparty CITI, October Strike Price 18.66 MXN, Expires 10/08/19	1	209,176,000	(1,133,943)
	USD/MXN, Counterparty CITI, October Strike Price 19.60 MXN, Expires 10/08/19	1	156,870,000	(1,723,374)
	USD/MXN, Counterparty CITI, November Strike Price 18.74 MXN, Expires 11/07/19	1	270,479,000	(1,994,783)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	252,447,000	(6,559,835)
	USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	90,159,000	(2,619,209)
	USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	381,384,000	(7,640,266)
	USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	191,178,000	(2,590,271)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	145,288,000	(2,957,918)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	254,253,000	(4,630,201)
	USD/MXN, Counterparty JPHQ, December Strike Price 20.10 MXN, Expires 12/03/19	1	382,356,000	(14,341,409)
	USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	95,591,000	(1,855,230)

				(48,046,439)

	Total Options Written (Premiums received $150,650,929)			(119,701,392)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bRedemption price at maturity is adjusted for inflation. See Note 1(f).

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dPrincipal amount is stated in 100 Mexican Peso Units.

ePrincipal amount of security is adjusted for inflation. See Note 1(f).

fPrincipal amount is stated in 100 Unidad de Inversion Units.

gA supranational organization is an entity formed by two or more central governments through international treaties.

hThe security was issued on a discount basis with no stated coupon rate.

iSee Note 3(f) regarding investments in affiliated management investment companies.

jThe rate shown is the annualized seven-day effective yield at period end.

kSee Note 1(c) regarding written options.

26	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At June 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Indian Rupee	BNDP	Sell	15,907,375,900	227,152,499		7/05/19	$—	$(3,341,857)
Indian Rupee	HSBK	Buy	13,577,225,000	196,999,782		7/05/19	—	(268,797)
Indian Rupee	HSBK	Sell	13,577,225,000	194,795,194		7/05/19	—	(1,935,791)
South Korean Won	HSBK	Sell	397,730,968,000	350,943,218		7/10/19	7,047,121	—
Indian Rupee	HSBK	Sell	26,280,231,961	372,948,921		7/11/19	—	(7,542,594)
Japanese Yen	BNDP	Buy	6,405,061,130	58,315,567		7/11/19	1,151,249	—
Japanese Yen	BNDP	Sell	6,405,061,130	58,054,983		7/11/19	—	(1,411,833)
Australian Dollar	JPHQ	Sell	318,485,546	227,857,299		7/15/19	4,159,270	—
Indian Rupee	CITI	Sell	17,520,491,600	248,079,496		7/15/19	—	(5,451,802)
Mexican Peso	CITI	Buy	5,241,530,400	226,585,033	EUR	7/15/19	14,190,765	—
Mexican Peso	CITI	Sell	5,241,530,400	234,009,234	EUR	7/15/19	—	(5,738,231)
Japanese Yen	CITI	Buy	24,758,717,284	225,440,773		7/16/19	4,519,614	—
Japanese Yen	CITI	Sell	24,758,717,284	223,790,624		7/16/19	—	(6,169,763)
Japanese Yen	DBAB	Buy	28,978,745,000	263,499,669		7/17/19	5,678,087	—
Japanese Yen	DBAB	Sell	28,978,745,000	260,506,517		7/17/19	—	(8,671,239)
Japanese Yen	GSCO	Buy	14,528,031,523	132,038,204		7/17/19	2,909,770	—
Japanese Yen	GSCO	Sell	14,528,031,523	130,589,047		7/17/19	—	(4,358,927)
Japanese Yen	HSBK	Buy	12,607,090,000	114,461,941		7/17/19	2,642,792	—
Japanese Yen	HSBK	Sell	12,607,090,000	113,373,621		7/17/19	—	(3,731,112)
Japanese Yen	MSCO	Buy	3,400,000,000	30,967,366		7/17/19	614,553	—
Japanese Yen	MSCO	Sell	3,400,000,000	30,576,090		7/17/19	—	(1,005,829)
Japanese Yen	HSBK	Buy	17,801,460,000	161,634,995		7/18/19	3,732,416	—
Japanese Yen	HSBK	Sell	17,801,460,000	160,085,504		7/18/19	—	(5,281,907)
Mexican Peso	JPHQ	Buy	659,023,741	29,166,666	EUR	7/18/19	986,639	—
Mexican Peso	JPHQ	Sell	659,023,741	29,153,764	EUR	7/18/19	—	(1,001,332)
Japanese Yen	JPHQ	Buy	14,202,199,000	129,100,173		7/19/19	2,842,296	—
Japanese Yen	JPHQ	Sell	14,202,199,000	127,736,800		7/19/19	—	(4,205,669)
Indian Rupee	HSBK	Sell	21,563,770,000	299,822,731		7/22/19	—	(11,927,594)
Indian Rupee	JPHQ	Buy	20,444,343,840	293,414,697		7/22/19	2,151,934	—
Indian Rupee	JPHQ	Sell	20,444,343,840	288,313,973		7/22/19	—	(7,252,657)
Mexican Peso	CITI	Buy	4,406,581,755	194,598,410	EUR	7/22/19	6,851,654	—
Mexican Peso	CITI	Sell	4,406,581,755	196,539,898	EUR	7/22/19	—	(4,639,917)
Euro	CITI	Sell	336,897,970	385,283,256		7/23/19	1,457,284	—
Euro	DBAB	Sell	21,602,855	24,606,084		7/23/19	—	(5,928)
Australian Dollar	JPHQ	Sell	248,603,352	175,481,648		7/31/19	770,242	—
Euro	BZWS	Sell	242,386,599	272,253,476		7/31/19	—	(4,080,762)
Japanese Yen	BZWS	Buy	41,710,017,330	380,277,867		7/31/19	7,583,530	—
Japanese Yen	BZWS	Sell	41,710,017,330	375,779,464		7/31/19	—	(12,081,934)
Japanese Yen	CITI	Buy	25,386,870,000	231,154,531		7/31/19	4,917,940	—
Japanese Yen	CITI	Sell	25,386,870,000	228,703,329		7/31/19	—	(7,369,142)
Japanese Yen	DBAB	Buy	15,504,074,000	142,245,997		7/31/19	1,926,367	—
Japanese Yen	DBAB	Sell	15,504,074,000	139,690,186		7/31/19	—	(4,482,178)
Japanese Yen	GSCO	Buy	15,371,620,000	139,856,428		7/31/19	3,084,246	—
Japanese Yen	GSCO	Sell	15,371,620,000	138,499,284		7/31/19	—	(4,441,391)
Euro	JPHQ	Sell	65,175,000	73,267,389		8/02/19	—	(1,047,534)

franklintempleton.com	Semiannual Report	27

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	11,512,010	13,040,690		8/13/19	$—	$(97,190)
Indian Rupee	HSBK	Sell	9,662,150,000	138,317,229		8/14/19	—	(928,237)
South Korean Won	HSBK	Sell	100,447,500,000	89,901,996		8/19/19	2,964,572	—
Indian Rupee	JPHQ	Buy	3,543,271,790	50,674,417		8/20/19	346,574	—
Indian Rupee	JPHQ	Sell	3,543,271,790	49,738,158		8/20/19	—	(1,282,833)
Euro	JPHQ	Sell	53,977,272	60,700,411		8/21/19	—	(939,360)
Euro	SCNY	Sell	106,299,000	119,663,973		8/21/19	—	(1,725,007)
South Korean Won	CITI	Sell	521,261,500,000	439,234,464		8/21/19	—	(11,937,475)
Brazilian Real	CITI	Buy	740,416,000	164,121,115	EUR	9/04/19	3,846,997	—
Euro	DBAB	Sell	146,244,263	164,451,674		9/04/19	—	(2,730,182)
Euro	CITI	Sell	264,949,140	304,219,902		9/06/19	1,294,198	—
Indian Rupee	BNDP	Sell	16,040,174,100	226,706,629		9/06/19	—	(3,739,088)
Indian Rupee	HSBK	Sell	13,517,663,000	191,617,592		9/06/19	—	(2,587,753)
Japanese Yen	HSBK	Buy	12,854,977,030	119,596,090		9/06/19	261,415	—
Japanese Yen	JPHQ	Buy	11,044,240,685	102,858,699		9/06/19	115,824	—
Mexican Peso	CITI	Buy	3,013,727,024	120,534,617	EUR	9/06/19	17,253,650	—
Mexican Peso	CITI	Sell	3,013,727,024	132,931,783	EUR	9/06/19	—	(3,079,533)
Indian Rupee	HSBK	Sell	16,550,807,563	234,115,674		9/11/19	—	(3,512,575)
Australian Dollar	JPHQ	Sell	356,800,000	26,845,235,680	JPY	9/12/19	—	(637,525)
Indian Rupee	BNDP	Sell	4,475,348,160	63,916,197		9/12/19	—	(330,321)
Indian Rupee	CITI	Sell	13,368,211,000	190,471,055		9/16/19	—	(1,339,132)
Indian Rupee	HSBK	Sell	8,304,820,383	118,268,590		9/16/19	—	(890,896)
South Korean Won	CITI	Sell	465,402,500,000	413,518,352		9/20/19	10,321,121	—
Euro	GSCO	Sell	98,661,108	113,773,031		9/23/19	830,349	—
Euro	CITI	Sell	39,100,000	45,233,226		9/25/19	466,817	—
Euro	DBAB	Sell	460,651,735	533,020,123		9/25/19	5,610,305	—
Euro	JPHQ	Sell	70,643,943	80,214,078		9/25/19	—	(667,652)
Euro	BZWS	Sell	121,193,300	139,056,586		9/30/19	246,775	—
Euro	SCNY	Sell	225,919,558	258,029,505		9/30/19	—	(729,446)
Euro	HSBK	Sell	111,328,000	126,863,822		10/01/19	—	(656,544)
Indian Rupee	HSBK	Sell	13,577,225,000	194,557,928		10/03/19	171,154	—
Euro	CITI	Sell	102,304,000	116,432,182		10/04/19	—	(778,869)
Euro	GSCO	Sell	195,619,980	222,545,114		10/04/19	—	(1,579,294)
Australian Dollar	CITI	Sell	58,864,350	42,026,791		10/08/19	584,912	—
Euro	BOFA	Sell	177,149,495	201,707,729		10/08/19	—	(1,317,635)
Euro	DBAB	Sell	64,735,000	73,716,981		10/08/19	—	(473,730)
Euro	GSCO	Sell	127,740,000	145,444,764		10/08/19	—	(953,960)
Euro	UBSW	Sell	154,764,200	176,277,198		10/09/19	—	(1,106,826)
Euro	CITI	Sell	156,678,971	179,287,747		10/10/19	—	(304,807)
Australian Dollar	JPHQ	Sell	94,157,546	67,575,929		10/11/19	1,282,307	—
Euro	BZWS	Sell	202,258,000	231,602,602		10/11/19	—	(252,653)
Euro	JPHQ	Sell	15,349,327	17,579,737		10/11/19	—	(15,720)
Australian Dollar	CITI	Sell	114,480,159	82,043,350		10/15/19	1,433,854	—
Australian Dollar	JPHQ	Sell	318,485,546	228,279,292		10/15/19	4,022,445	—
Euro	BOFA	Sell	177,095,041	202,649,855		10/15/19	—	(423,125)
Euro	GSCO	Sell	139,195,260	159,140,549		10/15/19	—	(473,160)

28	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	94,781,666	108,942,046		10/16/19	$248,512	$—
Euro	GSCO	Sell	171,944,000	197,620,398		10/16/19	438,791	—
Euro	SCNY	Sell	140,680,000	161,583,641		10/17/19	242,408	—
South Korean Won	CITI	Sell	280,696,000,000	247,091,549		10/17/19	3,694,873	—
Japanese Yen	HSBK	Buy	46,568,354,282	434,111,440		10/21/19	1,551,592	—
Japanese Yen	JPHQ	Buy	29,339,458,920	273,293,777		10/21/19	1,186,990	—
Australian Dollar	JPHQ	Sell	194,000,000	140,080,610		10/23/19	3,453,630	—
Euro	GSCO	Sell	98,685,171	113,226,431		10/23/19	—	(4,944)
Euro	JPHQ	Sell	91,801,000	105,364,598		10/23/19	32,121	—
Euro	UBSW	Sell	119,762,500	137,580,765		10/23/19	165,260	—
Euro	DBAB	Sell	68,506,971	78,207,558		10/24/19	—	(403,439)
Euro	UBSW	Sell	245,086,718	281,456,361		10/24/19	222,044	—
Euro	DBAB	Sell	21,602,684	24,591,632		10/25/19	—	(199,132)
Euro	BOFA	Sell	260,447,167	294,708,991		10/29/19	—	(4,267,118)
Euro	GSCO	Sell	204,004,038	230,850,969		10/29/19	—	(3,332,164)
Euro	JPHQ	Sell	236,418,000	267,454,955		10/29/19	—	(3,937,261)
Euro	SCNY	Sell	221,525,985	250,678,982		10/29/19	—	(3,618,187)
Euro	DBAB	Sell	138,485,021	156,765,044		10/30/19	—	(2,218,920)
Euro	BOFA	Sell	260,447,167	294,495,425		10/31/19	—	(4,527,048)
Euro	GSCO	Sell	164,724,987	186,199,360		10/31/19	—	(2,923,346)
Brazilian Real	JPHQ	Buy	821,500,000	181,567,024	EUR	11/04/19	2,692,624	—
Euro	CITI	Sell	297,277,149	338,658,128		11/04/19	—	(2,755,172)
Euro	UBSW	Sell	23,478,000	26,714,677		11/06/19	—	(253,238)
Australian Dollar	CITI	Sell	114,077,876	79,831,698		11/13/19	—	(547,368)
Australian Dollar	JPHQ	Sell	94,157,546	65,983,254		11/13/19	—	(359,983)
Euro	CITI	Sell	72,561,320	82,486,983		11/13/19	—	(905,585)
Australian Dollar	CITI	Sell	114,077,877	79,911,553		11/15/19	—	(471,160)
Australian Dollar	JPHQ	Sell	448,656,000	314,305,961		11/15/19	—	(1,830,589)
Euro	CITI	Sell	8,800,000	10,057,520		11/15/19	—	(57,629)
Euro	DBAB	Sell	87,311,009	99,800,849		11/15/19	—	(558,677)
Euro	JPHQ	Sell	88,189,373	100,807,508		11/15/19	—	(561,652)
Australian Dollar	JPHQ	Sell	332,555,000	230,562,044		11/20/19	—	(3,792,815)
Euro	BOFA	Sell	189,563,331	215,127,842		11/20/19	—	(2,850,088)
Euro	GSCO	Sell	156,473,908	177,496,178		11/20/19	—	(2,432,390)
Euro	JPHQ	Sell	78,318,607	88,932,736		11/20/19	—	(1,125,440)
Australian Dollar	BOFA	Sell	264,500,000	182,981,100		11/21/19	—	(3,418,944)
Australian Dollar	JPHQ	Sell	283,015,000	195,452,989		11/21/19	—	(3,995,057)
Euro	BOFA	Sell	79,015,000	89,629,085		11/21/19	—	(1,236,926)
Euro	GSCO	Sell	98,661,108	111,896,496		11/21/19	—	(1,562,232)
Euro	JPHQ	Sell	53,977,272	61,150,311		11/21/19	—	(922,705)
Euro	UBSW	Sell	178,106,008	201,854,663		11/21/19	—	(2,964,454)
Australian Dollar	JPHQ	Sell	194,000,000	134,734,940		11/22/19	—	(1,985,017)
Euro	BNDP	Sell	158,886,676	179,642,837		11/29/19	—	(3,187,944)
Euro	BZWS	Sell	121,193,300	137,033,264		11/29/19	—	(2,423,777)
Euro	DBAB	Sell	138,539,445	156,656,941		11/29/19	—	(2,760,296)
Euro	GSCO	Sell	356,206,453	402,967,456		11/29/19	—	(6,919,048)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	MSCO	Sell	385,872,751	436,429,799		11/29/19	$—	$(7,593,691)
Australian Dollar	CITI	Sell	58,864,350	40,976,063		12/03/19	—	(518,474)
Euro	BNDP	Sell	8,856,901	10,009,627		12/03/19	—	(185,172)
Euro	CITI	Sell	204,178,000	230,743,600		12/03/19	—	(4,276,930)
Euro	BOFA	Sell	433,100,194	490,605,072		12/04/19	—	(7,956,722)
Euro	GSCO	Sell	195,619,980	221,778,284		12/04/19	—	(3,408,982)
Euro	HSBK	Sell	172,450,000	195,389,299		12/04/19	—	(3,125,924)
Euro	GSCO	Sell	104,415,800	118,691,528		12/05/19	—	(1,515,705)
Euro	JPHQ	Sell	344,762,666	391,521,102		12/05/19	—	(5,382,107)
Euro	SCNY	Sell	276,473,292	313,957,541		12/05/19	—	(4,328,480)
Euro	UBSW	Sell	15,764,200	17,882,436		12/05/19	—	(265,880)
Japanese Yen	JPHQ	Buy	10,679,606,390	100,085,217		12/05/19	182,008	—
Japanese Yen	HSBK	Buy	32,801,491,910	307,535,725		12/06/19	450,801	—
Japanese Yen	JPHQ	Buy	11,109,878,915	104,143,622		12/06/19	171,542	—
Mexican Peso	CITI	Buy	3,013,727,024	117,820,361	EUR	12/06/19	17,074,306	—
Mexican Peso	CITI	Sell	3,013,727,024	130,093,915	EUR	12/06/19	—	(2,943,450)
Euro	BOFA	Sell	177,262,005	202,846,231		12/09/19	—	(1,287,664)
Euro	DBAB	Sell	122,935,000	140,554,044		12/09/19	—	(1,017,187)
Euro	JPHQ	Sell	402,153,764	459,609,472		12/10/19	—	(3,544,485)
Australian Dollar	HSBK	Sell	141,230,000	10,572,619,030	JPY	12/12/19	—	(258,118)
Australian Dollar	HSBK	Sell	403,580,000	30,304,822,200	JPY	12/12/19	130,580	—
Australian Dollar	JPHQ	Sell	247,100,000	18,521,158,110	JPY	12/12/19	—	(235,504)
Euro	UBSW	Sell	96,724,000	110,990,790		12/16/19	—	(456,679)
Euro	BOFA	Sell	94,781,666	108,051,099		12/18/19	—	(1,175,370)
Euro	GSCO	Sell	139,195,260	158,515,562		12/18/19	—	(1,893,168)
Japanese Yen	HSBK	Buy	48,384,528,000	451,547,446		12/19/19	3,222,454	—
Japanese Yen	JPHQ	Buy	23,767,265,938	221,928,186		12/20/19	1,479,875	—
Japanese Yen	HSBK	Buy	12,854,977,080	121,168,661		3/06/20	239,024	—
Japanese Yen	JPHQ	Buy	12,209,005,355	115,204,360		3/06/20	102,502	—
Australian Dollar	JPHQ	Sell	322,250,000	24,048,086,710	JPY	3/12/20	—	(406,867)
Australian Dollar	HSBK	Sell	138,350,000	10,286,391,675	JPY	3/13/20	—	(530,195)
Japanese Yen	HSBK	Buy	70,143,769,930	660,154,485		3/23/20	2,992,506	—
Japanese Yen	JPHQ	Buy	47,483,415,958	446,530,250		3/23/20	2,383,238	—
Japanese Yen	JPHQ	Buy	12,323,948,130	116,995,324		3/24/20	—	(476,310)
Euro	CITI	Sell	30,327,138	35,133,989		3/31/20	—	(64,723)
Japanese Yen	HSBK	Buy	12,854,977,220	121,871,691		6/08/20	229,940	—
Japanese Yen	JPHQ	Buy	12,209,005,415	115,882,311		6/08/20	83,626	—
Australian Dollar	HSBK	Sell	141,260,000	10,473,510,810	JPY	6/12/20	—	(419,820)
Australian Dollar	JPHQ	Sell	385,410,000	28,586,987,522	JPY	6/12/20	—	(1,037,676)
Euro	JPHQ	Sell	86,668,842	100,719,595		6/15/20	—	(373,721)
Japanese Yen	JPHQ	Buy	23,767,265,972	224,745,522		6/22/20	1,197,745	—

30	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	BNDP	Buy	60,062,260,870	573,665,313	6/24/20	$—	$(2,614,519)
Total Forward Exchange Contracts						$174,140,030	$(295,539,516)
Net unrealized appreciation (depreciation)							$(121,399,486)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	$614,156,000	$(8,488,337)	$—	$(8,488,337)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	383,800,000	(4,497,534)	—	(4,497,534)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	325,000,000	(3,883,978)	—	(3,883,978)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	514,670,000	(2,425,584)	—	(2,425,584)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual	3/27/25	39,700,000	(609,144)	—	(609,144)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual	3/27/25	39,700,000	(625,762)	—	(625,762)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.45%	Semi-Annual	7/22/25	893,410,000	(38,452,127)	30,712	(38,482,839)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.439%	Semi-Annual	7/23/25	101,430,000	(4,294,048)	—	(4,294,048)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.40%	Semi-Annual	7/24/25	798,605,000	(31,911,569)	—	(31,911,569)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.89%	Semi-Annual	7/22/45	385,470,000	(56,745,718)	(26,443)	(56,719,275)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%	Semi-Annual	7/24/45	54,025,000	(7,623,924)	—	(7,623,924)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%	Semi-Annual	8/24/45	1,057,400,000	(85,637,037)	—	(85,637,037)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.613%	Semi-Annual	1/26/47	406,800,000	(37,370,048)	—	(37,370,048)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.678%	Semi-Annual	1/27/47	700,300,000	(74,412,854)	—	(74,412,854)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	404,700,000	(28,116,790)	—	(28,116,790)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual	7/27/47	980,700,000	(85,728,758)	—	(85,728,758)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.98%	Semi-Annual	2/20/48	422,692,000	(74,374,417)	—	(74,374,417)

franklintempleton.com	Semiannual Report	31

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	$422,692,000	$(76,474,665)	$ —	$(76,474,665)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	422,692,000	(77,998,566)	—	(77,998,566)
Total Interest Rate Swap Contracts				$(699,670,860)	$4,269	$(699,675,129)

See Note 9 regarding other derivative information.

See Abbreviations on page 50.

32	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$27,027,649,185
Cost - Controlled affiliates (Note 3f)	6,883,637,877

Value - Unaffiliated issuers	$24,979,522,319
Value - Controlled affiliates (Note 3f)	6,883,637,877
Cash	250,000
Restricted cash for OTC derivative contracts (Note 1d)	49,509,000
Foreign currency, at value (cost $84,444,241)	84,513,552
Receivables:
Investment securities sold	95,728,022
Capital shares sold	55,961,023
Interest	352,267,306
Deposits with brokers for:
OTC derivative contracts	130,260,000
Centrally cleared swap contracts	698,099,558
Variation margin on centrally cleared swap contracts	26,576,128
Unrealized appreciation on OTC forward exchange contracts	174,140,030
Other assets	24,097

Total assets	33,530,488,912

Liabilities:
Payables:
Capital shares redeemed	73,603,232
Management fees	11,247,534
Distribution fees	5,828,116
Transfer agent fees	10,210,477
Trustees’ fees and expenses	2,901
Deposits from brokers for:
OTC derivative contracts	49,509,000
Options written, at value (premiums received $150,650,929)	119,701,392
Unrealized depreciation on OTC forward exchange contracts	295,539,516
Deferred tax	38,093,464
Accrued expenses and other liabilities	9,482,975

Total liabilities	613,218,607

Net assets, at value	$32,917,270,305

Net assets consist of:
Paid-in capital	$35,711,837,204
Total distributable earnings (loss)	(2,794,566,899)

Net assets, at value	$32,917,270,305

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

Templeton Global Bond Fund

Class A:
Net assets, at value	$7,484,278,907

Shares outstanding	664,285,313

Net asset value per share[a]	$11.27

Maximum offering price per share (net asset value per share ÷ 96.25%)	$11.71

Class C:
Net assets, at value	$1,994,417,791

Shares outstanding	176,537,878

Net asset value and maximum offering price per share[a]	$11.30

Class R:
Net assets, at value	$229,539,771

Shares outstanding	20,373,905

Net asset value and maximum offering price per share	$11.27

Class R6:
Net assets, at value	$4,777,259,569

Shares outstanding	425,872,706

Net asset value and maximum offering price per share	$11.22

Advisor Class:
Net assets, at value	$18,431,774,267

Shares outstanding	1,643,130,520

Net asset value and maximum offering price per share	$11.22

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2019 (unaudited)

Templeton Global Bond Fund

Investment income:
Dividends:
Controlled affiliates (Note 3f)	$77,836,289
Interest: (net of foreign taxes)~
Unaffiliated issuers	1,004,995,218

Total investment income	1,082,831,507

Expenses:
Management fees (Note 3a)	80,767,029
Distribution fees: (Note 3c)
Class A	10,435,433
Class C	6,871,680
Class R	588,416
Transfer agent fees: (Note 3e)
Class A	6,121,005
Class C	1,550,271
Class R	172,944
Class R6	871,295
Advisor Class	13,603,161
Custodian fees (Note 4)	5,768,579
Reports to shareholders	1,135,474
Registration and filing fees	361,780
Professional fees	138,554
Trustees’ fees and expenses	302,021
Other	3,322,863

Total expenses	132,010,505
Expenses waived/paid by affiliates (Note 3f and 3g)	(13,596,808)

Net expenses	118,413,697

Net investment income	964,417,810

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(119,790,392)
Written options	(3,130,060)
Foreign currency transactions	(5,297,464)
Forward exchange contracts	702,063,759
Swap contracts	7,414,364

Net realized gain (loss)	581,260,207

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	256,123,751
Translation of other assets and liabilities denominated in foreign currencies	1,921,635
Forward exchange contracts	(69,914,541)
Written options	30,949,537
Swap contracts	(865,946,239)
Change in deferred taxes on unrealized appreciation	(409,945)

Net change in unrealized appreciation (depreciation)	(647,275,802)

Net realized and unrealized gain (loss)	(66,015,595)

Net increase (decrease) in net assets resulting from operations	$898,402,215

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations (continued)

for the six months ended June 30, 2019 (unaudited)

Templeton Global Bond Fund

~Foreign taxes withheld on interest	$24,585,481
#Net of foreign taxes	$7,249,836

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$964,417,810	$1,881,305,349
Net realized gain (loss)	581,260,207	872,684,714
Net change in unrealized appreciation (depreciation)	(647,275,802)	(2,273,047,672)

Net increase (decrease) in net assets resulting from operations	898,402,215	480,942,391

Distributions to shareholders:
Class A	(241,400,993)	(557,200,572)
Class C	(56,379,852)	(154,357,753)
Class R	(6,504,492)	(15,214,928)
Class R6	(136,184,328)	(277,790,647)
Advisor Class	(560,817,499)	(1,317,299,338)

Total distributions to shareholders	(1,001,287,164)	(2,321,863,238)

Capital share transactions: (Note 2)
Class A	(868,116,033)	(823,064,124)
Class C	(221,961,698)	(882,670,395)
Class R	(9,471,302)	(21,965,769)
Class R6	716,191,238	432,049,270
Advisor Class	(21,272,560)	(1,280,741,905)

Total capital share transactions	(404,630,355)	(2,576,392,923)

Net increase (decrease) in net assets	(507,515,304)	(4,417,313,770)
Net assets:
Beginning of period	33,424,785,609	37,842,099,379

End of period	$32,917,270,305	$33,424,785,609

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1.  Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,

38	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

c.  Derivative Financial Instruments (continued)

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d.  Restricted Cash

At June 30, 2019, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	69,927,026	$800,138,956	182,347,620	$2,136,666,269
Shares issued in reinvestment of distributions	20,106,111	229,720,825	45,864,962	530,435,217
Shares redeemed	(167,038,996)	(1,897,975,814)	(298,813,486)	(3,490,165,610)

Net increase (decrease)	(77,005,859)	$(868,116,033)	(70,600,904)	$(823,064,124)

Class C Shares:
Shares sold	7,427,827	$85,134,406	11,849,791	$139,437,612
Shares issued in reinvestment of distributions	4,364,121	50,016,023	11,881,218	137,865,021
Shares redeemed[a]	(31,122,255)	(357,112,127)	(98,914,466)	(1,159,973,028)

Net increase (decrease)	(19,330,307)	$(221,961,698)	(75,183,457)	$(882,670,395)

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

2.  Shares of Beneficial Interest (continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class R Shares:
Shares sold	2,782,488	$ 31,797,465	5,543,830	$ 65,061,723
Shares issued in reinvestment of distributions	543,334	6,208,423	1,240,090	14,331,689
Shares redeemed	(4,165,211)	(47,477,190)	(8,632,695)	(101,359,181)

Net increase (decrease)	(839,389)	$ (9,471,302)	(1,848,775)	$(21,965,769)

Class R6 Shares:
Shares sold	103,541,386	$1,179,150,545	104,154,321	$ 1,220,751,045
Shares issued in reinvestment of distributions	10,500,275	119,436,051	22,604,811	260,294,994
Shares redeemed	(51,249,083)	(582,395,358)	(90,365,753)	(1,048,996,769)

Net increase (decrease)	62,792,578	$ 716,191,238	36,393,379	$432,049,270

Advisor Class Shares:
Shares sold	232,941,099	$2,653,904,249	423,530,275	$ 4,956,365,495
Shares issued in reinvestment of distributions	43,396,385	493,596,470	97,996,461	1,128,514,511

Shares redeemed	(278,108,863)	(3,168,773,279)	(633,059,421)	(7,365,621,911)

Net increase (decrease)	(1,771,379)	$ (21,272,560)	(111,532,685)	$(1,280,741,905)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $1.3 billion
0.475%	Over $1.3 billion, up to and including $35 billion
0.470%	Over $35 billion, up to and including $50 billion
0.465%	Over $50 billion, up to and including $65 billion
0.460%	Over $65 billion, up to and including $80 billion
0.455%	In excess of $80 billion

For the period ended June 30, 2019, the annualized gross effective investment management fee rate was 0.479% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$110,170

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

3.  Transactions with Affiliates (continued)

d.  Sales Charges/Underwriting Agreements (continued)

CDSC retained	$27,348

Effective March 1, 2019, certain front-end sales charges on Class A and A1 shares, if any, were lowered. Further details are disclosed in the Fund’s Prospectus.

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Fund paid transfer agent fees of $22,318,676, of which $6,817,534 was retained by Investor Services.

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$7,481,574,945	$7,194,753,895	$(7,792,690,963)	$ —	$ —	$6,883,637,877	6,883,637,877	$77,836,289

g.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2020.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2019, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At December 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$89,091,789

Long term	79,697,821

Total capital loss carryforwards	$168,789,610

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $173,136,054.

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$34,218,823,533

Unrealized appreciation	$795,357,782
Unrealized depreciation	(3,738,682,875)

Net unrealized appreciation (depreciation)	$(2,943,325,093)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2019, aggregated $253,182,558 and $2,750,247,230, respectively.

7.  Credit Risk

At June 30, 2019, the Fund had 19.4% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.  Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

9.  Other Derivative Information

At June 30, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on centrally cleared swap contracts	$—		Variation margin on centrally cleared swap contracts	$699,675,129	[a]
Foreign exchange contracts	Investments in securities, at value	143,077,085	[b]	Options written, at value	119,701,392
	Unrealized appreciation on OTC forward exchange contracts	174,140,030		Unrealized depreciation on OTC forward exchange contracts	295,539,516

Totals		$317,217,115			$1,114,916,037

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended June 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$7,414,364		Swap contracts	$(865,946,239)

Foreign exchange contracts	Investments	7,279,446	[a]	Investments	(46,070,368)	[a]

	Written options	(3,130,060)		Written options	30,949,537

	Forward exchange contracts	702,063,759		Forward exchange contracts	(69,914,541)

Value recovery instruments	Investments	89,965,358	[a]	Investments	(74,194,372)	[a]

Totals		$803,592,867			$(1,025,175,983)

aPurchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2019, the average month end notional amount of options and swap contracts, the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:

Options	$4,480,424,391
Swap contracts	$8,967,942,000
Forward exchange contracts	$35,511,660,262
VRI	$155,940,719

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At June 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$174,140,030	$295,539,516
Options purchased	143,077,085	—
Options written	—	119,701,392

Total	$317,217,115	$415,240,908

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At June 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received	Net Amount (Not less than zero)
Counterparty
BNDP	$1,151,249	$(1,151,249)	$—	$—	$—
BOFA	248,512	(248,512)	—	—	—
BZWS	7,830,305	(7,830,305)	—	—	—
CITI	182,095,379	(126,325,000)	(6,261,379)	(49,509,000)	—
DBAB	13,214,759	(13,214,759)	—	—	—
GSCO	7,263,156	(7,263,156)	—	—	—
HSBK	37,639,616	(37,639,616)	—	—	—
JPHQ	66,529,450	(66,529,450)	—	—	—
MSCO	614,977	(614,977)	—	—	—
SCNY	242,408	(242,408)	—	—	—
UBSW	387,304	(387,304)	—	—	—

Total	$317,217,115	$(261,446,736)	$(6,261,379)	$(49,509,000)	$—

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

9.  Other Derivative Information (continued)

At June 30, 2019, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BNDP	$14,810,734	$(1,151,249)	$—	$(12,120,000)	$1,539,485
BOFA	28,460,640	(248,512)	—	(27,140,000)	1,072,128
BZWS	18,839,126	(7,830,305)	—	(11,008,821)	—
CITI	126,325,000	(126,325,000)	—	—	—
DBAB	23,520,908	(13,214,759)	—	(10,306,149)	—
GSCO	35,798,711	(7,263,156)	—	(28,420,000)	115,555
HSBK	57,640,447	(37,639,616)	—	(14,257,000)	5,743,831
JPHQ	85,796,848	(66,529,450)	—	(2,420,000)	16,847,398
MSCO	8,600,297	(614,977)	—	(7,517,000)	468,320
SCNY	10,401,120	(242,408)	—	(10,158,712)	—
UBSW	5,047,077	(387,304)	—	(4,659,773)	—

Total	$415,240,908	$(261,446,736)	$—	$(128,007,455)	$25,786,717

aAt June 30, 2019, the Fund received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 50.

10.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2019, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

11.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$16,646,108,017	$—	$16,646,108,017
Options Purchased	—	143,077,085	—	143,077,085
Short Term Investments	12,406,074,418	2,667,900,676	—	15,073,975,094

Total Investments in Securities	$12,406,074,418	$19,457,085,778	$—	$31,863,160,196
Other Financial Instruments:

Forward Exchange Contracts	$—	$174,140,030	$—	$174,140,030

Liabilities:
Other Financial Instruments:
Options Written	$—	$119,701,392	$—	$119,701,392
Forward Exchange Contracts	—	295,539,516	—	295,539,516
Swap Contracts.	—	699,675,129	—	699,675,129

Total Other Financial Instruments	$—	$1,114,916,037	$—	$1,114,916,037

aFor detailed categories, see the accompanying Statement of Investments.

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FHLB	Federal Home Loan Bank
DBAB	Deutsche Bank AG	EUR	Euro	FRN	Floating Rate Note
GSCO	The Goldman Sachs Group Inc.	GHS	Ghanaian Cedi	LIBOR	London InterBank Offered Rate
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah	VRI	Value Recovery Instrument
JPHQ	JP Morgan Chase & Co.	INR	Indian Rupee
MSCO	Morgan Stanley	JPY	Japanese Yen
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	MXN	Mexican Peso
		PHP	Philippine Peso
		USD	United States Dollar

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Global Bond Fund

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on January 14, 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Class A	$0.0249	$0.6126	$ —

Class C	$0.0249	$0.5610	$ —

Class R	$0.0249	$0.5885	$ —

Class R6	$0.0249	$0.6478	$ —

Advisor Class	$0.0249	$0.6360	$ —

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

TEMPLETON GLOBAL BOND FUND

Shareholder Information

Board Approval of Investment
Management Agreements

TEMPLETON INCOME TRUST

Templeton Global Bond Fund

(Fund)

At an in-person meeting held on May 21, 2019 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization.

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TEMPLETON GLOBAL BOND FUND

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended February 28, 2019. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional international income funds. The Performance Customized Peer Group for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians and in the first quintile (best) of its Performance Universe and Performance Customized Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the medians and in the first (best) and second quintiles of its Performance Universe and Performance Customized Peer Group. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and seven other international income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation

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TEMPLETON GLOBAL BOND FUND

SHAREHOLDER INFORMATION

methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all

factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Templeton Global Bond Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301
© 2019 Franklin Templeton Investments. All rights reserved.		406 S 08/19

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL TOTAL RETURN FUND

A Series of Templeton Income Trust

June 30, 2019

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended June 30, 2019, the global economy generally expanded amid positive economic data in certain regions, healthy corporate earnings, the U.S. Federal Reserve’s (Fed’s) patient monetary policy stance and hopes of a U.S.-China trade deal. The European Central Bank did not change its benchmark interest rate and announced it would not raise rates in the next year due to risks including Brexit and global trade tensions. The Fed left the federal funds rate unchanged at its last four meetings and signaled no increases for 2019. Global markets were pressured by trade tensions between the U.S. and its trading partners and other geopolitical risks. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, rose 5.38% in U.S. dollar terms and 5.06% in local currency terms. The U.S. dollar declined against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Global Total Return Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President,

Chief Investment Officer of Franklin Templeton Fixed Income Group

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Templeton Global Total Return Fund

This semiannual report for Templeton Global Total Return Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or in another currency. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a +3.25% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Bloomberg Barclays Multiverse Index, posted a +5.78% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global financial markets began the six-month period on a positive note, significantly recovering from the heightened volatility in December 2018. Some of the strongest rallies in January were seen across emerging markets, notably in Latin America. Most global currencies initially strengthened against a broadly weaker U.S. dollar before the trends reversed in February, March, April and May. However, weakness in the U.S. dollar returned in June, resulting in positive appreciations for a number of currencies against the

Portfolio Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

***Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).

U.S. dollar over the full six-month period. Additionally, risk assets around the world largely rallied during the period as a whole despite intermittent periods of volatility, with credit spreads broadly tightening across much of the global fixed income markets.

The Federal Open Market Committee (FOMC) shifted its policy stance at its January 2019 meeting, keeping rates unchanged, but removing its prior statement that “some further gradual increases in the target range for the federal funds rate” would be warranted. By March, the U.S. Federal Reserve (Fed) dropped its projected rate hikes for 2019 to zero, from the previous projections for two. In June, the FOMC shifted forward guidance further into dovish territory, notably removing its prior statement on being “patient...on future adjustments” and replacing it with a declaration that it “will act as appropriate to sustain the expansion.” Fed Chair Jay Powell indicated that several FOMC members saw a strengthening case for rate cuts.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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In Europe, the European Central Bank (ECB) kept its policy rate unchanged at its January, March, April and June meetings, but moved increasingly into dovish territory throughout the period. ECB President Mario Draghi indicated the central bank was prepared to “use all the instruments in its toolbox” to support economic conditions and move inflation closer to its 2.0% target, specifically including the possibility for rate cuts and quantitative easing.

Geographic Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Trade tensions between the U.S. and China presented risks to economic continuity and market sentiment during the period. Negotiations appeared to deteriorate throughout May, but not to a point that we believed would trigger an imminent recession or require acute monetary accommodation. The impasse appeared to thaw at the end of June, as President Trump resumed trade talks with Chinese President Xi Jinping at the G20 summit in Osaka, Japan. Our baseline view was for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remained elevated.

Sovereign bond yields around the world declined during the six-month period, with the yield on the 10-year U.S. Treasury (UST) note finishing 0.68% lower at 2.01%, its lowest level since November 2016, and the yield on the 10-year German Bund dropping 0.57% to finish at 0.33%, its lowest level on record. The UST yield curve inverted with the spread between three-month and 10-year USTs reaching a low of -0.25% in early June, its lowest level since 2007. In our view, markets were overvaluing longer-term USTs during the period and overstating the probabilities for a near-term contraction in the U.S. economy. The probability for slower growth in the second half of 2019 increased during the period, but the likelihood for a recession still remained quite low, in our assessment.

On the whole, duration and credit exposures around the world rallied during the period. Additionally, a number of global currencies appreciated against a weakened U.S. dollar, with some notable exceptions including the euro, the Australian dollar, the Argentine peso and the Ghanaian cedi. Overall, long-duration exposures and select currency exposures across global fixed income markets were key drivers of investment returns during the period.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a currency option?

A currency option is a derivative financial instrument that gives the owner the right but not the obligation to exchange money denominated in one currency at a pre-agreed exchange rate on a specified date.

Manager’s Discussion

During the period, we held duration exposures in select local-currency markets, notably including Brazil, Colombia, Ghana, India and Indonesia. We held short-term local-currency bonds in Mexico, Argentina and South Korea. We also continued to hold a net-negative position in the euro, through currency forward contracts, as a macro hedge against a broadly strengthening U.S. dollar and as a directional view on the currency. We expected the euro to weaken based on rate differentials and growth divergence between Europe and the U.S. The ECB has shifted back toward ongoing stimulus with intentions to not raise rates

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above the 0% main refinancing rate through at least the first half of 2020. Our short euro position was also designed to hedge against eurosceptic political risks and unresolved structural risks across Europe. We also continued to hold net-negative positioning in the Australian dollar, also through currency forward contracts, based on the Reserve Bank of Australia’s continued rate accommodation, and as a partial hedge against potential trade risks and tail risks associated with China’s economy. The short Australian dollar position is intended to hedge broad-based beta risk across emerging markets. In May, we closed our net-negative position in the Japanese yen, formerly achieved through currency forward contracts, and transitioned toward a positive exposure to the yen, as our expectations shifted to a positive outlook for yen strength. We continued to hedge our exposures to the Indian rupee and South Korean won but maintained our positions in the local-currency bonds. In credit markets, we continued to see areas of value in some specific sovereign credits. However, we largely preferred the risk-adjusted returns in specific areas of the local-currency bond markets over the more fully valued credit markets. We remained positioned for rising yields by maintaining low overall portfolio duration and holding negative duration exposure to USTs through interest-rate swaps. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions. Interest-rate strategies detracted from absolute results, while overall credit exposures had a largely neutral effect. Among currencies, the Fund’s net-negative positions in the euro and the Japanese yen contributed to absolute results. Exposure to the Mexican peso also contributed to absolute performance, while exposure to the Argentine peso

Currency Composition*

6/30/19

	% of Total Net Assets

Americas	118.0%

U.S. Dollar	86.3%

Mexican Peso	13.0%

Brazilian Real	13.0%

Argentine Peso	3.7%

Colombian Peso	2.0%

Asia Pacific	15.6%

Japanese Yen	18.2%

Indonesian Rupiah	8.3%

Indian Rupee	0.1%

Philippine Peso	0.1%

South Korean Won	0.0%	**

Australian Dollar	-11.1%

Middle East & Africa	2.6%

Ghanaian Cedi	2.6%

South African Rand	0.0%	**

Europe	-36.2%

British Pound Sterling	0.0%	**

Deutsche Mark	0.0%	**

Euro	-36.2%

*Figures represent the net Fund exposure and include certain derivatives held inthe portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

detracted. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to USTs detracted from absolute performance. However, select duration exposures in Asia ex-Japan contributed to absolute results, as did duration exposure in Brazil.

The strategy’s relative underperformance during the period was primarily due to interest-rate strategies and overall credit exposures. Currency positions contributed to relative results. Underweighted duration exposures in the U.S. and Japan detracted from relative performance, as did select underweighted duration exposures in Europe. However, select overweighted duration exposures in Asia ex-Japan contributed to relative performance, as did overweighted duration exposure in Brazil. Underweighted exposure to investment-grade corporate credit detracted. Among currencies, the Fund’s underweighted positions in the euro and the Japanese yen contributed to relative performance. Overweighted exposure to the Mexican peso also

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TEMPLETON GLOBAL TOTAL RETURN FUND

contributed to relative results, while overweighted exposure to the Argentine peso detracted.

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	+3.25%	-0.60%
1-Year	+6.84%	+2.85%
5-Year	+8.58%	+0.89%
10-Year	+77.00%	+5.47%
Advisor
6-Month	+3.37%	+3.37%
1-Year	+7.10%	+7.10%
5-Year	+9.94%	+1.91%
10-Year	+81.51%	+6.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	7

TEMPLETON GLOBAL TOTAL RETURN FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.3565
C	$0.3332
R	$0.3415
R6	$0.3772
Advisor	$0.3712

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	1.09%	1.17%
Advisor	0.84%	0.92%

All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,032.50	$4.89	$1,019.98	$4.86	0.97%
C	$1,000	$1,029.60	$6.89	$1,018.00	$6.85	1.37%
R	$1,000	$1,030.30	$6.14	$1,018.74	$6.11	1.22%
R6	$1,000	$1,034.30	$3.08	$1,021.77	$3.06	0.61%
Advisor	$1,000	$1,033.70	$3.63	$1,021.22	$3.61	0.72%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

TEMPLETON INCOME TRUST

Financial Highlights

Templeton Global Total Return Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.62	$12.04	$12.09	$11.38	$11.63	$13.59	$12.95

Income from investment operations[b]:

Net investment income[c]	0.34	0.67	0.63	0.21	0.58	0.51	0.49

Net realized and unrealized gains (losses)	0.04	(0.47)	(0.28)	0.60	(0.47)	(1.48)	0.74

Total from investment operations	0.38	0.20	0.35	0.81	0.11	(0.97)	1.23

Less distributions from:

Net investment income and net foreign currency gains	(0.36)	(0.62)	(0.16)	—	(0.13)	(0.96)	(0.59)

Net realized gains	—	—	—	—	—	(0.03)	—

Tax return of capital	—	—	(0.24)	(0.10)	(0.23)	—	—

Total distributions	(0.36)	(0.62)	(0.40)	(0.10)	(0.36)	(0.99)	(0.59)

Net asset value, end of period	$11.64	$11.62	$12.04	$12.09	$11.38	$11.63	$13.59

Total return[d]	3.25%	1.69%	2.83%	7.08%	1.08%	(7.40)%	9.56%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.07%	1.09%	1.07%	1.10%	1.07%	1.04%	1.03%

Expenses net of waiver and payments by affiliates	0.97%	1.01%	1.02%	1.09%	1.06%	1.02%	1.01%

Expenses net of waiver and payments by affiliates and expense reduction	0.97% [f]	1.01% [f]	1.02% [f]	1.07%	1.06% [f]	1.02% [f]	1.01% [f]

Net investment income	5.87%	5.62%	5.15%	5.22%	5.14%	4.05%	3.66%

Supplemental data

Net assets, end of period (000’s)	$850,827	$811,990	$921,181	$1,197,319	$1,227,550	$1,632,114	$2,115,198

Portfolio turnover rate	5.61%	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.61	$12.02	$12.07	$11.38	$11.61	$13.58	$12.94

Income from investment operations[b]:

Net investment income[c]	0.32	0.62	0.58	0.19	0.54	0.46	0.44

Net realized and unrealized gains (losses)	0.02	(0.46)	(0.28)	0.59	(0.46)	(1.49)	0.73

Total from investment operations	0.34	0.16	0.30	0.78	0.08	(1.03)	1.17

Less distributions from:

Net investment income and net foreign currency gains	(0.33)	(0.57)	(0.14)	—	(0.12)	(0.91)	(0.53)

Net realized gains	—	—	—	—	—	(0.03)	—

Tax return of capital	—	—	(0.21)	(0.09)	(0.19)	—	—

Total distributions	(0.33)	(0.57)	(0.35)	(0.09)	(0.31)	(0.94)	(0.53)

Net asset value, end of period	$11.62	$11.61	$12.02	$12.07	$11.38	$11.61	$13.58

Total return[d]	2.96%	1.37%	2.43%	6.85%	0.76%	(7.85)%	9.22%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.47%	1.49%	1.47%	1.50%	1.47%	1.44%	1.43%

Expenses net of waiver and payments by affiliates	1.37%	1.41%	1.42%	1.49%	1.46%	1.42%	1.41%

Expenses net of waiver and payments by affiliates and expense reduction	1.37% [f]	1.41% [f]	1.42% [f]	1.47%	1.46% [f]	1.42% [f]	1.41% [f]

Net investment income	5.47%	5.22%	4.75%	4.82%	4.74%	3.65%	3.26%

Supplemental data

Net assets, end of period (000’s)	$297,271	$310,561	$398,445	$481,915	$517,428	$708,010	$904,521

Portfolio turnover rate	5.61%	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.63	$12.04	$12.09	$11.40	$11.63	$13.60	$12.96

Income from investment operations[b]:

Net investment income[c]	0.33	0.64	0.60	0.19	0.56	0.48	0.46

Net realized and unrealized gains (losses)	0.02	(0.46)	(0.28)	0.59	(0.46)	(1.49)	0.73

Total from investment operations	0.35	0.18	0.32	0.78	0.10	(1.01)	1.19

Less distributions from:

Net investment income and net foreign currency gains	(0.34)	(0.59)	(0.15)	—	(0.12)	(0.93)	(0.55)

Net realized gains	—	—	—	—	—	(0.03)	—

Tax return of capital	—	—	(0.22)	(0.09)	(0.21)	—	—

Total distributions	(0.34)	(0.59)	(0.37)	(0.09)	(0.33)	(0.96)	(0.55)

Net asset value, end of period	$11.64	$11.63	$12.04	$12.09	$11.40	$11.63	$13.60

Total return[d]	3.03%	1.52%	2.58%	6.89%	0.91%	(7.70)%	9.36%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.32%	1.34%	1.32%	1.35%	1.32%	1.29%	1.28%

Expenses net of waiver and payments by affiliates	1.22%	1.26%	1.27%	1.34%	1.31%	1.27%	1.26%

Expenses net of waiver and payments by affiliates and expense reduction	1.22% [f]	1.26% [f]	1.27% [f]	1.32%	1.31% [f]	1.27% [f]	1.26% [f]

Net investment income	5.62%	5.37%	4.90%	4.97%	4.89%	3.80%	3.41%

Supplemental data

Net assets, end of period (000’s)	$8,010	$7,957	$8,788	$9,782	$9,692	$9,809	$8,090

Portfolio turnover rate	5.61%	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.63	$12.05	$12.10	$11.41	$11.64	$13.61	$12.97

Income from investment operations[b]:

Net investment income[c]	0.36	0.71	0.68	0.22	0.64	0.56	0.54

Net realized and unrealized gains (losses)	0.04	(0.47)	(0.29)	0.59	(0.47)	(1.49)	0.74

Total from investment operations	0.40	0.24	0.39	0.81	0.17	(0.93)	1.28

Less distributions from:

Net investment income and net foreign currency gains	(0.38)	(0.66)	(0.17)	—	(0.15)	(1.01)	(0.64)

Net realized gains	—	—	—	—	—	(0.03)	—

Tax return of capital	—	—	(0.27)	(0.12)	(0.25)	—	—

Total distributions	(0.38)	(0.66)	(0.44)	(0.12)	(0.40)	(1.04)	(0.64)

Net asset value, end of period	$11.65	$11.63	$12.05	$12.10	$11.41	$11.64	$13.61

Total return[d]	3.43%	2.06%	3.22%	7.21%	1.47%	(7.12)%	10.02%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.72%	0.73%	0.69%	0.72%	0.69%	0.68%	0.68%

Expenses net of waiver and payments by affiliates	0.61%	0.65%	0.64%	0.71%	0.68%	0.66%	0.66%

Expenses net of waiver and payments by affiliates and expense reduction	0.61% [f]	0.65% [f]	0.64% [f]	0.69%	0.68% [f]	0.66% [f]	0.66% [f]

Net investment income	6.23%	5.98%	5.53%	5.60%	5.52%	4.41%	4.01%

Supplemental data

Net assets, end of period (000’s)	$1,030,577	$986,689	$1,058,884	$904,147	$882,402	$1,220,888	$1,038,236

Portfolio turnover rate	5.61%	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.64	$12.05	$12.10	$11.41	$11.64	$13.61	$12.97

Income from investment operations[b]:

Net investment income[c]	0.36	0.70	0.66	0.21	0.61	0.55	0.53

Net realized and unrealized gains (losses)	0.03	(0.46)	(0.28)	0.59	(0.45)	(1.49)	0.73

Total from investment operations	0.39	0.24	0.38	0.80	0.16	(0.94)	1.26

Less distributions from:

Net investment income and net foreign currency gains	(0.37)	(0.65)	(0.17)	—	(0.14)	(1.00)	(0.62)

Net realized gains	—	—	—	—	—	(0.03)	—

Tax return of capital	—	—	(0.26)	(0.11)	(0.25)	—	—

Total distributions	(0.37)	(0.65)	(0.43)	(0.11)	(0.39)	(1.03)	(0.62)

Net asset value, end of period	$11.66	$11.64	$12.05	$12.10	$11.41	$11.64	$13.61

Total return[d]	3.37%	2.03%	3.08%	7.06%	1.42%	(7.23)%	9.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.82%	0.84%	0.82%	0.85%	0.82%	0.79%	0.78%

Expenses net of waiver and payments by affiliates	0.72%	0.76%	0.77%	0.84%	0.81%	0.77%	0.76%

Expenses net of waiver and payments by affiliates and expense reduction	0.72% [f]	0.76% [f]	0.77%[f]	0.82%	0.81% [f]	0.77% [f]	0.76% [f]

Net investment income	6.12%	5.87%	5.40%	5.47%	5.39%	4.30%	3.91%

Supplemental data

Net assets, end of period (000’s)	$3,353,170	$2,992,808	$3,117,593	$2,729,232	$2,497,162	$3,857,408	$5,017,585

Portfolio turnover rate	5.61%	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%
aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, June 30, 2019 (unaudited)

Templeton Global Total Return Fund

		Shares/ Warrants			Value

	Common Stocks and Other Equity Interests 0.0%†
	South Africa 0.0%†
a,b,c	Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
a,b,c	Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
a,b,c	Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
a,b,c	K2016470219 South Africa Ltd., A	434,200,485			308,200
a,b,c	K2016470219 South Africa Ltd., B	50,014,925			35,501

	Total Common Stocks and Other Equity Interests (Cost $6,159,719)				343,701

		Principal Amount*
	Foreign Government and Agency Securities 47.2%
	Argentina 2.6%
	Argentina Treasury Bill,
	Strip, 4/30/20	1,246,413,000		ARS	33,349,881
	Strip, 7/31/20	79,513,000		ARS	1,812,515
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	1,518,433,000		ARS	24,288,514
	16.00%, 10/17/23	1,462,549,400		ARS	24,774,914
	senior note, 15.50%, 10/17/26	2,527,300,600		ARS	41,640,272
	Government of Argentina,
	[d] FRN, 68.466%, (ARPP7DRR), 6/21/20	19,260,000		ARS	441,883
	[d] FRN, 52.006%, (ARS Badlar + 2.00%), 4/03/22	9,178,000		ARS	185,610
	[e] Index Linked, 4.00%, 3/06/20	7,260,000		ARS	234,281
	senior note, 4.50%, 2/13/20	18,373,000			15,892,645

					142,620,515

	Bosnia and Herzegovina 0.0%†
	[d,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	72,917		DEM	38,251

	Brazil 12.3%
	Letra Tesouro Nacional,
	Strip, 7/01/19	471,390	[g]	BRL	122,599,771
	Strip, 7/01/20	128,850	[g]	BRL	31,667,603
	Strip, 7/01/21	510	[g]	BRL	117,891
	Nota do Tesouro Nacional, 10.00%, 1/01/21	207,870	[g]	BRL	57,073,293
	10.00%, 1/01/23	373,872	[g]	BRL	106,990,563
	10.00%, 1/01/25	669,104	[g]	BRL	196,552,781
	10.00%, 1/01/27	554,610	[g]	BRL	165,650,320

					680,652,222

	Colombia 2.0%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	12,635,000,000		COP	4,115,518
	senior bond, 4.375%, 3/21/23	1,916,000,000		COP	579,374
	senior bond, 9.85%, 6/28/27	3,053,000,000		COP	1,199,074

franklintempleton.com	Semiannual Report	15

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 7.00%, 6/30/32	11,774,000,000	COP	$3,885,255
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	6,351,638
senior bond, B, 7.00%, 5/04/22	30,519,000,000	COP	10,021,735
senior bond, B, 10.00%, 7/24/24	59,139,000,000	COP	22,282,682
senior bond, B, 7.50%, 8/26/26	176,576,000,000	COP	60,891,245

			109,326,521

Ghana 2.5%
Ghana Treasury Note,
17.24%, 11/11/19	2,000,000	GHS	367,389
17.18%, 1/06/20	4,880,000	GHS	894,231
16.50%, 2/17/20	11,380,000	GHS	2,070,762
16.50%, 3/16/20	2,870,000	GHS	521,034
Government of Ghana,
21.00%, 3/23/20	3,716,000	GHS	694,245
24.75%, 3/01/21	990,000	GHS	196,106
24.50%, 6/21/21	50,930,000	GHS	10,171,462
24.75%, 7/19/21	45,750,000	GHS	9,192,001
19.50%, 10/18/21	71,467,000	GHS	13,159,733
18.75%, 1/24/22	51,790,000	GHS	9,402,508
17.60%, 11/28/22	1,250,000	GHS	223,833
16.50%, 2/06/23	5,210,000	GHS	886,669
19.75%, 3/25/24	50,640,000	GHS	9,457,342
19.00%, 11/02/26	166,050,000	GHS	30,090,829
senior bond, 19.75%, 3/15/32	152,324,000	GHS	27,756,210
senior note, 21.50%, 3/09/20	380,000	GHS	71,430
senior note, 18.25%, 9/21/20	14,680,000	GHS	2,686,562
senior note, 24.00%, 11/23/20	94,380,000	GHS	18,359,343
senior note, 16.50%, 3/22/21	480,000	GHS	85,006
senior note, 18.25%, 7/25/22	22,820,000	GHS	4,092,429

			140,379,124

India 8.5%
Government of India, senior bond, 8.20%, 2/15/22	1,582,000,000	INR	23,885,102
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,013,372
senior bond, 8.08%, 8/02/22	3,850,000,000	INR	58,196,142
senior bond, 8.13%, 9/21/22	805,000,000	INR	12,213,700
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	37,401,054
senior note, 8.27%, 6/09/20	878,000,000	INR	12,979,056
senior note, 7.80%, 4/11/21	4,542,700,000	INR	67,512,955
senior note, 8.79%, 11/08/21	2,781,000,000	INR	42,377,277
senior note, 8.15%, 6/11/22	625,000,000	INR	9,462,835
senior note, 6.84%, 12/19/22	631,000,000	INR	9,223,765
senior note, 7.16%, 5/20/23	2,481,400,000	INR	36,511,309
senior note, 8.83%, 11/25/23	2,786,900,000	INR	43,623,170
senior note, 7.68%, 12/15/23	4,344,000,000	INR	65,479,421

16	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 6.79%, 5/15/27	3,180,500,000		INR	$45,533,329

				472,412,487

Indonesia 7.0%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	34,970,000,000		IDR	2,755,769
senior bond, FR35, 12.90%, 6/15/22	95,624,000,000		IDR	7,860,427
senior bond, FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,377,831
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,709,226
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	9,296,820
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,743,053
senior bond, FR43, 10.25%, 7/15/22	3,593,000,000		IDR	278,322
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,259,846
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	50,230,672
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,719,261
senior bond, FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,340,638
senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000		IDR	78,283,801
senior bond, FR56, 8.375%, 9/15/26	624,244,000,000		IDR	46,987,845
senior bond, FR59, 7.00%, 5/15/27	455,512,000,000		IDR	31,812,502
senior bond, FR61, 7.00%, 5/15/22	167,591,000,000		IDR	11,951,132
senior bond, FR63, 5.625%, 5/15/23	120,764,000,000		IDR	8,233,581
senior bond, FR64, 6.125%, 5/15/28	18,838,000,000		IDR	1,234,087
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	76,776,281
senior bond, FR71, 9.00%, 3/15/29	624,606,000,000		IDR	48,925,076

				386,776,170

Kenya 0.4%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			20,836,723

Mexico 9.6%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	9,077,230	[i]	MXN	47,360,519
senior bond, M, 6.50%, 6/10/21	34,131,210	[i]	MXN	174,511,916
senior bond, M, 6.50%, 6/09/22	12,295,300	[i]	MXN	62,482,973
senior bond, M, 8.00%, 12/07/23	122,000	[i]	MXN	649,531
senior note, M, 5.00%, 12/11/19	34,266,500	[i]	MXN	176,031,588
senior note, M, 7.25%, 12/09/21	13,517,400	[i]	MXN	70,129,092
[j] Mexican Udibonos, Index Linked, 2.50%, 12/10/20	535,001	[k]	MXN	2,752,999

				533,918,618

Philippines 0.1%
Government of the Philippines, senior note, 3.375%, 8/20/20	215,350,000		PHP	4,149,702

franklintempleton.com	Semiannual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

		Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea 2.2%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19		117,660,000,000	KRW	$101,913,586
Korea Treasury Bond, senior note, 1.25%, 12/10/19		24,100,000,000	KRW	20,808,793

				122,722,379

Total Foreign Government and Agency Securities (Cost $2,845,698,493)				2,613,832,712

Quasi-Sovereign and Corporate Bonds 0.0%†
South Africa 0.0%†
[c,l] K2016470219 South Africa Ltd.,
[b] senior secured note, 144A, PIK, 3.00%, 12/31/22		34,412,118		43,015
senior secured note, 144A, PIK, 8.00%, 12/31/22		11,482,386	EUR	130,538
[c,l] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		9,464,113		283,923

Total Quasi-Sovereign and Corporate Bonds (Cost $43,055,598)				457,476

		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust		2,500,000		—

	Number of Contracts	Notional Amount*
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options 0.3%
AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	4,977,000	AUD	7,106
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	22,122,000	AUD	34,473
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	24,334,000	AUD	21,573
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	88,487,000	AUD	95,654
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	16,591,000	AUD	51,976
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	27,652,000	AUD	63,511
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	34,842,000	AUD	89,342
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	22,122,000	AUD	47,114
USD/MXN, Counterparty CITI, November Strike Price 20.00 MXN, Expires 11/07/19	1	21,690,000		388,490
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	67,094,000		1,017,011
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	121,462,000		4,452,190
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	72,299,000		2,179,887
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	81,555,000		2,548,186
USD/MXN, Counterparty JPHQ, October Strike Price 20.25 MXN, Expires 10/17/19	1	61,323,000		708,097
USD/MXN, Counterparty JPHQ, October Strike Price 21.92 MXN, Expires 10/17/19	1	30,661,000		92,964

18	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	40,777,000		$707,236
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	40,778,000		707,254
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	40,778,000		143,620
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	15,331,000		338,754
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	46,603,000		1,405,360

				15,099,798

Puts - Over-the-Counter
Currency Options 0.1%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	17,697,000	AUD	135,019
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	11,061,000	AUD	101,091
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	81,850,000	AUD	1,407,867
AUD/JPY, Counterparty CITI, May Strike Price 75.50 JPY, Expires 5/06/20	1	33,183,000	AUD	627,322
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	44,244,000	AUD	180,659
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	44,244,000	AUD	622,446
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	8,296,000	AUD	76,962
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	4,977,000	AUD	62,270
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	20,739,000	AUD	409,888
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	14,932,000	AUD	344,643
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	73,740,000	AUD	325,271
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	36,870,000	AUD	282,904
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	92,912,000	AUD	242,943
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	46,088,000	AUD	324,938
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	36,869,000	AUD	199,484
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	44,243,000	AUD	181,556
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	22,122,000	AUD	161,543
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	128,000	AUD	364
USD/MXN, Counterparty CITI, October Strike Price 18.25 MXN, Expires 10/08/19	1	33,547,000		83,666
USD/MXN, Counterparty CITI, November Strike Price 18.28 MXN, Expires 11/07/19	1	21,690,000		75,156
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	20,389,000		168,128
USD/MXN, Counterparty JPHQ, December Strike Price 18.85 MXN, Expires 12/03/19	1	30,661,000		301,766

franklintempleton.com	Semiannual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Number of Contracts	Notional Amount*			Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, December Strike Price 20.34 MXN, Expires 12/03/19	1	30,661,000			$1,510,759

					7,826,645

Total Options Purchased (Cost $30,302,458)					22,926,443

Total Investments before Short Term Investments (Cost $2,925,216,268)					2,637,560,332

		Principal Amount	*
Short Term Investments 47.4%

Foreign Government and Agency Securities 6.6%
Argentina 1.4%
[m] Argentina Treasury Bill, 7/19/19 - 2/28/20.		2,623,061,467		ARS	77,907,216

Mexico 3.4%
[m] Mexico Treasury Bill,
7/04/19		253,710,570	[n]	MXN	131,902,705
7/18/19 - 2/27/20		112,951,440	[n]	MXN	56,533,701

					188,436,406

South Korea 1.8%
Korea Monetary Stabilization Bond,
senior note, 1.80%, 9/09/19		46,680,000,000		KRW	40,366,133
senior note, 1.85%, 10/02/19		67,440,000,000		KRW	58,335,189

					98,701,322

Total Foreign Government and Agency Securities (Cost $378,087,079)					365,044,944

U.S. Government and Agency Securities 13.8%
United States 13.8%
[m] U.S. Treasury Bill,
9/05/19		320,926,000			319,700,583
9/12/19		142,000,000			141,406,762
10/24/19		85,200,000			84,661,745
11/07/19		70,900,000			70,379,815
7/18/19 - 12/05/19		148,061,000			147,188,469

Total U.S. Government and Agency Securities (Cost $762,695,321)					763,337,374

Total Investments before Money Market Funds (Cost $4,065,998,668)					3,765,942,650

20	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

		Shares		Value
Short Term Investments (continued)
Money Market Funds (Cost $1,497,446,474) 27.0%
United States 27.0%
[o,p] Institutional Fiduciary Trust Money Market Portfolio, 2.05%		1,497,446,474		$1,497,446,474

Total Investments (Cost $5,563,445,142) 95.0%				5,263,389,124
Options Written (0.3)%				(19,185,149)
Other Assets, less Liabilities 5.3%				295,650,439

Net Assets 100.0%				$5,539,854,414

	Number of Contracts	Notional Amount*
[q] Options Written (0.3)%
Calls - Over-the-Counter
Currency Options (0.2)%
AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	53,092,000	AUD	(86,424)
AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	22,122,000	AUD	(30,125)
AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	44,244,000	AUD	(49,847)
AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	16,591,000	AUD	(126,080)
AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	9,955,000	AUD	(57,063)
AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	14,932,000	AUD	(56,359)
AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	16,591,000	AUD	(46,712)
AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	35,395,000	AUD	(237,573)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	22,122,000	AUD	(129,756)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	88,487,000	AUD	(825,550)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	27,652,000	AUD	(374,600)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	34,842,000	AUD	(519,572)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	22,122,000	AUD	(395,264)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	44,244,000	AUD	(127,955)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	55,304,000	AUD	(226,014)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	69,684,000	AUD	(325,429)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	36,870,000	AUD	(275,735)
AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	128,000	AUD	(667)
USD/MXN, Counterparty CITI, December Strike Price 21.90 MXN, Expires 12/05/19	1	67,094,000		(389,078)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	40,487,000		(2,347,072)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	40,487,000		(596,252)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	28,920,000		(1,476,944)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	28,920,000		(262,767)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	40,778,000		(542,796)

franklintempleton.com	Semiannual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Number of Contracts	Notional Amount*	Value
[q] Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	30,661,000	$ (987,162)
USD/MXN, Counterparty JPHQ, October Strike Price 22.48 MXN, Expires 10/17/19	1	30,661,000	(64,450)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	81,556,000	(702,605)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	23,301,000	(219,612)

			(11,479,463)

Puts - Over-the-Counter
Currency Options (0.1)%
USD/MXN, Counterparty CITI, October Strike Price 18.66 MXN, Expires 10/08/19	1	33,547,000	(181,858)
USD/MXN, Counterparty CITI, October Strike Price 19.60 MXN, Expires 10/08/19	1	25,160,000	(276,408)
USD/MXN, Counterparty CITI, November Strike Price 18.74 MXN, Expires 11/07/19	1	43,379,000	(319,920)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	40,487,000	(1,052,055)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	14,460,000	(420,077)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	61,166,000	(1,225,339)
USD/MXN, Counterparty JPHQ, October Strike Price 19.18 MXN, Expires 10/17/19	1	30,661,000	(415,426)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	23,301,000	(474,385)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	40,778,000	(742,608)
USD/MXN, Counterparty JPHQ, December Strike Price 20.10 MXN, Expires 12/03/19	1	61,322,000	(2,300,066)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	15,331,000	(297,544)

			(7,705,686)

Total Options Written (Premiums received $24,135,889)			(19,185,149)

22	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dThe coupon rate shown represents the rate at period end.

eRedemption price at maturity and coupon payment are adjusted for inflation. See Note 1(f).

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the value of this security was $38,251, representing less than 0.1% of net assets.

gPrincipal amount is stated in 1,000 Brazilian Real Units.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the value of this security was $20,836,722, representing 0.4% of net assets.

iPrincipal amount is stated in 100 Mexican Peso Units.

jPrincipal amount of security is adjusted for inflation. See Note 1(f).

kPrincipal amount is stated in 100 Unidad de Inversion Units.

lIncome may be received in additional securities and/or cash.

mThe security was issued on a discount basis with no stated coupon rate.

nPrincipal amount is stated in 10 Mexican Peso Units.

oSee Note 3(f) regarding investments in affiliated management investment companies.

pThe rate shown is the annualized seven-day effective yield at period end.

qSee Note 1(c) regarding written options.

At June 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Argentine Peso	BNDP	Buy	1,131,182,296	23,191,846		7/01/19	$3,306,369	$—
Argentine Peso	BNDP	Sell	1,131,182,296	26,404,815		7/01/19	—	(93,399)
Argentine Peso	GSCO	Buy	570,964,935	11,523,006		7/02/19	1,830,192	—
Argentine Peso	GSCO	Sell	570,964,935	13,449,881		7/02/19	96,683	—
Indian Rupee	BNDP	Sell	1,454,981,800	20,776,698		7/05/19	—	(305,666)
Indian Rupee	HSBK	Buy	1,241,853,000	18,018,761		7/05/19	—	(24,586)
Indian Rupee	HSBK	Sell	1,241,853,000	17,817,116		7/05/19	—	(177,059)
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	102,071,732	AUD	7/10/19	2,953,049	—
South Korean Won	HSBK	Sell	30,244,276,000	26,686,440		7/10/19	535,877	—
Indian Rupee	HSBK	Sell	3,206,624,325	45,505,956		7/11/19	—	(920,322)
Japanese Yen	BNDP	Buy	91,664,560	840,697		7/11/19	10,349	—
Japanese Yen	BNDP	Sell	91,664,560	830,841		7/11/19	—	(20,205)
Japanese Yen	DBAB	Buy	95,091,000	871,698		7/11/19	11,160	—
Japanese Yen	DBAB	Sell	95,091,000	861,968		7/11/19	—	(20,890)
Australian Dollar	JPHQ	Sell	62,145,500	44,461,376		7/15/19	811,591	—
Indian Rupee	CITI	Sell	2,137,791,000	30,269,820		7/15/19	—	(665,211)
Mexican Peso	CITI	Buy	1,066,325,900	46,095,982	EUR	7/15/19	2,886,939	—
Mexican Peso	CITI	Sell	1,066,325,900	47,497,587	EUR	7/15/19	—	(1,291,196)
Japanese Yen	CITI	Buy	3,109,914,124	28,525,486		7/16/19	359,575	—
Japanese Yen	CITI	Sell	3,109,914,124	28,126,683		7/16/19	—	(758,378)
Japanese Yen	DBAB	Buy	10,229,970,000	93,019,684		7/17/19	2,004,458	—
Japanese Yen	DBAB	Sell	10,229,970,000	91,963,053		7/17/19	—	(3,061,089)

franklintempleton.com	Semiannual Report	23

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	GSCO	Buy	998,324,506	9,073,285		7/17/19	$199,951	$—
Japanese Yen	GSCO	Sell	998,324,506	8,973,703		7/17/19	—	(299,533)
Japanese Yen	HSBK	Buy	495,720,000	4,520,568		7/17/19	84,076	—
Japanese Yen	HSBK	Sell	495,720,000	4,457,934		7/17/19	—	(146,710)
Japanese Yen	MSCO	Buy	13,000,000	119,310		7/17/19	1,445	—
Japanese Yen	MSCO	Sell	13,000,000	116,909		7/17/19	—	(3,846)
Japanese Yen	CITI	Buy	3,978,651,513	36,190,649		7/18/19	769,202	—
Japanese Yen	CITI	Sell	3,978,651,513	35,779,272		7/18/19	—	(1,180,578)
Japanese Yen	HSBK	Buy	5,143,285,000	46,700,374		7/18/19	1,078,388	—
Japanese Yen	HSBK	Sell	5,143,285,000	46,252,688		7/18/19	—	(1,526,074)
Japanese Yen	JPHQ	Buy	5,235,455,000	47,587,453		7/18/19	1,047,526	—
Japanese Yen	JPHQ	Sell	5,235,455,000	47,086,596		7/18/19	—	(1,548,383)
Mexican Peso	JPHQ	Buy	138,330,710	6,122,155	EUR	7/18/19	207,098	—
Mexican Peso	JPHQ	Sell	138,330,710	6,146,640	EUR	7/18/19	—	(179,215)
Japanese Yen	JPHQ	Buy	1,950,353,000	17,729,009		7/19/19	390,326	—
Japanese Yen	JPHQ	Sell	1,950,353,000	17,541,780		7/19/19	—	(577,554)
South Korean Won	HSBK	Sell	41,035,875,625	36,264,869		7/19/19	774,290	—
Euro	CITI	Sell	43,507,777	49,751,143		7/22/19	187,239	—
Indian Rupee	HSBK	Sell	2,631,137,000	36,583,338		7/22/19	—	(1,455,364)
Indian Rupee	JPHQ	Sell	1,869,960,000	26,370,893		7/22/19	—	(663,371)
Japanese Yen	HSBK	Buy	1,435,854,500	13,041,367		7/22/19	301,329	—
Japanese Yen	HSBK	Sell	1,435,854,500	12,912,361		7/22/19	—	(430,336)
Mexican Peso	CITI	Buy	387,026,670	17,091,428	EUR	7/22/19	601,775	—
Mexican Peso	CITI	Sell	387,026,670	17,261,947	EUR	7/22/19	—	(407,520)
Euro	CITI	Sell	34,993,350	40,019,095		7/23/19	151,367	—
Euro	DBAB	Sell	15,171,012	17,280,086		7/23/19	—	(4,163)
South Korean Won	HSBK	Sell	13,196,124,375	11,838,274		7/24/19	423,751	—
Japanese Yen	JPHQ	Buy	261,100,250	2,374,527		7/25/19	52,333	—
Japanese Yen	JPHQ	Sell	261,100,250	2,349,968		7/25/19	—	(76,891)
South Korean Won	HSBK	Sell	5,990,000,000	5,030,232		7/29/19	—	(151,765)
Brazilian Real	HSBK	Buy	91,050,000	24,106,434		7/31/19	—	(489,840)
Euro	BZWS	Sell	10,073,051	11,314,253		7/31/19	—	(169,587)
Japanese Yen	BZWS	Buy	1,206,055,080	10,995,825		7/31/19	219,280	—
Japanese Yen	BZWS	Sell	1,206,055,080	10,865,753		7/31/19	—	(349,352)
Japanese Yen	DBAB	Buy	4,340,097,834	39,819,311		7/31/19	539,253	—
Japanese Yen	DBAB	Sell	4,340,097,834	39,103,856		7/31/19	—	(1,254,708)
Japanese Yen	GSCO	Buy	183,530,000	1,669,821		7/31/19	36,824	—
Japanese Yen	GSCO	Sell	183,530,000	1,653,617		7/31/19	—	(53,028)
Euro	JPHQ	Sell	17,420,515	19,733,785		8/13/19	—	(147,073)
Indian Rupee	HSBK	Sell	3,090,987,000	44,250,368		8/14/19	—	(295,196)
South Korean Won	DBAB	Sell	28,680,000,000	24,233,207		8/16/19	—	(587,754)
Indian Rupee	CITI	Sell	4,067,114,000	57,967,009		8/19/19	—	(605,149)
South Korean Won	HSBK	Sell	60,173,000,000	53,855,724		8/19/19	1,775,924	—
Indian Rupee	JPHQ	Sell	1,425,342,000	20,008,029		8/20/19	—	(516,042)
Euro	JPHQ	Sell	71,296,627	80,176,979		8/21/19	—	(1,240,767)
Euro	SCNY	Sell	4,214,000	4,743,826		8/21/19	—	(68,384)

24	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	140,321,000	1,988,254		9/03/19	$—	$(28,490)
Euro	DBAB	Sell	18,590,300	20,904,792		9/04/19	—	(347,056)
Euro	CITI	Sell	27,520,080	31,599,106		9/06/19	134,427	—
Indian Rupee	BNDP	Sell	1,467,128,200	20,735,915		9/06/19	—	(341,999)
Indian Rupee	HSBK	Sell	1,236,405,000	17,526,472		9/06/19	—	(236,691)
Japanese Yen	HSBK	Buy	3,118,896,720	29,016,610		9/06/19	63,425	—
Japanese Yen	JPHQ	Buy	2,679,572,740	24,955,755		9/06/19	28,101	—
Mexican Peso	CITI	Buy	356,475,500	14,257,309	EUR	9/06/19	2,040,830	—
Mexican Peso	CITI	Sell	356,475,500	15,723,695	EUR	9/06/19	—	(364,259)
South Korean Won	DBAB	Sell	28,685,000,000	24,346,461		9/10/19	—	(496,278)
Indian Rupee	HSBK	Sell	2,019,473,124	28,565,996		9/11/19	—	(428,592)
Australian Dollar	JPHQ	Sell	35,640,000	2,681,514,284	JPY	9/12/19	—	(63,678)
Indian Rupee	BNDP	Sell	612,350,000	8,745,483		9/12/19	—	(45,197)
Indian Rupee	JPHQ	Sell	1,112,237,000	15,847,997		9/13/19	—	(116,821)
Indian Rupee	CITI	Sell	1,631,144,000	23,240,635		9/16/19	—	(163,396)
Indian Rupee	HSBK	Sell	1,013,325,875	14,430,730		9/16/19	—	(108,704)
Indian Rupee	JPHQ	Sell	2,114,031,300	30,016,063		9/18/19	—	(308,716)
South Korean Won	CITI	Sell	22,784,500,000	20,244,431		9/20/19	505,286	—
Euro	GSCO	Sell	54,165,278	62,461,774		9/23/19	455,865	—
Euro	JPHQ	Sell	35,180,422	39,946,314		9/25/19	—	(332,488)
Australian Dollar	CITI	Sell	18,400,000	13,062,344		9/30/19	110,662	—
Euro	BZWS	Sell	5,036,526	5,778,884		9/30/19	10,255	—
Euro	SCNY	Sell	1,153,718	1,317,696		9/30/19	—	(3,725)
Brazilian Real	CITI	Buy	53,617,000	11,717,514	EUR	10/02/19	402,299	—
Indian Rupee	HSBK	Sell	1,241,853,000	17,795,414		10/03/19	15,655	—
Euro	GSCO	Sell	4,499,800	5,119,152		10/04/19	—	(36,328)
Australian Dollar	CITI	Sell	13,912,200	9,932,754		10/08/19	138,240	—
Euro	BOFA	Sell	8,748,171	9,960,930		10/08/19	—	(65,069)
Euro	DBAB	Sell	30,383,715	34,599,456		10/08/19	—	(222,348)
Euro	GSCO	Sell	24,160,708	27,509,382		10/08/19	—	(180,432)
Euro	UBSW	Sell	28,979,798	33,008,134		10/09/19	—	(207,255)
Euro	CITI	Sell	41,610,395	47,614,775		10/10/19	—	(80,950)
Australian Dollar	JPHQ	Sell	49,900,000	35,812,731		10/11/19	679,575	—
Euro	JPHQ	Sell	30,695,490	35,155,852		10/11/19	—	(31,437)
Australian Dollar	CITI	Sell	44,476,193	31,874,308		10/15/19	557,060	—
Australian Dollar	JPHQ	Sell	62,145,500	44,543,719		10/15/19	784,892	—
Euro	BOFA	Sell	1,737,194	1,987,871		10/15/19	—	(4,151)
Euro	DBAB	Sell	26,139,540	29,881,414		10/15/19	—	(92,514)
Euro	GSCO	Sell	11,097,345	12,687,484		10/15/19	—	(37,723)
Euro	BOFA	Sell	6,976,140	8,018,375		10/16/19	18,291	—
Euro	SCNY	Sell	1,757,000	2,018,073		10/17/19	3,028	—
South Korean Won	HSBK	Sell	21,782,000,000	19,344,583		10/17/19	457,009	—
Japanese Yen	HSBK	Buy	7,722,978,700	71,993,813		10/21/19	257,319	—
Japanese Yen	JPHQ	Buy	4,865,707,780	45,323,524		10/21/19	196,853	—
Euro	GSCO	Sell	54,178,489	62,161,689		10/23/19	—	(2,714)
Euro	UBSW	Sell	82,327,765	94,576,490		10/23/19	113,604	—

franklintempleton.com	Semiannual Report	25

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	15,547,058	17,748,522	10/24/19	$—	$(91,557)
Euro	UBSW	Sell	13,130,824	15,079,372	10/24/19	11,896	—
Euro	DBAB	Sell	7,802,951	8,882,567	10/25/19	—	(71,927)
Euro	BOFA	Sell	23,608,256	26,713,923	10/29/19	—	(386,793)
Euro	GSCO	Sell	12,212,381	13,819,531	10/29/19	—	(199,475)
Euro	JPHQ	Sell	2,285,000	2,584,975	10/29/19	—	(38,054)
Euro	SCNY	Sell	1,131,282	1,280,159	10/29/19	—	(18,477)
Euro	DBAB	Sell	6,633,762	7,509,419	10/30/19	—	(106,292)
Euro	BOFA	Sell	23,608,257	26,694,564	10/31/19	—	(410,355)
Euro	GSCO	Sell	5,717,100	6,462,410	10/31/19	—	(101,460)
Euro	CITI	Sell	1,347,153	1,525,382	11/04/19	—	(21,781)
Euro	UBSW	Sell	1,080,000	1,228,889	11/06/19	—	(11,649)
Euro	JPHQ	Sell	11,202,250	12,721,163	11/08/19	—	(148,256)
Australian Dollar	CITI	Sell	44,319,904	31,015,069	11/13/19	—	(212,656)
Australian Dollar	JPHQ	Sell	49,900,000	34,968,672	11/13/19	—	(190,778)
Australian Dollar	JPHQ	Sell	69,762,400	48,997,622	11/14/19	—	(157,955)
Australian Dollar	CITI	Sell	44,319,904	31,046,093	11/15/19	—	(183,048)
Australian Dollar	JPHQ	Sell	24,491,000	17,157,170	11/15/19	—	(99,927)
Euro	DBAB	Sell	11,099,219	12,686,962	11/15/19	—	(71,021)
Euro	JPHQ	Sell	3,119,931	3,566,331	11/15/19	—	(19,870)
South Korean Won	CITI	Sell	2,182,000,000	1,867,511	11/15/19	—	(26,367)
Australian Dollar	JPHQ	Sell	25,164,000	17,446,327	11/20/19	—	(286,997)
Euro	BOFA	Sell	46,940,555	53,270,959	11/20/19	—	(705,752)
Euro	GSCO	Sell	8,064,735	9,148,232	11/20/19	—	(125,366)
Euro	JPHQ	Sell	101,548,881	115,311,293	11/20/19	—	(1,459,259)
Australian Dollar	JPHQ	Sell	21,416,000	14,790,104	11/21/19	—	(302,310)
Euro	BNDP	Sell	4,802,000	5,446,909	11/21/19	—	(75,316)
Euro	BOFA	Sell	9,579,000	10,865,747	11/21/19	—	(149,953)
Euro	GSCO	Sell	54,165,278	61,431,550	11/21/19	—	(857,671)
Euro	JPHQ	Sell	71,296,627	80,771,236	11/21/19	—	(1,218,768)
Euro	UBSW	Sell	82,668,771	93,691,825	11/21/19	—	(1,375,966)
Euro	BNDP	Sell	19,042,000	21,529,552	11/29/19	—	(382,064)
Euro	BZWS	Sell	5,036,526	5,694,800	11/29/19	—	(100,727)
Euro	DBAB	Sell	57,336,369	64,834,533	11/29/19	—	(1,142,385)
Euro	GSCO	Sell	24,226,101	27,406,382	11/29/19	—	(470,574)
Euro	MSCO	Sell	10,458,000	11,828,207	11/29/19	—	(205,806)
Australian Dollar	CITI	Sell	13,912,200	9,684,422	12/03/19	—	(122,538)
Euro	CITI	Sell	70,580,000	79,763,164	12/03/19	—	(1,478,444)
Euro	BOFA	Sell	13,546,846	15,345,528	12/04/19	—	(248,877)
Euro	GSCO	Sell	4,499,800	5,101,513	12/04/19	—	(78,416)
Euro	JPHQ	Sell	66,814,002	75,631,446	12/04/19	—	(1,281,262)
Euro	GSCO	Sell	8,776,716	9,976,669	12/05/19	—	(127,403)
Euro	JPHQ	Sell	14,763,729	16,766,060	12/05/19	—	(230,477)
Euro	SCNY	Sell	4,966,194	5,639,511	12/05/19	—	(77,751)
Euro	UBSW	Sell	28,019,798	31,784,818	12/05/19	—	(472,583)
Japanese Yen	JPHQ	Buy	2,591,104,530	24,282,848	12/05/19	44,159	—

26	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Buy	7,958,354,590	74,614,848		12/06/19	$109,374	$—
Japanese Yen	JPHQ	Buy	2,695,498,000	25,267,505		12/06/19	41,620	—
Mexican Peso	CITI	Buy	356,475,500	13,936,256	EUR	12/06/19	2,019,616	—
Mexican Peso	CITI	Sell	356,475,500	15,388,021	EUR	12/06/19	—	(348,163)
Euro	BOFA	Sell	8,753,727	10,017,153		12/09/19	—	(63,589)
Euro	DBAB	Sell	37,783,715	43,198,877		12/09/19	—	(312,630)
Euro	JPHQ	Sell	11,367,248	12,991,286		12/10/19	—	(100,188)
Euro	DBAB	Sell	677,000	777,162		12/11/19	—	(2,588)
Australian Dollar	HSBK	Sell	14,110,000	1,056,288,710	JPY	12/12/19	—	(25,788)
Australian Dollar	HSBK	Sell	40,320,000	3,027,628,800	JPY	12/12/19	13,046	—
Australian Dollar	JPHQ	Sell	24,680,000	1,849,867,188	JPY	12/12/19	—	(23,522)
Euro	HSBK	Sell	12,000,000	13,768,260		12/12/19	—	(54,095)
Euro	UBSW	Sell	7,424,000	8,519,040		12/16/19	—	(35,052)
Euro	BOFA	Sell	23,470,278	26,756,117		12/18/19	—	(291,050)
Euro	DBAB	Sell	13,698,285	15,610,566		12/18/19	—	(175,349)
Euro	GSCO	Sell	11,097,345	12,637,657		12/18/19	—	(150,933)
Japanese Yen	HSBK	Buy	8,024,176,000	74,885,430		12/19/19	534,418	—
Japanese Yen	JPHQ	Buy	3,941,605,450	36,804,963		12/20/19	245,425	—
Japanese Yen	HSBK	Buy	3,118,896,720	29,398,150		3/06/20	57,992	—
Japanese Yen	JPHQ	Buy	2,962,169,960	27,951,081		3/06/20	24,869	—
Australian Dollar	JPHQ	Sell	32,190,000	2,402,196,776	JPY	3/12/20	—	(40,642)
Australian Dollar	HSBK	Sell	13,830,000	1,028,267,415	JPY	3/13/20	—	(53,000)
Australian Dollar	JPHQ	Sell	23,000,000	15,968,769		3/18/20	—	(278,262)
Japanese Yen	HSBK	Buy	11,632,766,170	109,481,181		3/23/20	496,282	—
Japanese Yen	JPHQ	Buy	7,874,733,450	74,053,364		3/23/20	395,241	—
Japanese Yen	JPHQ	Buy	2,043,825,370	19,402,712		3/24/20	—	(78,992)
Euro	CITI	Sell	74,007,912	85,738,166		3/31/20	—	(157,944)
Japanese Yen	HSBK	Buy	3,118,896,780	29,568,720		6/08/20	55,788	—
Japanese Yen	JPHQ	Buy	2,962,169,960	28,115,566		6/08/20	20,290	—
Australian Dollar	HSBK	Sell	14,110,000	1,046,164,785	JPY	6/12/20	—	(41,934)
Australian Dollar	JPHQ	Sell	38,500,000	2,855,658,833	JPY	6/12/20	—	(103,647)
Euro	JPHQ	Sell	3,066,139	3,563,221		6/15/20	—	(13,221)
Japanese Yen	JPHQ	Buy	3,941,605,450	37,272,195		6/22/20	198,636	—
Japanese Yen	BNDP	Buy	9,960,831,630	95,137,671		6/24/20	—	(433,596)

Total Forward Exchange Contracts							$34,888,947	$(44,441,743)

Net unrealized appreciation (depreciation)								$(9,552,796)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At June 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.391%	Semi-Annual		5/04/21	$24,190,000	$(713,723)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.076%	Semi-Annual		6/14/21	11,000,000	(270,012)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.97%	Semi-Annual		1/23/25	73,168,000	(987,807)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	107,950,000	(1,491,992)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	26,990,000	(316,280)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	22,850,000	(273,074)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	36,010,000	(169,711)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.036%	Semi-Annual		3/23/25	50,330,000	(932,729)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual		3/27/25	37,700,000	(578,457)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual		3/27/25	37,700,000	(594,238)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	4,680,000	(1,855,459)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.32%	Semi-Annual		2/28/41	3,510,000	(1,371,152)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,170,000	(453,170)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	50,300,000	(14,433,221)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual		7/29/45	100,600,000	(11,920,429)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	347,500,000	(12,113,024)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual		3/13/47	55,500,000	(7,301,659)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	34,200,000	(2,376,321)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	53,800,000	(4,703,245)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.98%	Semi-Annual		2/20/48	52,462,000	(9,231,326)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	52,462,000	(9,491,996)
Receive Floating 3-month USD LIBOR	Quarterly

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed 3.019%	Semi-Annual		2/23/48	$52,462,000	$(9,681,133)

Total Centrally Cleared Swap Contracts					$(91,260,158)

OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$(411,078)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.44%	Semi-Annual	CITI	4/21/21	29,610,000	(893,157)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(1,853,212)

Total OTC Swap Contracts					$(3,157,447)

Total Interest Rate Swap Contracts					$(94,417,605)

See Note 10 regarding other derivative information.

See Abbreviations on page 47.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,065,998,668
Cost - Non-controlled affiliates (Note 3f)	1,497,446,474

Value - Unaffiliated issuers	$3,765,942,650
Value - Non-controlled affiliates (Note 3f)	1,497,446,474
Cash	110,000
Restricted cash for OTC derivative contracts (Note 1d)	6,870,000
Foreign currency, at value (cost $9,749,704)	9,759,368
Receivables:
Investment securities sold	143,370,029
Capital shares sold	11,841,708
Interest	59,832,447
Deposits with brokers for:
OTC derivative contracts	12,220,000
Centrally cleared swap contracts	94,788,798
Variation margin on centrally cleared swap contracts	4,074,091
Unrealized appreciation on OTC forward exchange contracts	34,888,947
Other assets	3,698

Total assets	5,641,148,210

Liabilities:
Payables:
Capital shares redeemed	19,171,086
Management fees	2,347,714
Distribution fees	683,401
Transfer agent fees	1,179,383
Deposits from brokers for:
OTC derivative contracts	6,870,000
Options written, at value (premiums received $24,135,889)	19,185,149
Unrealized depreciation on OTC forward exchange contracts	44,441,743
Unrealized depreciation on OTC swap contracts	3,157,447
Deferred tax.	2,470,949
Accrued expenses and other liabilities.	1,786,924

Total liabilities	101,293,796

Net assets, at value	$5,539,854,414

Net assets consist of:
Paid-in capital	$6,061,507,137
Total distributable earnings (loss)	(521,652,723)

Net assets, at value	$5,539,854,414

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

Templeton Global Total Return Fund

Class A:
Net assets, at value	$850,827,466

Shares outstanding	73,108,689

Net asset value per share[a]	$11.64

Maximum offering price per share (net asset value per share ÷ 96.25%)	$12.09

Class C:
Net assets, at value	$297,270,703

Shares outstanding	25,579,298

Net asset value and maximum offering price per share[a]	$11.62

Class R:
Net assets, at value	$8,009,851

Shares outstanding	687,849

Net asset value and maximum offering price per share	$11.64

Class R6:
Net assets, at value	$1,030,576,502

Shares outstanding	88,491,177

Net asset value and maximum offering price per share	$11.65

Advisor Class:
Net assets, at value	$3,353,169,892

Shares outstanding	287,634,417

Net asset value and maximum offering price per share	$11.66

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2019 (unaudited)

Templeton Global Total Return Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$14,981,113
Interest: (net of foreign taxes)~
Unaffiliated issuers	167,959,561

Total investment income	182,940,674

Expenses:
Management fees (Note 3a)	16,181,627
Distribution fees: (Note 3c)
Class A	1,036,248
Class C	988,889
Class R	19,296
Transfer agent fees: (Note 3e)
Class A	531,655
Class C	195,657
Class R	4,978
Class R6	127,644
Advisor Class	2,053,282
Custodian fees (Note 4)	1,412,480
Reports to shareholders	119,300
Registration and filing fees	79,436
Professional fees	49,080
Trustees’ fees and expenses	44,555
Other	462,989

Total expenses	23,307,116
Expense reductions (Note 4)	(17,934)
Expenses waived/paid by affiliates (Note 3f and 3g)	(2,555,101)

Net expenses	20,734,081

Net investment income	162,206,593

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(17,224,553)
Written options	(500,995)
Foreign currency transactions	(1,375,377)
Forward exchange contracts	104,845,654
Swap contracts	995,593

Net realized gain (loss)	86,740,322

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	37,389,984
Translation of other assets and liabilities denominated in foreign currencies	278,406
Forward exchange contracts.	2,140,489
Written options	4,950,740
Swap contracts	(125,382,067)
Change in deferred taxes on unrealized appreciation	654,719

Net change in unrealized appreciation (depreciation)	(79,967,729)

Net realized and unrealized gain (loss)	6,772,593

Net increase (decrease) in net assets resulting from operations	$168,979,186

~Foreign taxes withheld on interest	$3,541,458
#Net of foreign taxes.	$625,707

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$162,206,593	$312,656,248
Net realized gain (loss)	86,740,322	21,143,508
Net change in unrealized appreciation (depreciation)	(79,967,729)	(234,179,073)

Net increase (decrease) in net assets resulting from operations	168,979,186	99,620,683

Distributions to shareholders:
Class A	(25,218,144)	(44,326,826)
Class C	(8,686,151)	(16,920,594)
Class R	(223,713)	(381,548)
Class R6	(32,872,209)	(58,963,877)
Advisor Class	(101,217,561)	(168,380,480)

Total distributions to shareholders	(168,217,778)	(288,973,325)

Capital share transactions: (Note 2)
Class A	38,034,349	(79,756,412)
Class C	(13,814,377)	(75,375,091)
Class R	51,714	(554,040)
Class R6	43,347,968	(33,835,748)
Advisor Class	361,467,462	(16,011,649)

Total capital share transactions	429,087,116	(205,532,940)

Net increase (decrease) in net assets	429,848,524	(394,885,582)
Net assets:
Beginning of period	5,110,005,890	5,504,891,472

End of period	$5,539,854,414	$5,110,005,890

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1.  Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Total Return Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

34	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain

franklintempleton.com	Semiannual Report	35

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c.  Derivative Financial Instruments (continued)

counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized

36	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

d.  Restricted Cash

At June 30, 2019, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

franklintempleton.com	Semiannual Report	37

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

g.  Accounting Estimates (continued)

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	9,980,906	$117,240,857	16,190,199	$191,440,983
Shares issued in reinvestment of distributions	1,663,724	19,553,898	2,950,688	34,744,283
Shares redeemed	(8,406,392)	(98,760,406)	(25,801,658)	(305,941,678)

Net increase (decrease)	3,238,238	$38,034,349	(6,660,771)	$(79,756,412)

Class C Shares:
Shares sold	2,086,018	$24,511,357	2,990,920	$35,352,836
Shares issued in reinvestment of distributions	639,113	7,504,683	1,251,981	14,721,516
Shares redeemed[a]	(3,902,902)	(45,830,417)	(10,631,466)	(125,449,443)

Net increase (decrease)	(1,177,771)	$(13,814,377)	(6,388,565)	$(75,375,091)

Class R Shares:
Shares sold	196,630	$2,314,431	249,837	$2,952,068
Shares issued in reinvestment of distributions	17,681	207,942	29,193	343,868
Shares redeemed	(210,705)	(2,470,659)	(324,540)	(3,849,976)

Net increase (decrease)	3,606	$51,714	(45,510)	$(554,040)

Class R6 Shares:
Shares sold	10,530,285	$123,731,535	22,096,451	$265,693,642
Shares issued in reinvestment of distributions	2,493,207	29,321,510	4,427,705	52,137,505
Shares redeemed	(9,371,604)	(109,705,077)	(29,570,613)	(351,666,895)

Net increase (decrease)	3,651,888	$43,347,968	(3,046,457)	$(33,835,748)

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	59,290,235	$699,290,849	98,799,042	$1,171,675,626
Shares issued in reinvestment of distributions	7,401,783	87,121,162	12,183,266	143,607,971
Shares redeemed	(36,131,751)	(424,944,549)	(112,529,568)	(1,331,295,246)

Net increase (decrease)	30,560,267	$361,467,462	(1,547,260)	$(16,011,649)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $2.5 billion
0.585%	Over $2.5 billion, up to and including $5 billion
0.575%	Over $5 billion, up to and including $10 billion
0.565%	In excess of $10 billion

For the period ended June 30, 2019, the annualized gross effective investment management fee rate was 0.605% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

3.  Transactions with Affiliates (continued)

c.  Distribution Fees (continued)

Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers.	$21,268
CDSC retained	$3,995

Effective March 1, 2019, certain front-end sales charges on Class A and Class A1 shares, if any, were lowered. Further details are disclosed in the Fund’s Prospectus.

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Fund paid transfer agent fees of $2,913,216, of which $905,264 was retained by Investor Services.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$1,387,429,048	$951,284,370	$(841,266,944)	$—	$—	$1,497,446,474	1,497,446,474	$14,981,113

g.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2020.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At December 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Long term	$117,985,332

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $41,995,031.

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,585,879,120

Unrealized appreciation	$184,192,760
Unrealized depreciation	(625,165,815)

Net unrealized appreciation (depreciation)	$(440,973,055)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2019, aggregated $158,234,430 and $257,331,375, respectively.

7.  Credit Risk

At June 30, 2019, the Fund had 20.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.  Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9.  Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$233	$—
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	1,608,225	308,200
50,014,925		K2016470219 South Africa Ltd., B	2/01/17	37,134	35,501
34,412,118		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/22/11 - 6/30/19	29,165,934	43,015
11,482,386	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 6/30/19	7,112,503	130,538
9,464,113		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 6/30/19	6,777,161	283,923

		Total Restricted Securities (Value is 0.0%† of Net Assets)		$49,215,317	$801,177

*In U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

10.  Other Derivative Information

At June 30, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on centrally cleared swap contracts	$—		Variation margin on centrally cleared swap contracts	$91,260,158	[a]

	Unrealized appreciation on OTC swap contracts	—		Unrealized depreciation on OTC swap contracts	3,157,447

Foreign exchange contracts	Investments in securities, at value	22,926,443	[b]	Options written, at value	19,185,149

	Unrealized appreciation on OTC forward exchange contracts	34,888,947		Unrealized depreciation on OTC forward exchange contracts	44,441,743

Totals		$57,815,390			$158,044,497

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended June 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$995,593		Swap contracts	$(125,382,067)

Foreign exchange contracts	Investments	1,167,700	[a]	Investments	(7,376,015)	[a]

	Written options	(500,995)		Written options	4,950,740

	Forward exchange contracts	104,845,654		Forward exchange contracts	2,140,489

Value recovery instruments	Investments	8,371,868	[a]	Investments	(6,904,266)	[a]

Totals		$114,879,820			$(132,571,119)

aPurchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2019, the average month end notional amount of options and swap contracts, the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:

Options	$717,662,140
Swap contracts	$1,281,654,000
Forward exchange contracts	$5,518,371,437
VRI	$14,511,219

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

10.  Other Derivative Information (continued)

At June 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$34,888,947	$44,441,743
Options purchased	22,926,443	—
Options written	—	19,185,149
Swap contracts	—	3,157,447

Total	$57,815,390	$66,784,339

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At June 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received[b]	Net Amount (Not less than zero)
Counterparty
BNDP	$3,316,718	$ (1,697,442)	$(1,619,276)	$—	$—
BOFA	18,291	(18,291)	—	—	—
BZWS	229,535	(229,535)	—	—	—
CITI	25,956,180	(21,550,002)	—	(4,406,178)	—
DBAB	2,554,871	(2,554,871)	—	—	—
GSCO	2,619,515	(2,619,515)	—	—	—
HSBK	8,952,549	(8,810,625)	(141,924)	—	—
JPHQ	14,037,394	(14,037,394)	—	—	—
MSCO	1,809	(1,809)	—	—	—
SCNY	3,028	(3,028)	—	—	—
UBSW	125,500	(125,500)	—	—	—

Total	$57,815,390	$(51,648,012)	$(1,761,200)	$(4,406,178)	$—

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At June 30, 2019, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BNDP	$ 1,697,442	$ (1,697,442)	$ —	$—	$ —
BOFA	2,325,589	(18,291)	—	(2,307,298)	—
BZWS	619,666	(229,535)	—	(310,000)	80,131
CITI	21,550,002	(21,550,002)	—	—	—
DBAB	8,471,627	(2,554,871)	—	(5,850,000)	66,756
GSCO	2,721,056	(2,619,515)	—	(101,541)	—
HSBK	8,810,625	(8,810,625)	—	—	—
JPHQ	18,107,171	(14,037,394)	—	(1,400,000)	2,669,777
MSCO	210,319	(1,809)	—	—	208,510
SCNY	168,337	(3,028)	—	—	165,309
UBSW	2,102,505	(125,500)	—	(1,977,005)	—

Total	$66,784,339	$(51,648,012)	$ —	$(11,945,844)	$3,190,483

aAt June 30, 2019, the Fund received U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 47.

11.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2019, the Fund did not use the Global Credit Facility.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

12.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$343,701[c]	$343,701
Foreign Government and Agency Securities	—	2,613,832,712	—	2,613,832,712
Quasi-Sovereign and Corporate Bonds:
South Africa	—	414,461	43,015	457,476
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	22,926,443	—	22,926,443
Short Term Investments	2,260,783,848	365,044,944	—	2,625,828,792

Total Investments in Securities	$2,260,783,848	$3,002,218,560	$386,716	$5,263,389,124

Other Financial Instruments:
Forward Exchange Contracts	$—	$34,888,947	$—	$34,888,947

Liabilities:
Other Financial Instruments:
Options Written	$—	$19,185,149	$—	$19,185,149
Forward Exchange Contracts	—	44,441,743	—	44,441,743
Swap Contracts.	—	94,417,605	—	94,417,605

Total Other Financial Instruments	$—	$158,044,497	$—	$158,044,497

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks as well as other equity interests.

cIncludes securities determined to have no value at June 30, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

13.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

46	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	DEM	Deutsche Mark	LIBOR	London InterBank Offered Rate
GSCO	The Goldman Sachs Group Inc.	EUR	Euro	PIK	Payment-In-Kind
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi	VRI	Value Recovery Instrument
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	JPY	Japanese Yen
UBSW	UBS AG	KRW	South Korean Won
		MXN	Mexican Peso
		PHP	Philippine Peso
		USD	United States Dollar

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Global Total Return Fund

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on January 14, 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Class A	$0.0296	$0.7077	$ —
Class C	$0.0296	$0.6532	$ —
Class R	$0.0296	$0.6753	$ —
Class R6	$0.0296	$0.7502	$ —
Advisor Class	$0.0296	$0.7377	$ —

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

TEMPLETON GLOBAL TOTAL RETURN FUND

Shareholder Information

Board Approval of Investment

Management Agreements

TEMPLETON INCOME TRUST

Templeton Global Total Return Fund

(Fund)

At an in-person meeting held on May 21, 2019 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization.

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TEMPLETON INCOME TRUST

TEMPLETON GLOBAL TOTAL RETURN FUND

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended February 28, 2019. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional international income funds. The Performance Customized Peer Group for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians and in the first quintile (best) of its Performance Universe and Performance Customized Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the medians and in the first (best) and second quintiles of its Performance Universe and Performance Customized Peer Group. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and six other international income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation

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TEMPLETON GLOBAL TOTAL RETURN FUND

SHAREHOLDER INFORMATION

methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all

factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Templeton Global Total Return Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301
© 2019 Franklin Templeton Investments. All rights reserved.		407 S 08/19

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON INTERNATIONAL BOND FUND

A Series of Templeton Income Trust

June 30, 2019

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended June 30, 2019, the global economy generally expanded amid positive economic data in certain regions, healthy corporate earnings, the U.S. Federal Reserve’s (Fed’s) patient monetary policy stance and hopes of a U.S.-China trade deal. The European Central Bank did not change its benchmark interest rate and announced it would not raise rates in the next year due to risks including Brexit and global trade tensions. The Fed left the federal funds rate unchanged at its last four meetings and signaled no increases for 2019. Global markets were pressured by trade tensions between the U.S. and its trading partners and other geopolitical risks. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, rose 5.38% in U.S. dollar terms and 5.06% in local currency terms. The U.S. dollar declined against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton International Bond Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President,

Chief Investment Officer of Franklin Templeton Fixed Income Group

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Templeton International Bond Fund

This semiannual report for Templeton International Bond Fund covers the period ended June 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located outside of the U.S. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a +3.64% cumulative total return. In comparison, the Fund’s benchmark, the FTSE Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, posted a cumulative total return of +5.50% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global financial markets began the six-month period on a positive note, significantly recovering from the heightened volatility in December 2018. Some of the strongest rallies in January were seen across emerging markets, notably in Latin America. Most global currencies initially strengthened against a broadly weaker U.S. dollar before the trends reversed in February, March, April and May. However, weakness in the U.S. dollar returned in June, resulting in positive appreciations for a number of currencies against the U.S. dollar over the full six-month period. Additionally, risk

Portfolio Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).

assets around the world largely rallied during the period as a whole despite intermittent periods of volatility, with credit spreads broadly tightening across much of the global fixed income markets.

The Federal Open Market Committee (FOMC) shifted its policy stance at its January 2019 meeting, keeping rates unchanged, but removing its prior statement that “some further gradual increases in the target range for the federal funds rate” would be warranted. By March, the U.S. Federal Reserve (Fed) dropped its projected rate hikes for 2019 to zero, from the previous projections for two. In June, the FOMC shifted forward guidance further into dovish territory, notably removing its prior statement on being “patient… on future adjustments” and replacing it with a declaration that it “will act as appropriate to sustain the expansion.” Fed Chair Jay Powell indicated that several FOMC members saw a strengthening case for rate cuts.

In Europe, the European Central Bank (ECB) kept its policy rate unchanged at its January, March, April and June meetings, but moved increasingly into dovish territory throughout the period. ECB President Mario Draghi indicated the central bank was prepared to “use all the instruments in its toolbox” to support economic conditions and move inflation closer to its 2.0% target, specifically including the possibility for rate cuts and quantitative easing.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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TEMPLETON INTERNATIONAL BOND FUND

Trade tensions between the U.S. and China presented risks to economic continuity and market sentiment during the period. Negotiations appeared to deteriorate throughout May, but not to a point that we believed would trigger an imminent recession or require acute monetary accommodation. The impasse appeared to thaw at the end of June, as President Trump resumed trade talks with Chinese President Xi Jinping at the G20 summit in Osaka, Japan. Our baseline view was for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remained elevated.

Geographic Composition*

Based on Total Net Assets as of 6/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Sovereign bond yields around the world declined during the six-month period, with the yield on the 10-year U.S. Treasury (UST) note finishing 0.68% lower at 2.01%, its lowest level since November 2016, and the yield on the 10-year German Bund dropping 0.57% to finish at 0.33%, its lowest level on record. The UST yield curve inverted with the spread between three-month and 10-year USTs reaching a low of -0.25% in early June, its lowest level since 2007. In our view, markets were overvaluing longer-term USTs during the period and overstating the probabilities for a near-term contraction in the U.S. economy. The probability for slower growth in the second half of 2019 increased during the period, but the likelihood for a recession still remained quite low, in our assessment.

On the whole, duration and credit exposures around the world rallied during the period. Additionally, a number of global currencies appreciated against a weakened U.S. dollar, with some notable exceptions including the euro, the Australian dollar, the Argentine peso and the Ghanaian cedi. Overall, long-duration exposures and select currency exposures across global fixed income markets were key drivers of investment returns during the period.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund may also enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements (which may include interest rate and credit default swaps).

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a currency option?

A currency option is a derivative financial instrument that gives the owner the right but not the obligation to exchange money denominated in one currency at a pre-agreed exchange rate on a specified date.

Manager’s Discussion

During the period, we held duration exposures in select local-currency markets, notably including Brazil, Colombia, Ghana, India and Indonesia. We held short-term local-currency bonds in Mexico, Argentina and South Korea. We also continued to hold a net-negative position in the euro, through currency forward contracts, as a macro hedge against a broadly strengthening U.S. dollar and as a directional view on the currency. We expected the euro to weaken based on rate differentials and growth divergence between Europe and the U.S. The ECB has shifted back toward ongoing stimulus with intentions to not raise rates above the 0% main refinancing rate through at least the first half of 2020. Our short euro position was also designed to hedge against eurosceptic political risks and unresolved structural risks across Europe. We also continued to hold net-negative positioning in the Australian dollar, also through currency forward contracts, based on the Reserve Bank of Australia’s continued rate accommodation, and as a partial hedge against potential trade risks and tail risks associated with China’s economy. The short Australian dollar position is

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intended to hedge broad-based beta risk across emerging markets. In May, we closed our net-negative position in the Japanese yen, formerly achieved through currency forward contracts, and transitioned toward a positive exposure to the yen, as our expectations shifted to a positive outlook for yen strength. We continued to hedge our exposures to the Indian rupee and South Korean won but maintained our positions in the local-currency bonds. In credit markets, we continued to see areas of value in some specific sovereign credits. However, we largely preferred the risk-adjusted returns in specific areas of the local-currency bond markets over the more fully valued credit markets. We remained positioned for rising yields by maintaining low overall portfolio duration and holding negative duration exposure to USTs through interest-rate swaps. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions. Interest-rate strategies detracted from absolute results, while sovereign credit exposures had a largely neutral effect. Among currencies, the Fund’s net-negative positions in the euro and the Japanese yen contributed to absolute results. Exposure to the Mexican peso also contributed to absolute performance, while exposure to the Argentine peso detracted. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to USTs detracted from absolute performance. However, select duration exposures in Asia ex-Japan contributed to absolute results, as did duration exposure in Brazil.

The strategy’s relative underperformance during the period was primarily due to interest-rate strategies. Currency positions contributed to relative results, while sovereign credit exposures had a largely neutral effect. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Underweighted duration exposures in the U.S. and Japan detracted from relative performance, as did select underweighted duration exposures in Europe. However, select overweighted duration exposures in Asia ex-Japan contributed to relative performance, as did overweighted duration exposure in Brazil. Among currencies, the Fund’s underweighted positions in the euro and the Japanese yen contributed to relative performance. Overweighted exposure to the Mexican peso also contributed to relative results, while overweighted exposure to the Argentine peso detracted.

Currency Composition*
6/30/19

	% of Total Net Assets

Americas	117.9%
U.S. Dollar	88.9%
Brazilian Real	12.4%
Mexican Peso	11.8%
Argentine Peso	3.3%
Colombian Peso	1.5%
Canadian Dollar	0.0%	**

Asia Pacific	16.4%
Japanese Yen	18.2%
Thai Baht	4.6%
Indonesian Rupiah	4.5%
Indian Rupee	0.2%
South Korean Won	0.2%
Singapore Dollar	-0.1%
Australian Dollar	-11.2%

Middle East & Africa	1.2%
Ghanaian Cedi	1.2%

Europe	-35.5%
Euro	-35.5%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

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TEMPLETON INTERNATIONAL BOND FUND

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of June 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+3.64%	-0.30%
1-Year	+6.90%	+2.90%
5-Year	+2.07%	-0.35%
10-Year	+45.53%	+3.43%

Advisor
6-Month	+3.77%	+3.77%
1-Year	+7.28%	+7.28%
5-Year	+3.30%	+0.65%
10-Year	+49.56%	+4.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–6/30/19)

Share Class	Net Investment Income
A	$0.2572
C	$0.2366
R	$0.2484
R6	$0.2765
Advisor	$0.2707

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	1.08%	1.34%
Advisor	0.83%	1.09%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,036.40	$5.00	$1,019.89	$4.96	0.99%
C	$1,000	$1,033.30	$7.01	$1,017.90	$6.95	1.39%
R	$1,000	$1,034.50	$6.26	$1,018.65	$6.21	1.24%
R6	$1,000	$1,037.30	$3.13	$1,021.72	$3.11	0.62%
Advisor	$1,000	$1,037.70	$3.74	$1,021.12	$3.71	0.74%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

TEMPLETON INCOME TRUST

Financial Highlights

Templeton International Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.14	$10.57	$10.61	$10.07	$10.03	$11.86	$11.30

Income from investment operations[b]:

Net investment income[c]	0.24	0.40	0.42	0.12	0.34	0.30	0.26

Net realized and unrealized gains (losses)	0.13	(0.22)	(0.18)	0.44	(0.17)	(1.68)	0.61

Total from investment operations	0.37	0.18	0.24	0.56	0.17	(1.38)	0.87

Less distributions from:

Net investment income and net foreign currency gains	(0.26)	(0.59)	(0.28)	—	(0.04)	(0.45)	(0.31)

Net realized gains	—	(0.01)	—	—	—	—	—

Tax return of capital	—	(0.01)	—	(0.02)	(0.09)	—	—

Total distributions	(0.26)	(0.61)	(0.28)	(0.02)	(0.13)	(0.45)	(0.31)

Net asset value, end of period	$10.25	$10.14	$10.57	$10.61	$10.07	$10.03	$11.86

Total return[d]	3.64%	1.82%	2.25%	5.54%	1.70%	(11.90)%	7.77%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.20%	1.26%	1.44%	1.58%	1.27%	1.17%	1.14%

Expenses net of waiver and payments by affiliates	0.99%	0.99%	0.99%	1.00%	0.99%	1.04%	1.04%

Expenses net of waiver and payments by affiliates and expense reduction	0.99% [f]	0.98%	0.99% [f]	0.99%	0.99% [f]	1.04% [f]	1.04% [f]

Net investment income	4.78%	3.93%	3.87%	3.48%	3.28%	2.72%	2.23%

Supplemental data

Net assets, end of period (000’s)	$30,535	$38,856	$71,262	$84,766	$92,981	$84,779	$141,831

Portfolio turnover rate	12.53%	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.16	$10.58	$10.62	$10.08	$10.04	$11.87	$11.31

Income from investment operations[b]:

Net investment income[c]	0.22	0.36	0.38	0.11	0.29	0.26	0.22

Net realized and unrealized gains (losses)	0.12	(0.21)	(0.18)	0.43	(0.16)	(1.68)	0.61

Total from investment operations	0.34	0.15	0.20	0.54	0.13	(1.42)	0.83

Less distributions from:

Net investment income and net foreign currency gains	(0.24)	(0.55)	(0.24)	—	(0.03)	(0.41)	(0.27)

Net realized gains	—	(0.01)	—	—	—	—	—

Tax return of capital	—	(0.01)	—	(—)[d]	(0.06)	—	—

Total distributions	(0.24)	(0.57)	(0.24)	—	(0.09)	(0.41)	(0.27)

Net asset value, end of period	$10.26	$10.16	$10.58	$10.62	$10.08	$10.04	$11.87

Total return[e]	3.33%	1.52%	1.84%	5.36%	1.30%	(12.20)%	7.38%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.60%	1.66%	1.84%	1.98%	1.66%	1.51%	1.49%

Expenses net of waiver and payments by affiliates	1.39%	1.39%	1.39%	1.40%	1.38%	1.38%	1.39%

Expenses net of waiver and payments by affiliates and expense reduction	1.39% [g]	1.38%	1.39% [g]	1.39%	1.38% [g]	1.38% [g]	1.39% [g]

Net investment income	4.38%	3.53%	3.47%	3.08%	2.89%	2.38%	1.88%

Supplemental data

Net assets, end of period (000’s)	$8,321	$8,654	$9,733	$11,563	$11,906	$15,559	$23,990

Portfolio turnover rate	12.53%	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.14	$10.56	$10.61	$10.08	$10.03	$11.87	$11.31

Income from investment operations[b]:

Net investment income[c]	0.23	0.39	0.40	0.11	0.30	0.28	0.24

Net realized and unrealized gains (losses)	0.12	(0.22)	(0.19)	0.43	(0.15)	(1.70)	0.61

Total from investment operations	0.35	0.17	0.21	0.54	0.15	(1.42)	0.85

Less distributions from:

Net investment income and net foreign currency gains	(0.25)	(0.57)	(0.26)	—	(0.03)	(0.42)	(0.29)

Net realized gains	—	(0.01)	—	—	—	—	—

Tax return of capital	—	(0.01)	—	(0.01)	(0.07)	—	—

Total distributions	(0.25)	(0.59)	(0.26)	(0.01)	(0.10)	(0.42)	(0.29)

Net asset value, end of period	$10.24	$10.14	$10.56	$10.61	$10.08	$10.03	$11.87

Total return[d]	3.45%	1.67%	1.92%	5.44%	1.44%	(12.16)%	7.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.45%	1.51%	1.69%	1.83%	1.52%	1.37%	1.34%

Expenses net of waiver and payments by affiliates	1.24%	1.24%	1.24%	1.25%	1.24%	1.24%	1.24%

Expenses net of waiver and payments by affiliates and expense reduction	1.24% [f]	1.23%	1.24% [f]	1.24%	1.24% [f]	1.24% [f]	1.24% [f]

Net investment income	4.53%	3.68%	3.62%	3.23%	3.03%	2.52%	2.03%

Supplemental data

Net assets, end of period (000’s)	$591	$300	$286	$1,010	$1,005	$1,001	$1,558

Portfolio turnover rate	12.53%	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017[a]

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.15	$10.57	$10.78

Income from investment operations[b]:

Net investment income[c]	0.26	0.45	0.18

Net realized and unrealized gains (losses)	0.12	(0.22)	(0.24)

Total from investment operations	0.38	0.23	(0.06)

Less distributions from:

Net investment income and net foreign currency gains	(0.28)	(0.63)	(0.15)

Net realized gains	—	(0.01)	—

Tax return of capital	—	(0.01)	—

Total distributions	(0.28)	(0.65)	(0.15)

Net asset value, end of period	$10.25	$10.15	$10.57

Total return[d]	3.73%	2.28%	(0.61)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.28%	1.09%	0.99%

Expenses net of waiver and payments by affiliates	0.62%	0.66%	0.68%

Expenses net of waiver and payments by affiliates and expense reduction	0.62% [f]	0.65%	0.68% [f]

Net investment income	5.15%	4.26%	4.39%

Supplemental data

Net assets, end of period (000’s)	$1,120	$904	$414

Portfolio turnover rate	12.53%	43.13%	88.62%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,			Year Ended August 31,
		2018	2017	2016[a]	2016	2015	2014

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.15	$10.58	$10.62	$10.08	$10.04	$11.87	$11.31

Income from investment operations[b]:

Net investment income[c]	0.26	0.44	0.45	0.13	0.35	0.33	0.30

Net realized and unrealized gains (losses)	0.12	(0.23)	(0.18)	0.43	(0.16)	(1.68)	0.60

Total from investment operations	0.38	0.21	0.27	0.56	0.19	(1.35)	0.90

Less distributions from:

Net investment income and net foreign currency gains	(0.27)	(0.62)	(0.31)	—	(0.04)	(0.48)	(0.34)

Net realized gains	—	(0.01)	—	—	—	—	—

Tax return of capital	—	(0.01)	—	(0.02)	(0.11)	—	—

Total distributions	(0.27)	(0.64)	(0.31)	(0.02)	(0.15)	(0.48)	(0.34)

Net asset value, end of period	$10.26	$10.15	$10.58	$10.62	$10.08	$10.04	$11.87

Total return[d]	3.77%	2.07%	2.51%	5.59%	1.95%	(11.63)%	8.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.95%	1.01%	1.19%	1.33%	1.02%	0.87%	0.84%

Expenses net of waiver and payments by affiliates	0.74%	0.74%	0.74%	0.75%	0.74%	0.74%	0.74%

Expenses net of waiver and payments by affiliates and expense reduction	0.74% [f]	0.73%	0.74% [f]	0.74%	0.74% [f]	0.74% [f]	0.74% [f]

Net investment income	5.03%	4.18%	4.12%	3.73%	3.53%	3.02%	2.53%

Supplemental data

Net assets, end of period (000’s)	$370,082	$346,303	$276,074	$249,190	$248,750	$307,449	$355,214

Portfolio turnover rate	12.53%	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, June 30, 2019 (unaudited)

Templeton International Bond Fund

	Principal Amount*			Value

Foreign Government and Agency Securities 62.0%
Argentina 2.1%
Argentina Treasury Bill,
Strip, 4/30/20	29,394,000		ARS	$786,486
Strip, 7/31/20	5,261,000		ARS	119,926
Argentine Bonos del Tesoro,
18.20%, 10/03/21	73,832,000		ARS	1,181,000
16.00%, 10/17/23	171,501,000		ARS	2,905,148
senior note, 15.50%, 10/17/26	153,089,000		ARS	2,522,323
Government of Argentina,
[a] FRN, 68.466%, (ARPP7DRR), 6/21/20	940,000		ARS	21,566
[a] FRN, 52.006%, (ARS Badlar + 2.00%), 4/03/22	5,808,000		ARS	117,458
[b] Index Linked, 4.00%, 3/06/20	356,000		ARS	11,488
senior note, 4.50%, 2/13/20	927,000			801,855

				8,467,250

Brazil 11.8%
Letra Tesouro Nacional,
Strip, 7/01/20	21,410	[c]	BRL	5,261,959
Strip, 7/01/21	27,790	[c]	BRL	6,423,878
Nota do Tesouro Nacional,
10.00%, 1/01/21	130	[c]	BRL	35,693
10.00%, 1/01/23	8,407	[c]	BRL	2,405,823
10.00%, 1/01/25	51,600	[c]	BRL	15,157,768
10.00%, 1/01/27	64,330	[c]	BRL	19,214,015

				48,499,136

Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	123,124
senior bond, 4.375%, 3/21/23	57,000,000		COP	17,236
senior bond, 9.85%, 6/28/27	91,000,000		COP	35,740
Titulos de Tesoreria,
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	248,054
senior bond, B, 7.00%, 5/04/22	11,196,000,000		COP	3,676,508
senior bond, B, 10.00%, 7/24/24	4,505,000,000		COP	1,697,416
senior note, B, 7.00%, 9/11/19	637,000,000		COP	199,276

				5,997,354

Ghana 1.2%
Ghana Treasury Note, 17.24%, 11/11/19	280,000		GHS	51,435
Government of Ghana,
21.00%, 3/23/20	90,000		GHS	16,814
24.75%, 3/01/21	180,000		GHS	35,656
16.25%, 5/17/21	1,510,000		GHS	265,593
24.50%, 6/21/21	50,000		GHS	9,986
24.75%, 7/19/21	280,000		GHS	56,257
18.75%, 1/24/22	2,910,000		GHS	528,312
17.60%, 11/28/22	80,000		GHS	14,325
19.75%, 3/25/24	2,910,000		GHS	543,461

franklintempleton.com	Semiannual Report	15

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

	Principal Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
19.00%, 11/02/26	8,740,000		GHS	$1,583,823
senior bond, 19.75%, 3/15/32	8,740,000		GHS	1,592,587
senior note, 21.50%, 3/09/20	200,000		GHS	37,595
senior note, 18.50%, 6/01/20	100,000		GHS	18,369
senior note, 18.25%, 9/21/20	160,000		GHS	29,281
senior note, 16.50%, 3/22/21	360,000		GHS	63,755

				4,847,249

India 10.0%
Government of India,
senior bond, 8.20%, 2/15/22	19,000,000		INR	286,863
senior bond, 8.35%, 5/14/22	30,400,000		INR	462,164
senior bond, 8.08%, 8/02/22	673,000,000		INR	10,172,988
senior bond, 8.13%, 9/21/22	51,000,000		INR	773,787
senior bond, 9.15%, 11/14/24	227,000,000		INR	3,614,321
senior note, 7.80%, 4/11/21	196,900,000		INR	2,926,300
senior note, 8.79%, 11/08/21	110,000,000		INR	1,676,196
senior note, 8.15%, 6/11/22	82,000,000		INR	1,241,524
senior note, 6.84%, 12/19/22	12,000,000		INR	175,412
senior note, 7.16%, 5/20/23	19,100,000		INR	281,037
senior note, 8.83%, 11/25/23	257,900,000		INR	4,036,892
senior note, 7.68%, 12/15/23	302,000,000		INR	4,552,206
senior note, 7.59%, 1/11/26	512,000,000		INR	7,659,171
senior note, 6.79%, 5/15/27	232,300,000		INR	3,325,701

				41,184,562

Indonesia 4.5%
Government of Indonesia,
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	86,237
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	89,384
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	563,742
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	54,734
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	373,428
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000		IDR	685,633
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	4,001,137
senior bond, FR64, 6.125%, 5/15/28	159,000,000		IDR	10,416
senior bond, FR70, 8.375%, 3/15/24	168,376,000,000		IDR	12,638,185

				18,502,896

Mexico 8.8%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	4,433,950	[d]	MXN	23,134,169
senior bond, M, 6.50%, 6/10/21	958,380	[d]	MXN	4,900,170
senior bond, M, 6.50%, 6/09/22	205,600	[d]	MXN	1,044,830
senior bond, M, 8.00%, 12/07/23	6,600	[d]	MXN	35,139
senior note, M, 5.00%, 12/11/19	904,100	[d]	MXN	4,644,482

16	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

		Principal Amount*			Value

Foreign Government and Agency Securities (continued)
Mexico (continued)
Government of Mexico, (continued)
senior note, M, 7.25%, 12/09/21		440,400	[d]	MXN	$2,284,822

					36,043,612

Philippines 0.0%†
Government of the Philippines, senior note, 3.375%, 8/20/20		1,700,000		PHP	32,758

Singapore 4.4%
Government of Singapore, senior note, 2.00%, 7/01/20		24,500,000		SGD	18,163,584

South Korea 13.1%
Korea Monetary Stabilization Bond,
senior note, 2.14%, 6/02/20		2,912,000,000		KRW	2,530,636
senior note, 2.05%, 10/05/20		24,580,000,000		KRW	21,379,335
Korea Treasury Bond,
senior note, 1.75%, 6/10/20		4,202,000,000		KRW	3,640,098
senior note, 1.75%, 12/10/20		30,200,000,000		KRW	26,197,863

					53,747,932

Thailand 4.6%
Bank of Thailand Bond,
senior note, 1.34%, 2/26/20		290,000,000		THB	9,425,142
senior note, 1.77%, 3/27/20		293,000,000		THB	9,549,088

					18,974,230

Total Foreign Government and Agency Securities (Cost $269,730,044)					254,460,563

	Number of Contracts	Notional Amount*
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options 0.2%
AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	374,000		AUD	534
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	1,663,000		AUD	2,591
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	1,829,000		AUD	1,622
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	6,653,000		AUD	7,192
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	1,247,000		AUD	3,907
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	2,078,000		AUD	4,773
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	2,620,000		AUD	6,718
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	1,663,000		AUD	3,542
USD/MXN, Counterparty CITI, November Strike Price 20.00 MXN, Expires 11/07/19	1	1,629,000			29,177
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	5,038,000			76,366
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	9,120,000			334,294
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	5,429,000			163,690
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	6,124,000			191,344
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	3,062,000			53,107

franklintempleton.com	Semiannual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

		Number of Contracts	Notional Amount*		Value

	Options Purchased (continued)
	Calls - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	3,062,000		$53,107
	USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	3,062,000		10,784
	USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	3,499,000		105,516

					1,048,264

	Puts - Over-the-Counter
	Currency Options 0.1%
	AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	1,331,000	AUD	10,155
	AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	832,000	AUD	7,604
	AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	6,153,000	AUD	105,835
	AUD/JPY, Counterparty CITI, May Strike Price 75.50 JPY, Expires 5/06/20	1	2,494,000	AUD	47,149
	AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	3,326,000	AUD	13,581
	AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	3,326,000	AUD	46,792
	AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	624,000	AUD	5,789
	AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	374,000	AUD	4,679
	AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	1,559,000	AUD	30,812
	AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	1,123,000	AUD	25,920
	AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	5,544,000	AUD	24,455
	AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	2,772,000	AUD	21,270
	AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	6,985,000	AUD	18,264
	AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	3,464,000	AUD	24,422
	AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	2,772,000	AUD	14,998
	AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	3,326,000	AUD	13,649
	AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	1,663,000	AUD	12,144
	AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	6,000	AUD	17
	USD/MXN, Counterparty CITI, October Strike Price 18.25 MXN, Expires 10/08/19	1	2,519,000		6,282
	USD/MXN, Counterparty CITI, November Strike Price 18.28 MXN, Expires 11/07/19	1	1,629,000		5,644
	USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	1,531,000		12,625

					452,086

	Total Options Purchased (Cost $2,061,824)				1,500,350

	Total Investments before Short Term Investments (Cost $271,791,868)				255,960,913

			Principal Amount*
	Short Term Investments 35.2%

	Foreign Government and Agency Securities 4.8%
	Argentina 1.4%
e	Argentina Treasury Bill, 7/19/19 - 2/28/20		193,146,500	ARS	5,701,974

18	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

			Principal Amount*			Value

	Short Term Investments (continued)

	Foreign Government and Agency Securities (continued)
	Mexico 3.1%
e	Mexico Treasury Bill,
	7/04/19 - 2/27/20		6,985,490	[f]	MXN	$3,477,999
	7/18/19		17,201,000	[f]	MXN	8,914,220

						12,392,219

	South Korea 0.3%
	Korea Monetary Stabilization Bond, senior note, 2.16%, 2/02/20		1,492,000,000		KRW	1,294,223

	Total Foreign Government and Agency Securities (Cost $20,268,794)					19,388,416

	Total Investments before Money Market Funds (Cost $292,060,662)					275,349,329

			Shares
	Money Market Funds (Cost $124,899,333) 30.4%
	United States 30.4%
g,h	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		124,899,333			124,899,333

	Total Investments (Cost $416,959,995) 97.5%					400,248,662
	Options Written (0.3)%					(1,135,678)
	Other Assets, less Liabilities 2.8%					11,536,183

	Net Assets 100.0%					$410,649,167

		Number of Contracts	Notional Amount*
i	Options Written (0.3)%
	Calls - Over-the-Counter
	Currency Options (0.2)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	3,992,000		AUD	(6,498)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	1,663,000		AUD	(2,265)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	3,326,000		AUD	(3,747)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	1,247,000		AUD	(9,476)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	748,000		AUD	(4,288)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	1,123,000		AUD	(4,239)
	AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	1,247,000		AUD	(3,511)
	AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	2,661,000		AUD	(17,861)
	AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	1,663,000		AUD	(9,754)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	6,653,000		AUD	(62,070)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	2,078,000		AUD	(28,150)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	2,620,000		AUD	(39,070)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	1,663,000		AUD	(29,713)
	AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	3,326,000		AUD	(9,619)
	AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	4,158,000		AUD	(16,993)
	AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	5,238,000		AUD	(24,462)

franklintempleton.com	Semiannual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

		Number of Contracts	Notional Amount*		Value

[i]	Options Written (continued)
	Calls - Over-the-Counter (continued)
	Currency Options (continued)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	2,772,000	AUD	$(20,731)
	AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	6,000	AUD	(31)
	USD/MXN, Counterparty CITI, December Strike Price 21.90 MXN, Expires 12/05/19	1	5,038,000		(29,215)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	3,040,000		(176,232)
	USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	3,040,000		(44,770)
	USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	2,171,000		(110,873)
	USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	2,171,000		(19,726)
	USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	3,062,000		(40,758)
	USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	6,124,000		(52,758)
	USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	1,750,000		(16,494)

					(783,304)

	Puts - Over-the-Counter
	Currency Options (0.1)%
	USD/MXN, Counterparty CITI, October Strike Price 18.66 MXN, Expires 10/08/19	1	2,519,000		(13,656)
	USD/MXN, Counterparty CITI, October Strike Price 19.60 MXN, Expires 10/08/19	1	1,889,000		(20,753)
	USD/MXN, Counterparty CITI, November Strike Price 18.74 MXN, Expires 11/07/19	1	3,257,000		(24,020)
	USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	3,040,000		(78,994)
	USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	1,086,000		(31,549)
	USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	4,593,000		(92,012)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	1,750,000		(35,628)
	USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	3,062,000		(55,762)

					(352,374)

	Total Options Written (Premiums received $1,558,573)				(1,135,678)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bRedemption price at maturity and coupon payment are adjusted for inflation. See Note 1(f).

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dPrincipal amount is stated in 100 Mexican Peso Units.

eThe security was issued on a discount basis with no stated coupon rate.

fPrincipal amount is stated in 10 Mexican Peso Units.

gSee Note 3(f) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

iSee Note 1(c) regarding written options.

20	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At June 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Indian Rupee	BNDP	Sell	115,477,000	1,648,977	7/05/19	$—	$(24,260)
Indian Rupee	HSBK	Buy	98,562,000	1,430,093	7/05/19	—	(1,951)
Indian Rupee	HSBK	Sell	98,562,000	1,414,089	7/05/19	—	(14,053)
Indian Rupee	HSBK	Sell	228,148,787	3,237,712	7/11/19	—	(65,480)
Japanese Yen	DBAB	Buy	23,005,000	207,409	7/11/19	6,177	—
Japanese Yen	DBAB	Sell	23,005,000	208,533	7/11/19	—	(5,054)
Australian Dollar	JPHQ	Sell	3,574,810	2,557,562	7/15/19	46,685	—
Indian Rupee	CITI	Sell	152,102,000	2,153,671	7/15/19	—	(47,329)
Japanese Yen	CITI	Buy	57,713,000	520,135	7/16/19	15,907	—
Japanese Yen	CITI	Sell	57,713,000	521,656	7/16/19	—	(14,385)
Japanese Yen	JPHQ	Buy	1,122,525,000	10,244,802	7/16/19	181,275	—
Japanese Yen	JPHQ	Sell	1,122,525,000	10,158,413	7/16/19	—	(267,663)
Japanese Yen	DBAB	Buy	2,877,432,000	26,217,094	7/17/19	510,795	—
Japanese Yen	DBAB	Sell	2,877,432,000	25,866,882	7/17/19	—	(861,007)
Japanese Yen	GSCO	Buy	993,105,429	9,025,852	7/17/19	198,906	—
Japanese Yen	GSCO	Sell	993,105,429	8,926,790	7/17/19	—	(297,967)
Japanese Yen	HSBK	Buy	28,700,000	260,572	7/17/19	6,016	—
Japanese Yen	HSBK	Sell	28,700,000	258,095	7/17/19	—	(8,494)
Japanese Yen	MSCO	Buy	6,000,000	54,648	7/17/19	1,085	—
Japanese Yen	MSCO	Sell	6,000,000	53,958	7/17/19	—	(1,775)
Indian Rupee	HSBK	Sell	187,203,000	2,602,871	7/22/19	—	(103,548)
Indian Rupee	JPHQ	Sell	148,413,000	2,092,977	7/22/19	—	(52,650)
Euro	CITI	Sell	2,603,880	2,977,849	7/23/19	11,263	—
Euro	DBAB	Sell	3,464,889	3,946,577	7/23/19	—	(951)
South Korean Won	DBAB	Sell	57,386,667,500	51,146,762	7/30/19	1,500,022	—
Euro	BZWS	Sell	2,023,992	2,273,389	7/31/19	—	(34,075)
Japanese Yen	CITI	Buy	16,634,000	151,457	7/31/19	3,222	—
Japanese Yen	CITI	Sell	16,634,000	149,851	7/31/19	—	(4,828)
Japanese Yen	GSCO	Buy	33,200,000	302,065	7/31/19	6,661	—
Japanese Yen	GSCO	Sell	33,200,000	299,134	7/31/19	—	(9,593)
Euro	JPHQ	Sell	5,133,700	5,771,121	8/02/19	—	(82,512)
Australian Dollar	BOFA	Sell	10,100,000	7,098,987	8/06/19	—	(254)
Euro	JPHQ	Sell	186,425	211,180	8/13/19	—	(1,574)
Indian Rupee	HSBK	Sell	143,826,000	2,058,922	8/14/19	—	(13,817)
Indian Rupee	JPHQ	Sell	101,412,000	1,423,556	8/20/19	—	(36,716)
Euro	JPHQ	Sell	2,633,785	2,961,836	8/21/19	—	(45,835)
Euro	SCNY	Sell	388,000	436,783	8/21/19	—	(6,296)
Indian Rupee	SCNY	Sell	127,703,000	1,791,154	8/28/19	—	(45,665)
Indian Rupee	JPHQ	Sell	268,284,800	3,799,503	9/03/19	—	(56,383)
Indian Rupee	SCNY	Sell	153,361,000	2,171,991	9/03/19	—	(32,169)
Euro	CITI	Sell	2,047,790	2,351,313	9/06/19	10,003	—
Indian Rupee	BNDP	Sell	116,441,000	1,645,739	9/06/19	—	(27,143)
Indian Rupee	HSBK	Sell	98,129,000	1,391,013	9/06/19	—	(18,785)
Indian Rupee	SCNY	Sell	319,050,200	4,516,885	9/06/19	—	(66,840)
Japanese Yen	HSBK	Buy	217,459,310	2,023,130	9/06/19	4,422	—

franklintempleton.com	Semiannual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Buy	186,828,260	1,739,994		9/06/19	$1,959	$—
Mexican Peso	CITI	Buy	11,498,540	459,886	EUR	9/06/19	65,829	—
Mexican Peso	CITI	Sell	11,498,540	507,186	EUR	9/06/19	—	(11,750)
Indian Rupee	HSBK	Sell	143,683,917	2,032,448		9/11/19	—	(30,494)
Australian Dollar	JPHQ	Sell	2,990,000	224,964,219	JPY	9/12/19	—	(5,343)
Indian Rupee	BNDP	Sell	32,488,000	463,988		9/12/19	—	(2,398)
Indian Rupee	CITI	Sell	116,055,000	1,653,558		9/16/19	—	(11,626)
Indian Rupee	HSBK	Sell	72,097,335	1,026,735		9/16/19	—	(7,734)
Euro	DBAB	Sell	3,500,000	4,015,550		9/18/19	10,373	—
Indian Rupee	JPHQ	Sell	189,183,000	2,686,114		9/18/19	—	(27,627)
South Korean Won	CITI	Sell	955,000,000	848,534		9/20/19	21,179	—
Euro	GSCO	Sell	276,962	319,384		9/23/19	2,331	—
Euro	JPHQ	Sell	2,061,845	2,341,163		9/25/19	—	(19,486)
Euro	BZWS	Sell	1,011,996	1,161,159		9/30/19	2,061	—
Euro	SCNY	Sell	683,487	780,631		9/30/19	—	(2,207)
Indian Rupee	HSBK	Sell	98,562,000	1,412,367		10/03/19	1,242	—
Euro	CITI	Sell	11,011,000	12,531,619		10/04/19	—	(83,830)
Euro	GSCO	Sell	724,793	824,554		10/04/19	—	(5,852)
Australian Dollar	CITI	Sell	17,916,470	12,791,643		10/08/19	178,029	—
Euro	BOFA	Sell	925,820	1,054,167		10/08/19	—	(6,886)
Euro	DBAB	Sell	3,493,966	3,978,754		10/08/19	—	(25,569)
Euro	GSCO	Sell	616,000	701,378		10/08/19	—	(4,600)
Euro	UBSW	Sell	596,153	679,022		10/09/19	—	(4,264)
Australian Dollar	JPHQ	Sell	3,574,810	2,565,605		10/11/19	48,685	—
Euro	BZWS	Sell	736,000	842,783		10/11/19	—	(919)
Euro	HSBK	Sell	5,247,292	6,008,097		10/11/19	—	(7,053)
Euro	JPHQ	Sell	413,325	473,385		10/11/19	—	(423)
Australian Dollar	JPHQ	Sell	3,574,810	2,562,299		10/15/19	45,150	—
Euro	BOFA	Sell	208,570	238,667		10/15/19	—	(498)
Euro	DBAB	Sell	7,369,606	8,424,565		10/15/19	—	(26,083)
Euro	GSCO	Sell	247,466	282,926		10/15/19	—	(841)
Euro	BOFA	Sell	473,307	544,018		10/16/19	1,241	—
Euro	GSCO	Sell	191,000	219,522		10/16/19	488	—
Euro	HSBK	Sell	396,000	454,659		10/16/19	535	—
Euro	SCNY	Sell	327,000	375,589		10/17/19	563	—
Japanese Yen	HSBK	Buy	568,322,970	5,297,922		10/21/19	18,935	—
Japanese Yen	JPHQ	Buy	358,061,070	3,335,299		10/21/19	14,486	—
Euro	GSCO	Sell	277,029	317,849		10/23/19	—	(14)
Euro	UBSW	Sell	140,305	161,180		10/23/19	194	—
Euro	DBAB	Sell	922,000	1,052,555		10/24/19	—	(5,430)
Euro	UBSW	Sell	573,000	658,030		10/24/19	519	—
Euro	DBAB	Sell	434,885	495,056		10/25/19	—	(4,009)
Euro	HSBK	Sell	677,192	770,563		10/25/19	—	(6,567)
Euro	BOFA	Sell	118,760	134,383		10/29/19	—	(1,946)
Euro	CITI	Sell	805,010	911,352		10/29/19	—	(12,746)
Euro	JPHQ	Sell	1,228,000	1,389,212		10/29/19	—	(20,451)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	SCNY	Sell	670,194	758,393		10/29/19	$—	$(10,946)
Euro	DBAB	Sell	5,139,068	5,817,570		10/30/19	—	(82,197)
Brazilian Real	DBAB	Buy	8,737,100	1,920,664	EUR	10/31/19	42,047	—
Euro	BOFA	Sell	118,760	134,285		10/31/19	—	(2,064)
Euro	GSCO	Sell	1,005,086	1,136,114		10/31/19	—	(17,837)
Euro	HSBK	Sell	810,000	917,301		10/31/19	—	(12,670)
Euro	CITI	Sell	442,000	500,477		11/04/19	—	(7,146)
Euro	JPHQ	Sell	247,137	280,647		11/08/19	—	(3,271)
Australian Dollar	JPHQ	Sell	3,574,810	2,505,137		11/13/19	—	(13,667)
Euro	HSBK	Sell	152,000	173,354		11/14/19	—	(1,348)
Euro	DBAB	Sell	5,442,103	6,220,596		11/15/19	—	(34,822)
Euro	JPHQ	Sell	735,695	840,958		11/15/19	—	(4,685)
Euro	BOFA	Sell	989,468	1,122,907		11/20/19	—	(14,877)
Euro	GSCO	Sell	582,885	661,195		11/20/19	—	(9,061)
Euro	JPHQ	Sell	3,955,910	4,492,035		11/20/19	—	(56,846)
Euro	BOFA	Sell	781,000	885,912		11/21/19	—	(12,226)
Euro	CITI	Sell	48,798	55,342		11/21/19	—	(775)
Euro	GSCO	Sell	276,962	314,116		11/21/19	—	(4,386)
Euro	JPHQ	Sell	2,633,785	2,983,788		11/21/19	—	(45,023)
Euro	UBSW	Sell	200,326	227,037		11/21/19	—	(3,334)
Australian Dollar	BNDP	Sell	5,500,000	3,803,002		11/29/19	—	(73,694)
Euro	BNDP	Sell	14,000,000	15,828,890		11/29/19	—	(280,900)
Euro	BZWS	Sell	1,011,996	1,144,264		11/29/19	—	(20,239)
Euro	DBAB	Sell	3,690,518	4,173,146		11/29/19	—	(73,531)
Euro	MSCO	Sell	807,000	912,733		11/29/19	—	(15,881)
Euro	BNDP	Sell	2,850,000	3,220,928		12/03/19	—	(59,585)
Euro	CITI	Sell	1,950,000	2,203,715		12/03/19	—	(40,847)
Euro	BOFA	Sell	1,804,621	2,044,230		12/04/19	—	(33,154)
Euro	GSCO	Sell	724,793	821,712		12/04/19	—	(12,631)
Euro	GSCO	Sell	399,000	453,551		12/05/19	—	(5,792)
Euro	JPHQ	Sell	723,010	821,069		12/05/19	—	(11,287)
Euro	SCNY	Sell	337,841	383,645		12/05/19	—	(5,289)
Euro	UBSW	Sell	596,153	676,259		12/05/19	—	(10,055)
Japanese Yen	JPHQ	Buy	180,659,970	1,693,077		12/05/19	3,079	—
Japanese Yen	HSBK	Buy	554,881,570	5,202,383		12/06/19	7,626	—
Japanese Yen	JPHQ	Buy	187,938,620	1,761,730		12/06/19	2,902	—
Mexican Peso	CITI	Buy	11,498,540	449,530	EUR	12/06/19	65,145	—
Mexican Peso	CITI	Sell	11,498,540	496,359	EUR	12/06/19	—	(11,230)
Euro	BOFA	Sell	926,408	1,060,117		12/09/19	—	(6,730)
Euro	DBAB	Sell	3,493,966	3,994,722		12/09/19	—	(28,910)
South Korean Won	GSCO	Sell	4,520,000,000	3,816,601		12/09/19	—	(109,692)
Euro	DBAB	Sell	780,000	895,401		12/11/19	—	(2,982)
Australian Dollar	HSBK	Sell	1,190,000	89,084,590	JPY	12/12/19	—	(2,175)
Australian Dollar	HSBK	Sell	3,390,000	254,555,100	JPY	12/12/19	1,097	—
Australian Dollar	JPHQ	Sell	2,080,000	155,904,528	JPY	12/12/19	—	(1,982)
Euro	BOFA	Sell	494,734	563,997		12/18/19	—	(6,135)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	1,328,838	1,514,344		12/18/19	$—	$(17,010)
Euro	GSCO	Sell	247,466	281,815		12/18/19	—	(3,366)
Japanese Yen	HSBK	Buy	590,489,000	5,510,724		12/19/19	39,327	—
Japanese Yen	JPHQ	Buy	290,057,590	2,708,429		12/20/19	18,061	—
Japanese Yen	HSBK	Buy	217,459,310	2,049,732		3/06/20	4,043	—
Japanese Yen	JPHQ	Buy	206,531,830	1,948,837		3/06/20	1,734	—
Singapore Dollar	HSBK	Sell	24,790,000	18,217,225		3/10/20	—	(153,313)
Australian Dollar	JPHQ	Sell	2,710,000	202,235,267	JPY	3/12/20	—	(3,422)
Australian Dollar	HSBK	Sell	1,160,000	86,246,580	JPY	3/13/20	—	(4,445)
Japanese Yen	HSBK	Buy	856,040,190	8,056,578		3/23/20	36,521	—
Japanese Yen	JPHQ	Buy	579,491,590	5,449,493		3/23/20	29,085	—
Japanese Yen	JPHQ	Buy	150,402,430	1,427,820		3/24/20	—	(5,813)
Japanese Yen	HSBK	Buy	217,459,310	2,061,624		6/08/20	3,890	—
Japanese Yen	JPHQ	Buy	206,531,820	1,960,306		6/08/20	1,415	—
Australian Dollar	HSBK	Sell	1,190,000	88,230,765	JPY	6/12/20	—	(3,537)
Australian Dollar	JPHQ	Sell	3,230,000	239,578,426	JPY	6/12/20	—	(8,698)
Euro	JPHQ	Sell	723,010	840,225		6/15/20	—	(3,118)
Japanese Yen	JPHQ	Buy	290,057,590	2,742,812		6/22/20	14,617	—
Japanese Yen	BNDP	Buy	733,004,570	7,001,057		6/24/20	—	(31,908)

Total Forward Exchange Contracts							$3,186,827	$(3,970,230)

Net unrealized appreciation (depreciation)								$(783,403)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At June 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.97%	Semi-Annual	1/23/25	$15,050,000	$(203,183)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	8,880,000	(122,732)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	2,220,000	(26,015)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	1,880,000	(22,467)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	(13,950)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	(194,317)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.31%	Semi-Annual	7/29/25	7,284,000	(250,821)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	(707,405)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	(753,182)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.98%	Semi-Annual	2/20/48	5,060,000	(890,466)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	(915,607)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	(933,850)

Total Interest Rate Swap Contracts				$(5,033,995)

See Note 9 regarding other derivative information.

See Abbreviations on page 42.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$292,060,662
Cost - Non-controlled affiliates (Note 3f)	124,899,333

Value - Unaffiliated issuers	$275,349,329
Value - Non-controlled affiliates (Note 3f)	124,899,333
Restricted cash for OTC derivative contracts (Note 1d)	770,000
Foreign currency, at value (cost $551,743)	552,099
Receivables:
Investment securities sold	1,505,248
Capital shares sold	421,585
Interest	4,243,914
Deposits with brokers for:
OTC derivative contracts	890,000
Centrally cleared swap contracts	5,455,398
Variation margin on centrally cleared swap contracts	232,149
Unrealized appreciation on OTC forward exchange contracts	3,186,827
Other assets	281

Total assets	417,506,163

Liabilities:
Payables:
Capital shares redeemed	203,563
Management fees	151,693
Distribution fees	22,076
Transfer agent fees	236,273
Deposits from brokers for:
OTC derivative contracts	770,000
Options written, at value (premiums received $1,558,573)	1,135,678
Unrealized depreciation on OTC forward exchange contracts	3,970,230
Deferred tax	240,252
Accrued expenses and other liabilities	127,231

Total liabilities	6,856,996

Net assets, at value	$410,649,167

Net assets consist of:
Paid-in capital	$430,884,092
Total distributable earnings (loss)	(20,234,925)

Net assets, at value	$410,649,167

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

June 30, 2019 (unaudited)

Templeton International Bond Fund

Class A:
Net assets, at value	$30,535,346

Shares outstanding	2,979,160

Net asset value per share[a]	$10.25

Maximum offering price per share (net asset value per share ÷ 96.25%)	$10.65

Class C:
Net assets, at value	$8,321,034

Shares outstanding	810,894

Net asset value and maximum offering price per share[a]	$10.26

Class R:
Net assets, at value	$590,687

Shares outstanding	57,687

Net asset value and maximum offering price per share	$10.24

Class R6:
Net assets, at value	$1,119,998

Shares outstanding	109,223

Net asset value and maximum offering price per share	$10.25

Advisor Class:
Net assets, at value	$370,082,102

Shares outstanding	36,071,521

Net asset value and maximum offering price per share	$10.26

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2019 (unaudited)

Templeton International Bond Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$1,220,058
Interest: (net of foreign taxes)~
Unaffiliated issuers	10,365,024

Total investment income	11,585,082

Expenses:
Management fees (Note 3a)	1,355,675
Distribution fees: (Note 3c)
Class A	39,369
Class C	27,992
Class R	1,063
Transfer agent fees: (Note 3e)
Class A	24,236
Class C	6,603
Class R	327
Class R6	2,512
Advisor Class	277,541
Custodian fees (Note 4)	95,310
Reports to shareholders	23,855
Registration and filing fees	44,015
Professional fees	37,796
Trustees’ fees and expenses	3,186
Other	44,781

Total expenses	1,984,261
Expense reductions (Note 4)	(12,435)
Expenses waived/paid by affiliates (Note 3f and 3g)	(417,287)

Net expenses	1,554,539

Net investment income	10,030,543

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	263,682
Written options	(37,609)
Foreign currency transactions	(36,595)
Forward exchange contracts	6,236,446
Swap contracts	157,613

Net realized gain (loss)	6,583,537

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,516,859
Translation of other assets and liabilities denominated in foreign currencies	(274,950)
Forward exchange contracts	1,803,325
Written options	422,895
Swap contracts	(7,584,567)
Change in deferred taxes on unrealized appreciation	(20,536)

Net change in unrealized appreciation (depreciation)	(2,136,974)

Net realized and unrealized gain (loss)	4,446,563

Net increase (decrease) in net assets resulting from operations	$14,477,106

~Foreign taxes withheld on interest	$330,109
#Net of foreign taxes	$55,666

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$10,030,543	$15,664,805
Net realized gain (loss)	6,583,537	8,664,802
Net change in unrealized appreciation (depreciation)	(2,136,974)	(15,972,244)

Net increase (decrease) in net assets resulting from operations	14,477,106	8,357,363

Distributions to shareholders:
Class A	(795,817)	(2,745,753)
Class C	(197,718)	(470,373)
Class R	(11,005)	(15,612)
Class R6	(28,361)	(32,375)
Advisor Class	(9,506,028)	(19,892,585)
Distributions to shareholders from tax return of capital:
Class A	—	(47,963)
Class C	—	(7,864)
Class R	—	(264)
Class R6	—	(519)
Advisor Class	—	(349,247)

Total distributions to shareholders	(10,538,929)	(23,562,555)

Capital share transactions: (Note 2)
Class A	(8,763,171)	(30,563,885)
Class C	(427,613)	(727,704)
Class R	285,511	24,790
Class R6	207,658	512,109
Advisor Class	20,391,555	83,207,905

Total capital share transactions	11,693,940	52,453,215

Net increase (decrease) in net assets	15,632,117	37,248,023
Net assets:
Beginning of period	395,017,050	357,769,027

End of period	$410,649,167	$395,017,050

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1.  Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton International Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,

30	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

franklintempleton.com	Semiannual Report	31

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

c.  Derivative Financial Instruments (continued)

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d.  Restricted Cash

At June 30, 2019, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	585,810	$6,032,758	990,869	$10,336,479
Shares issued in reinvestment of distributions	74,903	770,760	263,605	2,722,088
Shares redeemed	(1,511,974)	(15,566,689)	(4,166,864)	(43,622,452)

Net increase (decrease)	(851,261)	$(8,763,171)	(2,912,390)	$(30,563,885)

Class C Shares:
Shares sold	72,168	$743,088	222,908	$2,316,379
Shares issued in reinvestment of distributions	17,298	178,225	42,066	433,646
Shares redeemed[a]	(130,752)	(1,348,926)	(332,687)	(3,477,729)

Net increase (decrease)	(41,286)	$(427,613)	(67,713)	$(727,704)

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

2.  Shares of Beneficial Interest (continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class R Shares:
Shares sold	53,549	$547,505	12,933	$135,523
Shares issued in reinvestment of distributions	1,069	11,005	1,546	15,876
Shares redeemed	(26,539)	(272,999)	(11,934)	(126,609)

Net increase (decrease)	28,079	$285,511	2,545	$24,790

Class R6 Shares:
Shares sold	42,110	$433,027	102,222	$1,047,050
Shares issued in reinvestment of distributions	2,595	26,695	2,924	30,112
Shares redeemed	(24,518)	(252,064)	(55,252)	(565,053)

Net increase (decrease)	20,187	$207,658	49,894	$512,109

Advisor Class Shares:
Shares sold	5,393,431	$55,647,637	14,008,769	$146,073,459
Shares issued in reinvestment of distributions	820,285	8,447,238	1,770,136	18,240,077
Shares redeemed	(4,245,550)	(43,703,320)	(7,774,997)	(81,105,631)

Net increase (decrease)	1,968,166	$20,391,555	8,003,908	$83,207,905

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

For the period ended June 30, 2019, the annualized gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	0.65%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,237
CDSC retained	$162

Effective March 1, 2019, certain front-end sales charges on Class A and A1 shares, if any, were lowered. Further details are disclosed in the Fund’s Prospectus.

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2019, the Fund paid transfer agent fees of $311,219, of which $80,574 was retained by Investor Services.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

3.  Transactions with Affiliates (continued)

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$93,932,011	$73,581,586	$(42,614,264)	$—	$—	$124,899,333	124,899,333	$1,220,058

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.74%, and for Class R6 do not exceed 0.59%, based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to May 1, 2019, the expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.63% based on the average net assets of the class.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $4,986,769.

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$414,837,291

Unrealized appreciation	$ 14,691,813
Unrealized depreciation	(35,923,948)

Net unrealized appreciation (depreciation)	$ (21,232,135)

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and tax straddles.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2019, aggregated $65,193,798 and $29,881,060, respectively.

7.  Credit Risk

At June 30, 2019, the Fund had 16.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.  Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9.  Other Derivative Information

At June 30, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on centrally cleared swap contracts	$—		Variation margin on centrally cleared swap contracts	$5,033,995	[a]
Foreign exchange contracts	Investments in securities, at value	1,500,350	[b]	Options written, at value	1,135,678
	Unrealized appreciation on OTC forward exchange contracts	3,186,827		Unrealized depreciation on OTC forward exchange contracts	3,970,230

Totals		$4,687,177			$10,139,903

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

9.  Other Derivative Information (continued)

For the period ended June 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$ 157,613		Swap contracts	$(7,584,567)

Foreign exchange contracts	Investments	60,289	[a]	Investments	(561,474)[a]

	Written options	(37,609)		Written options	422,895

	Forward exchange contracts	6,236,446		Forward exchange contracts	1,803,325

Value recovery instruments	Investments	689,990	[a]	Investments	(569,032)[a]
Totals		$7,106,729			$(6,488,853)

aPurchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2019, the average month end notional amount of options and swap contracts, the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:

Options	$47,993,510
Swap contracts	$85,564,00
Forward exchange contracts	$455,754,965
VRI	$1,195,945

At June 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$3,186,827	$3,970,230
Options purchased	1,500,350	—
Options written	—	1,135,678

Total	$4,687,177	$5,105,908

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At June 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[b]	Net Amount (Not less than zero)

Counterparty
BNDP	$ —	$ —	$ —	$ —	$ —
BOFA	1,241	(1,241)	—	—	—
BZWS	2,061	(2,061)	—	—	—
CITI	1,504,161	(1,052,759)	—	(451,402)	—
DBAB	2,069,414	(1,167,555)	994,135	—	1,895,994
GSCO	208,386	(208,386)	—	—	—
HSBK	267,889	(267,889)	—	—	—
JPHQ	631,647	(631,647)	—	—	—
MSCO	1,102	(1,102)	—	—	—
SCNY	563	(563)	—	—	—
UBSW	713	(713)	—	—	—

Total	$4,687,177	$(3,333,916)	$994,135	$(451,402)	$1,895,994

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

9.  Other Derivative Information (continued)

At June 30, 2019, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$ 499,888	$ —	$ —	$(300,000)	$199,888
BOFA	84,770	(1,241)	—	—	83,529
BZWS	55,233	(2,061)	—	—	53,172
CITI	1,052,759	(1,052,759)	—	—	—
DBAB	1,167,555	(1,167,555)	—	—	—
GSCO	481,632	(208,386)	—	(270,000)	3,246
HSBK	624,202	(267,889)	—	(300,000)	56,313
JPHQ	935,117	(631,647)	—	—	303,470
MSCO	17,687	(1,102)	—	—	16,585
SCNY	169,412	(563)	—	(20,000)	148,849
UBSW	17,653	(713)	—	—	16,940

Total	$5,105,908	$(3,333,916)	$ —	$(890,000)	$881,992

a At June 30, 2019, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.

b In some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 42.

10.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2019, the Fund did not use the Global Credit Facility.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

11.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$254,460,563	$—	$254,460,563
Options Purchased	—	1,500,350	—	1,500,350
Short Term Investments	124,899,333	19,388,416	—	144,287,749

Total Investments in Securities	$124,899,333	$275,349,329	$—	$400,248,662

Other Financial Instruments:
Forward Exchange Contracts	$—	$3,186,827	$—	$3,186,827

Liabilities:
Other Financial Instruments:
Options Written	$—	$1,135,678	$—	$1,135,678
Forward Exchange Contracts	—	3,970,230	—	3,970,230
Swap Contracts	—	5,033,995	—	5,033,995

Total Other Financial Instruments	$—	$10,139,903	$—	$10,139,903

aFor detailed categories, see the accompanying Statement of Investments.

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	EUR	Euro	LIBOR	London InterBank Offered Rate
GSCO	The Goldman Sachs Group Inc.	GHS	Ghanaian Cedi	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JP Morgan Chase & Co.	INR	Indian Rupee
MSCO	Morgan Stanley	JPY	Japanese Yen
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	MXN	Mexican Peso
		PHP	Philippine Peso
		SGD	Singapore Dollar
		THB	Thai Baht
		USD	United States Dollar

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton International Bond Fund

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on January 14, 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Class A	$0.0193	$0.3995	$ —
Class C	$0.0193	$0.3815	$ —
Class R	$0.0193	$0.4165	$ —
Class R6	$0.0193	$0.4389	$ —
Advisor Class	$0.0193	$0.4322	$ —

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Board Approval of Investment
Management Agreements

TEMPLETON INCOME TRUST

Templeton International Bond Fund

(Fund)

At an in-person meeting held on May 21, 2019 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund

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business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended February 28, 2019. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional international income funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group).

Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and nine other international income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

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SHAREHOLDER INFORMATION

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Templeton International Bond Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301
© 2019 Franklin Templeton Investments. All rights reserved.		447 S 08/19

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 13 (a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer—Finance and Administration
Date	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer—Finance and Administration
Date	August 30, 2019

By	/s/ ROBERT G. KUBILIS
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date	August 30, 2019